UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	November 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Intermediate Bond Fund

November 30, 2007

1.813081.103

IBF-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 3.7%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.2%
Media - 0.2%
Time Warner Cable, Inc. 5.85% 5/1/17	$ 6,815	$ 6,733
Univision Communications, Inc. 3.875% 10/15/08	8,635	8,430
Viacom, Inc. 6.125% 10/5/17	4,875	4,842
		20,005
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Diageo Capital PLC 5.75% 10/23/17	4,697	4,755
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (i)	13,010	12,746
Food Products - 0.1%
Kraft Foods, Inc. 6% 2/11/13	7,335	7,602
Tobacco - 0.1%
Reynolds American, Inc. 7.25% 6/15/37	8,210	8,615
TOTAL CONSUMER STAPLES		33,718
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Anadarko Petroleum Corp. 6.45% 9/15/36	2,885	2,923
Gazstream SA 5.625% 7/22/13 (c)	11,259	11,090
Kinder Morgan Energy Partners LP 6.95% 1/15/38	1,190	1,252
Nexen, Inc. 6.4% 5/15/37	5,370	5,287
Talisman Energy, Inc. yankee 6.25% 2/1/38	3,365	3,321
Texas Eastern Transmission LP 6% 9/15/17 (c)	6,073	6,100
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	2,725	2,800
Valero Energy Corp. 6.625% 6/15/37	3,965	4,104
		36,877
FINANCIALS - 1.1%
Capital Markets - 0.2%
BlackRock, Inc. 6.25% 9/15/17	9,180	9,502
Goldman Sachs Group, Inc. 6.75% 10/1/37	6,905	6,782
		16,284
Commercial Banks - 0.1%
Standard Chartered Bank 6.4% 9/26/17 (c)	9,660	9,893
Consumer Finance - 0.4%
General Electric Capital Corp.:
5.625% 9/15/17	6,040	6,234
6.375% 11/15/67 (i)	9,000	9,170
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.:
4% 1/15/09	$ 2,520	$ 2,432
4.5% 7/26/10	5,455	5,167
5.2238% 7/27/09 (i)	2,783	2,605
5.2438% 7/26/10 (i)	10,585	9,853
		35,461
Diversified Financial Services - 0.1%
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(i)	4,410	4,013
Insurance - 0.1%
Pennsylvania Mutual Life Insurance Co. 6.65% 6/15/34 (c)	11,200	11,988
Real Estate Investment Trusts - 0.2%
Duke Realty LP:
5.95% 2/15/17	590	598
6.5% 1/15/18	4,625	4,889
Liberty Property LP 6.625% 10/1/17	3,425	3,470
UDR, Inc. 5.5% 4/1/14	7,495	7,594
		16,551
TOTAL FINANCIALS		94,190
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
AstraZeneca PLC:
5.9% 9/15/17	4,800	5,018
6.45% 9/15/37	3,700	4,006
		9,024
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.2%
Bombardier, Inc. 6.3% 5/1/14 (c)	12,815	12,559
Airlines - 0.3%
American Airlines, Inc. pass thru trust certificates 7.324% 4/15/11	2,000	1,960
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	13,050	13,246
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
United Air Lines, Inc. pass-thru trust certificates:
7.032% 4/1/12	$ 3,475	$ 3,492
7.186% 10/1/12	8,616	8,642
		27,340
Industrial Conglomerates - 0.2%
General Electric Co. 5.25% 12/6/17	16,925	16,769
TOTAL INDUSTRIALS		56,668
UTILITIES - 0.7%
Electric Utilities - 0.4%
Commonwealth Edison Co. 5.4% 12/15/11	4,609	4,673
EDP Finance BV 6% 2/2/18 (c)	7,009	7,073
Enel Finance International SA 6.25% 9/15/17 (c)	3,626	3,714
Nevada Power Co. 6.5% 5/15/18	20,260	20,918
		36,378
Independent Power Producers & Energy Traders - 0.1%
TXU Corp. 5.55% 11/15/14	8,680	6,684
Multi-Utilities - 0.2%
CMS Energy Corp. 6.55% 7/17/17	9,075	8,811
TECO Energy, Inc. 7% 5/1/12	7,703	8,068
		16,879
TOTAL UTILITIES		59,941
TOTAL NONCONVERTIBLE BONDS (Cost $307,359)		310,423
U.S. Government and Government Agency Obligations - 26.1%

U.S. Government Agency Obligations - 4.8%
Fannie Mae:
5% 2/16/12 (b)	45,000	46,776
6.625% 9/15/09	28,675	30,098
Federal Home Loan Bank 5.375% 8/19/11	22,735	23,942
Freddie Mac:
4.75% 1/18/11	16,545	17,037
4.75% 3/5/12	80,000	82,450
5% 1/30/14	23,200	24,207
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
5.25% 7/18/11 (b)	$ 167,319	$ 175,460
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1996-A, 7.66% 8/1/15	3,130	3,139
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		403,109
U.S. Treasury Inflation Protected Obligations - 7.3%
U.S. Treasury Inflation-Indexed Notes:
0.875% 4/15/10	88,144	87,889
2% 1/15/14 (b)(e)	281,160	291,009
2% 7/15/14 (b)	165,896	171,885
2.375% 4/15/11	30,459	31,773
2.625% 7/15/17	25,046	27,275
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		609,831
U.S. Treasury Obligations - 14.0%
U.S. Treasury Notes:
3.875% 10/31/12 (d)	277,607	283,334
4.25% 8/15/13 (e)	102,032	105,914
4.25% 11/15/13 (b)(e)	800	830
4.25% 8/15/14 (b)(e)	32,016	33,087
4.5% 4/30/12 (b)(e)	188,263	196,735
4.75% 5/15/14 (b)	478,041	508,514
4.875% 6/30/12 (b)	33,782	35,846
TOTAL U.S. TREASURY OBLIGATIONS		1,164,260
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,099,805)		2,177,200
U.S. Government Agency - Mortgage Securities - 10.1%

Fannie Mae - 6.6%
3.699% 10/1/33 (i)	799	797
3.75% 1/1/34 (i)	743	738
3.754% 10/1/33 (i)	749	746
3.783% 6/1/34 (i)	3,790	3,759
3.812% 4/1/33 (i)	2,105	2,104
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
3.846% 10/1/33 (i)	$ 18,649	$ 18,634
3.915% 5/1/33 (i)	223	223
4% 7/1/18	12,045	11,635
4.007% 10/1/18 (i)	530	527
4.101% 2/1/35 (i)	324	326
4.104% 1/1/35 (i)	1,188	1,196
4.172% 1/1/35 (i)	1,707	1,695
4.23% 4/1/33 (i)	156	156
4.245% 1/1/34 (i)	2,008	1,997
4.25% 2/1/35 (i)	794	790
4.256% 5/1/35 (i)	743	747
4.263% 10/1/33 (i)	324	324
4.283% 6/1/33 (i)	403	405
4.289% 3/1/33 (i)	719	723
4.292% 3/1/33 (i)	358	356
4.292% 3/1/35 (i)	676	676
4.299% 3/1/33 (i)	408	405
4.3% 4/1/35 (i)	375	377
4.307% 8/1/33 (i)	1,335	1,333
4.339% 1/1/35 (i)	892	888
4.362% 2/1/34 (i)	1,564	1,556
4.391% 2/1/35 (i)	1,339	1,333
4.412% 5/1/35 (i)	672	675
4.417% 12/1/33 (i)	32,471	32,411
4.423% 8/1/34 (i)	2,196	2,193
4.434% 3/1/35 (i)	1,243	1,239
4.45% 1/1/35 (i)	828	824
4.479% 3/1/35 (i)	2,665	2,657
4.483% 5/1/35 (i)	2,115	2,117
4.499% 2/1/35 (i)	3,806	3,843
4.5% 4/1/20	3,736	3,705
4.502% 3/1/35 (i)	2,563	2,556
4.506% 2/1/35 (i)	11,131	11,117
4.528% 7/1/35 (i)	2,523	2,523
4.537% 2/1/35 (i)	608	611
4.558% 2/1/35 (i)	306	309
4.563% 11/1/34 (i)	2,226	2,223
4.568% 2/1/35 (i)	8,033	8,019
4.568% 10/1/35 (i)	295	294
4.574% 7/1/35 (i)	2,721	2,719
4.585% 1/1/35 (i)	3,986	3,984
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.594% 2/1/35 (i)	$ 2,149	$ 2,147
4.603% 9/1/34 (i)	2,151	2,151
4.663% 3/1/35 (i)	5,082	5,125
4.667% 11/1/34 (i)	2,612	2,614
4.69% 3/1/35 (i)	202	203
4.693% 10/1/34 (i)	2,634	2,637
4.713% 7/1/34 (i)	2,125	2,128
4.721% 12/1/34 (i)	1,757	1,759
4.77% 12/1/34 (i)	708	709
4.797% 11/1/34 (i)	2,192	2,196
4.8% 6/1/35 (i)	3,311	3,319
4.824% 2/1/33 (i)	1,072	1,082
4.826% 7/1/34 (i)	22,018	22,024
4.858% 10/1/34 (i)	8,812	8,839
4.87% 5/1/33 (i)	14	14
4.882% 10/1/35 (i)	1,646	1,646
4.946% 8/1/34 (i)	6,996	7,026
4.989% 8/1/34 (i)	561	563
5% 12/1/17 to 8/1/18	50,603	50,916
5.016% 7/1/34 (i)	362	363
5.04% 5/1/35 (i)	4,205	4,234
5.066% 9/1/34 (i)	6,060	6,091
5.082% 9/1/34 (i)	749	753
5.119% 1/1/36 (i)	5,733	5,737
5.132% 3/1/35 (i)	339	341
5.144% 5/1/35 (i)	2,629	2,649
5.155% 5/1/35 (i)	8,004	8,065
5.176% 6/1/35 (i)	2,973	2,993
5.189% 8/1/33 (i)	1,005	1,011
5.194% 5/1/35 (i)	8,709	8,785
5.21% 4/1/36 (i)	8,933	8,965
5.25% 11/1/36 (i)	2,868	2,898
5.3% 7/1/35 (i)	383	385
5.312% 12/1/34 (i)	1,005	1,013
5.334% 2/1/36 (i)	1,066	1,068
5.465% 2/1/36 (i)	13,733	13,901
5.5% 4/1/14 to 12/1/33	88,130	89,691
5.523% 11/1/36 (i)	5,609	5,668
5.559% 9/1/36 (i)	4,539	4,591
5.609% 1/1/36 (i)	4,124	4,183
5.656% 7/1/37 (i)	2,350	2,382
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.69% 9/1/35 (i)	$ 3,590	$ 3,639
5.793% 2/1/36 (i)	2,090	2,126
5.803% 1/1/36 (i)	2,732	2,777
5.818% 7/1/46 (i)	24,553	24,981
5.83% 3/1/36 (i)	8,484	8,634
6.042% 4/1/36 (i)	1,677	1,711
6.236% 6/1/36 (i)	839	851
6.319% 4/1/36 (i)	1,514	1,548
6.5% 4/1/13 to 3/1/35	59,731	61,930
6.559% 9/1/36 (i)	10,544	10,805
7% 7/1/25 to 2/1/32	103	111
7.5% 8/1/13 to 8/1/29	1,164	1,265
12.5% 4/1/15 to 8/1/15	22	26
TOTAL FANNIE MAE		551,734
Freddie Mac - 1.5%
4.105% 1/1/35 (i)	789	789
4.18% 1/1/34 (i)	8,316	8,240
4.299% 2/1/35 (i)	1,833	1,830
4.3% 12/1/34 (i)	1,102	1,093
4.306% 3/1/35 (i)	917	915
4.335% 3/1/35 (i)	1,750	1,736
4.374% 2/1/35 (i)	2,143	2,127
4.421% 2/1/34 (i)	917	911
4.422% 6/1/35 (i)	1,373	1,371
4.423% 3/1/35 (i)	1,180	1,171
4.452% 3/1/35 (i)	1,163	1,156
4.539% 2/1/35 (i)	1,982	1,972
4.774% 10/1/34 (i)	3,204	3,200
4.801% 3/1/33 (i)	337	339
4.816% 9/1/34 (i)	1,539	1,538
4.995% 4/1/35 (i)	4,668	4,689
5.132% 4/1/35 (i)	5,023	5,044
5.199% 3/1/36 (i)	1,588	1,586
5.433% 11/1/35 (i)	2,165	2,183
5.532% 1/1/36 (i)	6,365	6,424
5.76% 10/1/35 (i)	1,503	1,521
5.85% 6/1/36 (i)	1,921	1,950
6.046% 6/1/36 (i)	1,919	1,952
6.051% 7/1/37 (i)	9,760	9,912
6.081% 4/1/36 (i)	3,008	3,059
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
6.105% 6/1/36 (i)	$ 1,734	$ 1,767
6.463% 10/1/36 (i)	10,925	11,146
6.711% 8/1/36 (i)	1,770	1,804
6.735% 10/1/36 (i)	10,365	10,573
6.737% 1/1/37 (i)	14,275	14,568
6.849% 10/1/36 (i)	14,277	14,565
7% 4/1/08 to 7/1/13	576	590
7.5% 12/1/07 to 1/1/33	1,103	1,156
8.5% 6/1/13	3	3
TOTAL FREDDIE MAC		122,880
Government National Mortgage Association - 2.0%
4.25% 7/20/34 (i)	1,486	1,502
4.75% 1/20/34 (i)	4,562	4,582
6.5% 12/1/37 (d)	145,000	150,091
7% 1/15/28 to 11/15/32	11,933	12,547
7.5% 3/15/28	10	10
8% 7/15/17 to 8/15/30	3,385	3,656
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		172,388
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $842,323)		847,002
Asset-Backed Securities - 0.6%

Advanta Business Card Master Trust Series 2007-D1 Class D, 6.14% 1/22/13 (c)(i)	7,290	7,042
AmeriCredit Automobile Receivables Trust Series 2006-1 Class E1, 6.62% 5/6/13 (c)	2,656	2,629
Bear Stearns Asset Backed Securities I Trust Series 2005-HE2 Class M2, 5.5388% 2/25/35 (i)	3,010	1,932
Capital Auto Receivables Asset Trust Series 2006-SN1A:
Class B, 5.5% 4/20/10 (c)	1,230	1,239
Class C, 5.77% 5/20/10 (c)	1,180	1,183
Class D, 6.15% 4/20/11 (c)	2,010	2,011
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 6.7888% 8/25/36 (c)(i)	1,080	145
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (c)	3,665	3,707
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (c)	$ 4,280	$ 4,069
Series 2006-C Class D, 6.89% 5/15/13 (c)	2,945	2,926
Series 2007-A Class D, 7.05% 12/15/13 (c)	1,610	1,575
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (c)	5,030	4,942
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (c)(i)	1,204	722
Merna Reinsurance Ltd.Series 2007-1 Class B, 6.9806% 6/30/12 (c)(i)	8,830	8,775
Structured Asset Securities Corp.: Series 2006-BC1 Class B1, 7.2888% 3/25/36 (c)(i)	3,500	525
Series 2006-BC5 Class B, 7.2888% 12/25/36 (c)(i)	3,280	406
Terwin Mortgage Trust Series 2003-4HE Class A1, 5.2188% 9/25/34 (i)	246	234
Wachovia Auto Loan Trust Series 2006-2A Class E, 7.05% 5/20/14 (c)	4,820	4,486
WaMu Asset-Backed Certificates Series 2006-HE5 Class B1, 7.2888% 10/25/36 (c)(i)	4,156	789
TOTAL ASSET-BACKED SECURITIES (Cost $60,231)		49,337
Collateralized Mortgage Obligations - 3.0%

Private Sponsor - 0.4%
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.3557% 2/25/37 (i)	846	860
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6342% 11/25/34 (i)	3,646	3,602
JPMorgan Mortgage Trust Series 2007-A1 Class 3A2, 5.0072% 7/25/35 (i)	3,856	3,827
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5418% 10/25/35 (i)	9,453	9,476
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-CB1:
Class B4, 6.3094% 6/10/35 (c)(i)	3,453	3,453
Class B5, 6.9094% 6/10/35 (c)(i)	2,359	2,343
Class B6, 7.4094% 6/10/35 (c)(i)	1,398	1,374
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR12 Class 2A6, 4.3205% 7/25/35 (i)	$ 1,107	$ 1,088
Series 2005-AR3 Class 2A1, 4.1926% 3/25/35 (i)	2,202	2,181
TOTAL PRIVATE SPONSOR		28,204
U.S. Government Agency - 2.6%
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	6,262	6,319
Series 2002-73 Class QC, 5.5% 1/25/26	1,749	1,745
Series 2002-9 Class PC, 6% 3/25/17	1,183	1,206
Series 2003-84 Class GC, 4.5% 5/25/15	7,965	7,961
Series 2005-67 Class HD, 5.5% 12/25/30	14,745	14,999
Series 2006-4 Class PB, 6% 9/25/35	14,321	14,667
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	4,052	4,096
Series 2004-3 Class BA, 4% 7/25/17	704	693
Series 2004-45 Class AV, 4.5% 10/25/22	4,795	4,770
Series 2004-86 Class KC, 4.5% 5/25/19	3,057	3,020
Series 2004-91 Class AH, 4.5% 5/25/29	6,226	6,154
Series 2005-41 Class LA, 5.5% 5/25/35	11,092	11,195
Freddie Mac:
planned amortization class:
Series 2104 Class PG, 6% 12/15/28	6,629	6,786
Series 3033 Class UD, 5.5% 10/15/30	5,585	5,692
sequential payer Series 2516 Class AH, 5% 1/15/16	2,235	2,254
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	4,337	4,440
Series 2363 Class PF, 6% 9/15/16	6,011	6,152
Series 2425 Class JH, 6% 3/15/17	5,115	5,238
Series 2489 Class PD, 6% 2/15/31	81	81
Series 2543 Class QT, 5.5% 4/15/22	10,607	10,706
Series 2702 Class WB, 5% 4/15/17	13,170	13,182
Series 2952 Class EC, 5.5% 11/15/28	14,305	14,545
Series 3018 Class UD, 5.5% 9/15/30	9,030	9,197
Series 3049 Class DB, 5.5% 6/15/31	12,936	13,176
Series 3117 Class PC, 5% 6/15/31 (e)	24,000	24,127
sequential payer:
Series 2528 Class HN, 5% 11/15/17	8,075	8,022
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2777 Class AB, 4.5% 6/15/29	$ 14,363	$ 14,197
Series 2809 Class UA, 4% 12/15/14	2,968	2,973
TOTAL U.S. GOVERNMENT AGENCY		217,593
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $242,596)		245,797
Commercial Mortgage Securities - 0.9%

Bear Stearns Commercial Mortgage Securities, Inc. Series 2003-T12 Class X2, 0.5578% 8/13/39 (c)(i)(k)	97,262	1,439
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A1, 5.622% 12/10/49 (i)	12,450	12,683
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2006-CD3 Class A3, 5.607% 10/15/48	15,000	15,207
Credit Suisse Commercial Mortgage Trust:
Series 2007-C2 Class A1, 5.269% 1/15/49	2,980	3,000
Series 2007-C5 Class A4, 5.695% 9/15/40 (i)	250	251
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.7817% 1/15/37 (c)(i)(k)	84,185	1,835
DLJ Commercial Mortgage Corp. sequential payer Series 1999-CG1 Class A1B, 6.46% 3/10/32	19,023	19,235
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-35 Class C, 5.8736% 10/16/23 (i)	439	444
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27 (e)	13,864	13,717
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.6775% 12/10/41 (i)(k)	61,017	1,085
LB-UBS Commercial Mortgage Trust sequential payer:
Series 2006-C7 Class A1, 5.279% 11/15/38	1,845	1,864
Series 2007-C2 Class A1, 5.226% 2/15/40	2,301	2,320
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2007-9 Class A4, 5.7% 9/12/49	500	504
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $73,658)		73,584
Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (000s)	Value (000s)
Manitoba Province yankee 5.5% 10/1/08 (Cost $14,739)	$ 15,000	$ 15,237
Fixed-Income Funds - 58.7%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (j)	6,238,108	578,585
Fidelity 2-5 Year Duration Securitized Bond Central Fund (j)	8,195,511	798,898
Fidelity Corporate Bond 1-10 Year Central Fund (j)	22,785,847	2,275,395
Fidelity Corporate Bond 1-5 Year Central Fund (j)	946,844	94,381
Fidelity Specialized High Income Central Fund (j)	1,378,585	134,316
Fidelity Ultra-Short Central Fund (j)	11,414,625	1,020,467
TOTAL FIXED-INCOME FUNDS (Cost $5,094,475)		4,902,042
Cash Equivalents - 17.4%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 4.65%, dated 11/30/07 due 12/3/07:
(Collateralized by U.S. Government Obligations) #	$ 121,074	121,027
(Collateralized by U.S. Government Obligations) # (a)	1,331,778	1,331,262
TOTAL CASH EQUIVALENTS (Cost $1,452,289)		1,452,289
TOTAL INVESTMENT PORTFOLIO - 120.7% (Cost $10,187,475)		10,072,911
NET OTHER ASSETS - (20.7)%		(1,727,123)
NET ASSETS - 100%		$ 8,345,788
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthy notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 2,086	$ (519)
Receive monthy notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 7.2913% 9/25/34	Oct. 2034	2,300	(554)
Receive monthy notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 9.01% 8/25/34	Sept. 2034	1,163	(315)
Receive monthy notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	1,924	(498)
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by .90%	Dec. 2012	4,800	80
Receive from Goldman Sachs upon credit event of AMBAC Assurance Corp., par value of the notional amount of AMBAC Assurance Corp. 5.90% 2/22/21, and pay quarterly notional amount multiplied by 1.80%	Dec. 2012	2,200	149
Receive from Lehman Brothers, Inc. upon credit event of AMBAC Assurance Corp., par value of the notional amount of AMBAC Assurance Corp. 5.90% 2/22/21, and pay quarterly notional amount multiplied by 1.65%	Dec. 2012	2,200	163
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon credit event of one the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (h)

	Sept. 2037	$ 17,700	$ (9,735)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (h)	Sept. 2037	800	(440)
Receive monthly notional amount multiplied by .56% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M6, 6.785% 11/25/34	Dec. 2034	8,000	(1,149)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	2,900	(956)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	2,086	(195)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	2,900	(1,105)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	2,086	(379)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34

	Oct. 2034	$ 2,086	$ (250)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	1,910	(809)
Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,086	(882)
Receive monthly notional amount multiplied by 2% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.14% 8/25/36	Sept. 2036	4,900	(4,176)
Receive monthly notional amount multiplied by 2.5% and pay Credit Suisse First Boston upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 8.03% 11/25/34	Dec. 2034	3,225	(939)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	184	(152)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	436	(68)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34

	Feb. 2034	$ 195	$ (161)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	3,300	(1,515)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	2,086	(629)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	3,300	(2,701)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5, 7.17% 9/25/36	Oct. 2036	3,300	(2,176)
Receive quarterly a fixed rate of .4% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each credit event of one of the issues of Dow Jones CDX N.A. Investment Grade 4 Index, par value of the proportional notional amount (g)	June 2010	55,000	(391)
Receive quarterly a fixed rate of .5% multiplied by the notional amount and pay to Merrill Lynch, Inc., upon each credit event of one of the issues of Dow Jones CDX N.A. Investment Grade 3 Index, par value of the proportional notional amount (f)	March 2010	34,720	(101)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .72% and pay Bank of America upon credit event of Alleghany Energy Supply Co. LLC, par value of the notional amount of Alleghany Energy Supply Co. LLC 8.25% 4/15/12

	June 2012	$ 7,200	$ (151)
Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12	June 2012	7,270	(134)
Receive quarterly notional amount multiplied by .97% and pay Citibank upon credit event of Lehman Brothers Holdings, Inc., par value of the notional amount of Lehman Brothers Holdings, Inc. 6.625% 1/18/12	Dec. 2012	4,800	(54)
TOTAL CREDIT DEFAULT SWAPS		$ 189,143	$ (30,742)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.039% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Feb. 2010	100,000	301
Receive quarterly a fixed rate equal to 4.3875% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2010	35,000	249
Receive quarterly a fixed rate equal to 4.774% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	March 2015	35,000	756
Receive semi-annually a fixed rate equal to 4.795% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Dec. 2011	30,000	1,068
Receive semi-annually a fixed rate equal to 4.9375% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	March 2012	75,000	2,260
Receive semi-annually a fixed rate equal to 5.022% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	Nov. 2011	40,000	1,386
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Receive semi-annually a fixed rate equal to 5.095% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Feb. 2012	$ 100,000	$ 5,107
Receive semi-annually a fixed rate equal to 5.145% and pay quarterly a floating rate based on 3-month LIBOR with Credit Suisse First Boston	Feb. 2012	200,000	10,665
Receive semi-annually a fixed rate equal to 5.2605% and pay quarterly a floating rate based on 3-month LIBOR with Deutsche Bank	Dec. 2099	150,000	8,240
Receive semi-annually a fixed rate equal to 5.3315% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	April 2011	100,000	4,164
TOTAL INTEREST RATE SWAPS		$ 865,000	$ 34,196
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Lehman Brothers, Inc.	Dec. 2007	20,000	126
TOTAL TOTAL RETURN SWAPS		$ 20,000	$ 126
		$ 1,074,143	$ 3,580
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $124,045,000 or 1.5% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $16,247,996.
(f) Dow Jones CDX N.A. Investment Grade 3 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(g) Dow Jones CDX N.A. Investment Grade 4 is a tradable index of credit default swaps on investment grade debt of U.S. companies.
(h) Represents a tradable index of credit default swaps on home equity asset-backed debt securities.
(i) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(j) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (000s)
$121,027,000 due 12/03/07 at 4.65%
ABN AMRO Bank N.V., New York Branch	$ 4,667
BNP Paribas Securities Corp.	7,701
Banc of America Securities LLC	2,799
Bank of America, NA	46,675
Barclays Capital, Inc.	20,891
Citigroup Global Markets, Inc.	3,112
ING Financial Markets LLC	15,558
Societe Generale, New York Branch	954
UBS Securities LLC	15,558
WestLB AG	3,112
$ 121,027
$1,331,262,000 due 12/03/07 at 4.65%
Banc of America Securities LLC	$ 758,492
Barclays Capital, Inc.	572,770
$ 1,331,262
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 7,743
Fidelity 2-5 Year Duration Securitized Bond Central Fund	10,829
Fidelity Corporate Bond 1-10 Year Central Fund	29,999
Fidelity Corporate Bond 1-5 Year Central Fund	1,716
Fidelity Specialized High Income Central Fund	2,362
Fidelity Ultra-Short Central Fund	16,211
Total	$ 68,860
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 587,522	$ 7,743	$ -	$ 578,585	21.8%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	790,617	10,829	-	798,898	21.5%
Fidelity Corporate Bond 1-10 Year Central Fund	2,020,805	235,126	-	2,275,395	28.2%
Fidelity Corporate Bond 1-5 Year Central Fund	133,817	1,716	41,953	94,381	13.6%
Fidelity Specialized High Income Central Fund	131,393	2,362	-	134,316	37.2%
Fidelity Ultra-Short Central Fund	1,158,936	-	76,616	1,020,467	10.0%
Total	$ 4,823,090	$ 257,776	$ 118,569	$ 4,902,042
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $10,189,658,000. Net unrealized depreciation aggregated $116,747,000, of which $93,811,000 related to appreciated investment securities and $210,558,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets in securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Investment Grade Bond

November 30, 2007

1.813259.103

IGB-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 19.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 0.3%
Ford Motor Co. 7.45% 7/16/31	$ 40,245	$ 30,385
Household Durables - 0.0%
Fortune Brands, Inc. 5.875% 1/15/36	2,745	2,521
Media - 1.5%
AOL Time Warner, Inc. 6.75% 4/15/11	18,970	19,796
Comcast Corp.:
4.95% 6/15/16	15,874	14,988
6.45% 3/15/37	2,632	2,625
Cox Communications, Inc. 6.45% 12/1/36 (c)	25,731	25,366
Gannett Co., Inc. 5.23% 5/26/09 (f)	15,990	15,912
Liberty Media Corp.:
5.7% 5/15/13	8,500	7,948
8.25% 2/1/30	19,105	18,249
News America Holdings, Inc. 7.75% 12/1/45	6,015	6,780
News America, Inc.:
6.15% 3/1/37	6,365	6,068
6.2% 12/15/34	4,570	4,402
Time Warner Cable, Inc.:
5.85% 5/1/17	28,639	28,295
6.55% 5/1/37	2,632	2,612
Univision Communications, Inc. 3.875% 10/15/08	9,840	9,606
Viacom, Inc.:
6.125% 10/5/17	9,190	9,127
6.75% 10/5/37	8,475	8,412
		180,186
TOTAL CONSUMER DISCRETIONARY		213,092
CONSUMER STAPLES - 0.6%
Beverages - 0.2%
Diageo Capital PLC:
5.2% 1/30/13	5,710	5,763
5.75% 10/23/17	7,686	7,780
FBG Finance Ltd. 5.125% 6/15/15 (c)	11,020	10,756
		24,299
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (f)	14,340	14,049
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.3%
Reynolds American, Inc.:
6.75% 6/15/17	$ 15,115	$ 15,852
7.25% 6/15/37	18,095	18,987
		34,839
TOTAL CONSUMER STAPLES		73,187
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 6.75% 9/15/37 (c)	7,295	7,525
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.:
5.95% 9/15/16	6,661	6,788
6.45% 9/15/36	4,160	4,214
Kinder Morgan Energy Partners LP 6.95% 1/15/38	1,715	1,804
Nakilat, Inc. 6.067% 12/31/33 (c)	23,610	22,972
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (c)	5,985	5,891
Nexen, Inc. 6.4% 5/15/37	7,730	7,611
Pemex Project Funding Master Trust 6.18% 12/3/12 (c)(f)	11,870	11,781
Suncor Energy, Inc. 6.5% 6/15/38	10,690	11,282
Talisman Energy, Inc. yankee 6.25% 2/1/38	4,840	4,776
Texas Eastern Transmission LP 6% 9/15/17 (c)	22,035	22,132
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	4,050	4,161
Valero Energy Corp. 6.625% 6/15/37	5,740	5,941
		109,353
TOTAL ENERGY		116,878
FINANCIALS - 8.6%
Capital Markets - 2.1%
Bear Stearns Companies, Inc. 6.95% 8/10/12	24,040	24,914
BlackRock, Inc. 6.25% 9/15/17	30,000	31,054
Deutsche Bank AG London 6% 9/1/17	6,678	6,893
Goldman Sachs Group, Inc. 6.75% 10/1/37	13,400	13,162
Janus Capital Group, Inc. 5.875% 9/15/11	2,605	2,677
JPMorgan Chase Capital XVII 5.85% 8/1/35	3,865	3,122
JPMorgan Chase Capital XVIII 6.95% 8/17/36	14,000	12,929
JPMorgan Chase Capital XX 6.55% 9/29/36	82,700	72,525
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC:
6.85% 6/15/17	$ 5,200	$ 5,157
7.125% 5/15/15	16,430	16,690
Lehman Brothers Holdings, Inc.:
6.2% 9/26/14	12,662	12,659
6.5% 7/19/17	5,150	5,188
Morgan Stanley:
4.75% 4/1/14	9,200	8,772
5.5431% 1/9/14 (f)	40,435	38,502
		254,244
Commercial Banks - 1.6%
Bank of America NA 6% 10/15/36	33,740	32,183
Bank One Corp. 5.25% 1/30/13	13,775	13,781
BB&T Capital Trust IV 6.82% 6/12/77 (f)	1,220	1,094
Credit Suisse (Guernsey) Ltd. 5.86%	13,520	12,107
Export-Import Bank of Korea 5.25% 2/10/14 (c)	7,225	7,167
HSBC Holdings PLC:
6.5% 5/2/36	11,470	10,764
6.5% 9/15/37	5,010	4,753
KeyCorp Capital Trust VII 5.7% 6/15/35	16,490	14,140
Korea Development Bank 5.75% 9/10/13	14,578	14,765
Standard Chartered Bank 6.4% 9/26/17 (c)	26,980	27,632
Wachovia Bank NA 5.85% 2/1/37	29,335	26,924
Wachovia Corp. 4.875% 2/15/14	1,791	1,723
Wells Fargo Bank NA:
4.75% 2/9/15	12,250	11,803
5.95% 8/26/36	16,699	16,528
		195,364
Consumer Finance - 0.5%
SLM Corp.:
4.5% 7/26/10	2,325	2,202
5.2438% 7/26/10 (f)	56,195	52,307
		54,509
Diversified Financial Services - 0.7%
Citigroup, Inc.:
5.875% 5/29/37	2,500	2,327
6.125% 8/25/36	8,130	7,684
Deutsche Bank AG London 5.375% 10/12/12	6,162	6,304
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.:
4.875% 3/15/14	$ 10,460	$ 10,191
5.75% 1/2/13	2,935	3,005
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (c)	15,505	16,210
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	13,035	12,373
5.5% 1/15/14 (c)	8,820	8,773
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(f)	7,500	6,870
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(f)	13,680	12,449
		86,186
Insurance - 0.8%
Assurant, Inc. 5.625% 2/15/14	8,540	8,600
Axis Capital Holdings Ltd. 5.75% 12/1/14	13,335	13,590
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(f)	22,081	22,851
Liberty Mutual Group, Inc. 6.7% 8/15/16 (c)	15,840	16,505
Lincoln National Corp. 7% 5/17/66 (f)	2,370	2,367
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(f)	18,775	18,755
Symetra Financial Corp. 6.125% 4/1/16 (c)	10,405	10,401
		93,069
Real Estate Investment Trusts - 2.3%
AMB Property LP 5.9% 8/15/13	9,635	9,919
Boston Properties, Inc. 6.25% 1/15/13	7,487	7,759
Brandywine Operating Partnership LP:
5.625% 12/15/10	19,900	20,153
5.75% 4/1/12	6,050	6,002
Camden Property Trust 5.875% 11/30/12	6,435	6,649
Colonial Properties Trust:
4.75% 2/1/10	12,325	11,919
5.5% 10/1/15	12,730	11,246
6.875% 8/15/12	5,000	4,992
Colonial Realty LP 6.05% 9/1/16	9,420	8,507
Developers Diversified Realty Corp.:
4.625% 8/1/10	975	981
5% 5/3/10	6,840	6,947
5.25% 4/15/11	5,400	5,511
5.375% 10/15/12	5,485	5,586
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP:
5.5% 3/1/16	$ 10,700	$ 10,551
5.625% 8/15/11	1,525	1,565
5.95% 2/15/17	2,540	2,576
6.5% 1/15/18	8,800	9,303
Equity One, Inc.:
6% 9/15/17 (c)	6,860	6,878
6.25% 1/15/17	4,535	4,575
Federal Realty Investment Trust:
5.4% 12/1/13	4,880	4,895
6% 7/15/12	3,355	3,481
6.2% 1/15/17	2,580	2,636
Healthcare Realty Trust, Inc. 5.125% 4/1/14	4,130	3,961
HRPT Properties Trust:
5.75% 11/1/15	2,925	2,802
6.65% 1/15/18	6,500	6,548
Liberty Property LP:
5.5% 12/15/16	6,665	6,345
6.375% 8/15/12	4,617	4,828
6.625% 10/1/17	6,640	6,727
Mack-Cali Realty LP:
5.05% 4/15/10	6,290	6,381
7.25% 3/15/09	4,110	4,232
Reckson Operating Partnership LP:
5.15% 1/15/11	2,790	2,813
6% 3/31/16	2,600	2,623
Simon Property Group LP:
4.6% 6/15/10	8,400	8,362
5.1% 6/15/15	15,660	14,889
5.45% 3/15/13	8,720	8,703
5.75% 5/1/12	4,015	4,107
7.75% 1/20/11	2,250	2,433
Tanger Properties LP 6.15% 11/15/15	17,300	17,582
UDR, Inc. 5.5% 4/1/14	10,720	10,861
United Dominion Realty Trust, Inc. 5.25% 1/15/15	3,645	3,645
Washington (REIT) 5.95% 6/15/11	10,660	11,210
		281,683
Real Estate Management & Development - 0.3%
ERP Operating LP 5.5% 10/1/12	5,765	5,825
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Post Apartment Homes LP 6.3% 6/1/13	$ 11,550	$ 12,130
Regency Centers LP 6.75% 1/15/12	12,435	13,025
		30,980
Thrifts & Mortgage Finance - 0.3%
Capmark Financial Group, Inc. 6.3% 5/10/17 (c)	5,570	3,839
The PMI Group, Inc. 6% 9/15/16	9,880	8,174
Washington Mutual, Inc.:
4.625% 4/1/14	8,680	6,954
6.0944% 9/17/12 (f)	15,415	12,628
		31,595
TOTAL FINANCIALS		1,027,630
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
AstraZeneca PLC:
5.9% 9/15/17	16,795	17,557
6.45% 9/15/37	16,771	18,160
		35,717
INDUSTRIALS - 2.1%
Aerospace & Defense - 0.1%
Bombardier, Inc. 6.3% 5/1/14 (c)	18,035	17,674
Airlines - 1.3%
American Airlines, Inc. pass thru trust certificates:
7.324% 4/15/11	13,531	13,260
7.858% 4/1/13	26,059	27,346
Continental Airlines, Inc. pass thru trust certificates 6.545% 8/2/20	4,245	4,264
Delta Air Lines, Inc. pass thru trust certificates:
6.821% 8/10/22 (c)	15,005	15,177
7.57% 11/18/10	21,770	22,097
U.S. Airways pass thru trust certificates:
6.85% 7/30/19	6,914	6,931
8.36% 7/20/20	21,289	22,034
United Air Lines, Inc. pass-thru certificates Class 1A, 6.636% 7/2/22	15,005	14,615
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	2,840	2,851
6.602% 9/1/13	5,032	5,039
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
United Air Lines, Inc. pass-thru trust certificates: - continued
7.032% 4/1/12	$ 3,807	$ 3,826
7.186% 10/1/12	9,437	9,466
7.811% 4/1/11	4,909	5,793
		152,699
Commercial Services & Supplies - 0.1%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	12,745	12,479
Industrial Conglomerates - 0.5%
General Electric Co. 5.25% 12/6/17	58,000	57,466
Road & Rail - 0.0%
Canadian National Railway Co. 5.85% 11/15/17	4,690	4,899
Canadian Pacific Railway Co. 5.95% 5/15/37	990	927
		5,826
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (f)	6,338	5,951
TOTAL INDUSTRIALS		252,095
INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Instruments - 0.1%
Tyco Electronics Group SA:
6.55% 10/1/17 (c)	8,770	9,078
7.125% 10/1/37 (c)	4,405	4,640
		13,718
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	9,825	9,877
6.375% 8/3/15	10,650	10,539
National Semiconductor Corp. 6.15% 6/15/12	7,260	7,502
		27,918
TOTAL INFORMATION TECHNOLOGY		41,636
MATERIALS - 0.1%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	11,735	12,830
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - 0.0%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	$ 3,460	$ 3,754
TOTAL MATERIALS		16,584
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.0%
AT&T, Inc. 6.8% 5/15/36	17,617	19,252
BellSouth Capital Funding Corp. 7.875% 2/15/30	12,752	15,034
Deutsche Telekom International Finance BV 5.25% 7/22/13	11,230	11,166
Embarq Corp. 7.082% 6/1/16	17,205	17,944
KT Corp. 5.875% 6/24/14 (c)	7,455	7,624
Sprint Capital Corp.:
6.875% 11/15/28	1,590	1,483
8.75% 3/15/32	690	750
Telecom Italia Capital SA:
4.95% 9/30/14	11,250	10,828
5.25% 10/1/15	12,725	12,392
7.2% 7/18/36	2,550	2,760
Telefonica Emisiones SAU:
6.221% 7/3/17	11,230	11,684
7.045% 6/20/36	5,850	6,501
		117,418
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp. 6% 12/1/16	23,971	22,823
Vodafone Group PLC:
5% 12/16/13	7,380	7,301
5.625% 2/27/17	35,292	35,306
		65,430
TOTAL TELECOMMUNICATION SERVICES		182,848
UTILITIES - 3.3%
Electric Utilities - 1.6%
AmerenUE 6.4% 6/15/17	18,252	19,363
Cleveland Electric Illuminating Co. 5.65% 12/15/13	11,490	11,508
Commonwealth Edison Co. 5.4% 12/15/11	14,943	15,150
EDP Finance BV 6% 2/2/18 (c)	25,358	25,590
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Enel Finance International SA:
6.25% 9/15/17 (c)	$ 12,675	$ 12,983
6.8% 9/15/37 (c)	13,880	14,502
Exelon Corp. 4.9% 6/15/15	27,100	25,727
Illinois Power Co. 6.125% 11/15/17 (c)	5,060	5,138
Nevada Power Co. 6.5% 5/15/18	26,280	27,134
Pacific Gas & Electric Co.:
4.8% 3/1/14	2,670	2,597
5.8% 3/1/37	7,180	6,861
Pennsylvania Electric Co. 6.05% 9/1/17 (c)	10,455	10,402
PPL Capital Funding, Inc. 6.7% 3/30/67 (f)	15,620	14,873
		191,828
Gas Utilities - 0.4%
NiSource Finance Corp.:
5.4% 7/15/14	2,960	2,962
5.45% 9/15/20	8,100	7,664
5.585% 11/23/09 (f)	9,874	9,767
6.4% 3/15/18	24,090	25,031
Southern Natural Gas Co. 5.9% 4/1/17 (c)	6,145	6,158
		51,582
Independent Power Producers & Energy Traders - 0.5%
Duke Capital LLC 5.668% 8/15/14	13,400	13,680
Exelon Generation Co. LLC 5.35% 1/15/14	23,798	23,350
PPL Energy Supply LLC 6.2% 5/15/16	11,895	12,082
TXU Corp. 5.55% 11/15/14	7,555	5,817
		54,929
Multi-Utilities - 0.8%
CMS Energy Corp. 6.55% 7/17/17	13,140	12,758
Dominion Resources, Inc. 7.5% 6/30/66 (f)	12,110	12,133
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	11,895	12,362
National Grid PLC 6.3% 8/1/16	26,485	27,523
TECO Energy, Inc. 7% 5/1/12	11,415	11,956
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	20,065	18,750
		95,482
TOTAL UTILITIES		393,821
TOTAL NONCONVERTIBLE BONDS (Cost $2,379,855)		2,353,488
U.S. Government and Government Agency Obligations - 17.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 2.1%
Fannie Mae 5.375% 6/12/17	$ 29,287	$ 31,099
Freddie Mac:
4.5% 7/15/13 (b)(e)	150,000	152,790
5.5% 8/23/17 (b)	21,400	22,922
6.25% 7/15/32	14,000	16,483
6.75% 3/15/31 (e)	16,345	20,234
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		243,528
U.S. Treasury Inflation Protected Obligations - 5.6%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/27	133,695	143,370
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14 (e)	145,926	151,038
2.375% 1/15/17 (b)(e)(j)	302,537	321,852
2.625% 7/15/17	51,012	55,552
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		671,812
U.S. Treasury Obligations - 9.5%
U.S. Treasury Notes:
3.875% 10/31/12 (d)	1,047,992	1,069,601
4.625% 7/31/12 (b)(e)	60,060	63,119
4.625% 11/15/16 (e)	8,185	8,597
TOTAL U.S. TREASURY OBLIGATIONS		1,141,317
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,984,547)		2,056,657
U.S. Government Agency - Mortgage Securities - 16.1%

Fannie Mae - 15.2%
4.5% 4/1/20 to 11/1/22	25,361	25,003
5% 4/1/18 to 3/1/34	126,566	124,814
5% 12/1/37 (d)	188,000	184,429
5% 12/1/37 (d)	79,000	77,499
5% 12/1/37 (d)	168,000	164,809
5% 12/1/37 (d)	34,000	33,354
5.5% 2/1/35 to 9/1/36	131,165	134,172
5.5% 12/1/37 (d)	400,000	400,972
5.5% 12/1/37 (d)	50,000	50,164
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 12/1/37 (d)	$ 50,000	$ 50,164
5.5% 12/1/37 (d)	100,000	100,328
5.5% 1/1/38 (d)	158,000	158,366
5.5% 1/1/38 (d)	48,000	48,111
5.5% 1/1/38 (d)	50,000	50,148
5.656% 7/1/37 (f)	3,381	3,427
5.818% 7/1/46 (f)	35,265	35,879
6% 3/1/16 to 10/1/37	10,951	11,070
6.042% 4/1/36 (f)	2,407	2,457
6.159% 4/1/36 (f)	6,358	6,492
6.236% 6/1/36 (f)	977	992
6.319% 4/1/36 (f)	2,173	2,222
6.5% 12/1/37 (d)	14,000	14,395
6.5% 12/1/37 (d)	23,000	23,649
6.5% 12/1/37 (d)	19,000	19,546
6.5% 1/1/38 (d)	100,000	102,761
TOTAL FANNIE MAE		1,825,223
Freddie Mac - 0.3%
4.771% 7/1/35 (f)	9,424	9,400
5.76% 10/1/35 (f)	1,750	1,771
5.85% 6/1/36 (f)	2,766	2,808
6.046% 6/1/36 (f)	2,765	2,812
6.051% 7/1/37 (f)	14,046	14,264
6.081% 4/1/36 (f)	4,325	4,398
6.105% 6/1/36 (f)	2,492	2,539
TOTAL FREDDIE MAC		37,992
Government National Mortgage Association - 0.6%
6.5% 12/1/37 (d)	33,000	34,159
6.5% 12/1/37 (d)	37,000	38,299
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		72,458
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,899,092)		1,935,673
Asset-Backed Securities - 1.1%
	Principal Amount (000s)	Value (000s)
Advanta Business Card Master Trust Series 2007-D1 Class D, 6.14% 1/22/13 (c)(f)	$ 10,400	$ 10,046
Airspeed Ltd. Series 2007-1A Class C1, 7.1519% 4/15/24 (c)(f)	11,757	11,287
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (c)	5,880	5,380
Capital Auto Receivables Asset Trust:
Series 2006-1 Class D, 7.16% 1/15/13 (c)	4,195	4,236
Series 2006-SN1A Class D, 6.15% 4/20/11 (c)	2,730	2,731
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 6.7888% 8/25/36 (c)(f)	1,449	194
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (c)	2,772	1,248
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (c)	5,545	5,608
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (c)	5,810	5,524
Series 2006-C Class D, 6.89% 5/15/13 (c)	4,115	4,088
Series 2007-A Class D, 7.05% 12/15/13 (c)	2,335	2,285
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (c)	6,842	6,723
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (c)(f)	1,738	1,043
Merna Reinsurance Ltd. Series 2007-1 Class B, 6.9806% 6/30/12 (c)(f)	17,200	17,093
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.2888% 3/25/36 (c)(f)	4,513	677
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 7.2888% 12/25/36 (c)(f)	4,593	569
Wachovia Auto Loan Trust Series 2006-2A:
Class A4, 5.23% 3/20/12 (c)	50,000	50,494
Class E, 7.05% 5/20/14 (c)	6,660	6,199
WaMu Asset-Backed Certificates Series 2006-HE5 Class B2, 7.2888% 10/25/36 (c)(f)	6,417	944
TOTAL ASSET-BACKED SECURITIES (Cost $151,618)		136,369
Collateralized Mortgage Obligations - 3.4%

Private Sponsor - 1.5%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6984% 4/10/17	1,775	1,644
Class C, 5.6984% 4/10/17	4,735	4,341
Class D, 5.6984% 5/10/17	2,370	2,090
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 4.3951% 11/25/33 (e)(f)	$ 4,941	$ 4,932
Series 2004-A Class 2A1, 3.5495% 2/25/34 (e)(f)	2,901	2,842
Series 2004-D Class 2A1, 3.6156% 5/25/34 (f)	1,425	1,393
Series 2005-H:
Class 1A1, 4.9132% 9/25/35 (f)	1,530	1,532
Class 2A2, 4.8029% 9/25/35 (f)	1,618	1,604
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (f)(h)	78,344	7,952
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 1A5, 4.3557% 2/25/37 (f)	982	1,000
Class 5A1, 4.1692% 2/25/37 (f)	7,650	7,519
Series 2007-A2:
Class 2A1, 4.242% 7/25/37 (f)	4,402	4,371
Class 3A1, 4.5612% 7/25/37 (f)	7,892	7,764
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6342% 11/25/34 (f)	4,164	4,113
GMAC Mortgage Loan Trust Series 2005-AR6 Class 3A1, 5.2979% 11/19/35 (f)	9,150	9,006
JPMorgan Mortgage Trust:
Series 2006-A4 Class 1A1, 5.8207% 6/25/36 (f)	1,533	1,538
Series 2007-A1 Class 3A2, 5.0072% 7/25/35 (f)	4,402	4,368
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5418% 10/25/35 (f)	11,048	11,074
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B6, 7.5094% 7/10/35 (c)(f)	4,219	4,210
Series 2003-CB1:
Class B4, 6.3094% 6/10/35 (c)(f)	4,014	4,014
Class B5, 6.9094% 6/10/35 (c)(f)	2,740	2,721
Class B6, 7.4094% 6/10/35 (c)(f)	1,626	1,598
WaMu Mortgage pass-thru certificates:
Series 2004-AR7 Class A6, 3.939% 7/25/34 (f)	2,108	2,085
Series 2005-AR14 Class 1A1, 5.0581% 12/25/35 (f)	16,257	16,112
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR12 Class 2A6, 4.3205% 7/25/35 (f)	6,229	6,121
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR3 Class 2A1, 4.1926% 3/25/35 (f)	$ 2,558	$ 2,534
Series 2006-AR8 Class 3A1, 5.2371% 4/25/36 (f)	54,525	54,283
TOTAL PRIVATE SPONSOR		172,761
U.S. Government Agency - 1.9%
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2630 Class KS, 4% 1/15/17 (e)	22,130	21,617
Series 3079 Class MB, 5% 10/15/28	30,807	30,997
Series 3082 Class PG, 5% 10/15/29	50,300	50,594
Series 3118 Class QB, 5% 2/15/29	33,731	33,911
Series 3258 Class PM, 5.5% 12/15/36	92,339	94,111
TOTAL U.S. GOVERNMENT AGENCY		231,230
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $402,090)		403,991
Commercial Mortgage Securities - 2.3%

Bayview Commercial Asset Trust floater:
Series 2007-2A:
Class A1, 5.0588% 7/25/37 (c)(f)	2,384	2,270
Class A2, 5.1088% 7/25/37 (c)(f)	2,233	2,104
Class B1, 6.3888% 7/25/37 (c)(f)	660	543
Class B2, 7.0388% 7/25/37 (c)(f)	574	468
Class B3, 8.1388% 7/25/37 (c)(f)	644	540
Class M1, 5.1588% 7/25/37 (c)(f)	749	703
Class M2, 5.1988% 7/25/37 (c)(f)	379	350
Class M3, 5.2788% 7/25/37 (c)(f)	384	353
Class M4, 5.4388% 7/25/37 (c)(f)	822	731
Class M5, 5.5388% 7/25/37 (c)(f)	725	640
Class M6, 5.7888% 7/25/37 (c)(f)	924	808
Series 2007-3:
Class B1, 5.7388% 7/25/37 (c)(f)	634	619
Class B2, 6.3888% 7/25/37 (c)(f)	1,661	1,619
Class B3, 8.7888% 7/25/37 (c)(f)	849	824
Class M1, 5.0988% 7/25/37 (c)(f)	550	545
Class M2, 5.1288% 7/25/37 (c)(f)	588	582
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Class M3, 5.1588% 7/25/37 (c)(f)	$ 961	$ 950
Class M4, 5.2888% 7/25/37 (c)(f)	1,516	1,493
Class M5, 5.3888% 7/25/37 (c)(f)	756	741
Class M6, 5.5888% 7/25/37 (c)(f)	574	562
Bear Stearns Commercial Mortgage Securities Trust Series 2007-T28 Class A1, 5.422% 9/11/42	5,906	5,936
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (c)	9,742	10,231
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.7003% 12/10/49 (f)	16,700	17,013
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.7817% 1/15/37 (c)(f)(h)	170,220	3,710
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	10,025	9,919
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.6775% 12/10/41 (f)(h)	14,951	266
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class D, 5.0475% 3/1/20 (c)(f)	9,955	9,582
Class H, 5.3275% 3/1/20 (c)(f)	960	922
Class J, 5.5275% 3/1/20 (c)(f)	1,375	1,320
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A4, 5.7992% 8/10/45 (f)	40,700	41,496
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2006-LDP9 Class A2, 5.134% 5/15/47 (f)	18,365	17,954
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2007-CB19 Class A4, 5.7469% 2/12/49 (f)	7,600	7,745
LB Commercial Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9345% 7/15/44 (f)	18,248	18,909
ML-CFC Commercial Mortgage Trust Series 2007-7 Class B, 5.75% 6/25/50	2,790	2,536
Morgan Stanley Capital I Trust:
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/20/44 (f)	17,270	17,266
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (f)	50,000	50,485
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 2007-C31:
Class A1, 5.14% 4/15/47	4,201	4,217
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Class A4, 5.509% 4/15/47	$ 31,752	$ 31,686
Series 2007-C31 Class C, 5.6918% 4/15/47 (f)	8,950	8,046
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $276,602)		276,684
Municipal Securities - 0.3%

California Gen. Oblig. 5% 9/1/35	27,300	27,626
Chicago Board of Ed. Series A, 5.5% 12/1/30 (AMBAC Insured)	5,000	5,759
TOTAL MUNICIPAL SECURITIES (Cost $34,788)		33,385
Foreign Government and Government Agency Obligations - 0.1%

Israeli State 4.625% 6/15/13 (Cost $6,668)	6,725	6,732
Supranational Obligations - 0.0%

Corporacion Andina de Fomento:
5.2% 5/21/13	1,575	1,590
6.875% 3/15/12	1,630	1,763
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $3,182)		3,353
Fixed-Income Funds - 51.5%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (g)	6,845,030	634,877
Fidelity 2-5 Year Duration Securitized Bond Central Fund (g)	10,472,401	1,020,850
Fidelity Corporate Bond 1-5 Year Central Fund (g)	4,473,720	445,940
Fidelity Mortgage Backed Securities Central Fund (g)	23,538,393	2,333,832
Fidelity Specialized High Income Central Fund (g)	1,717,623	167,348
Fidelity Ultra-Short Central Fund (g)	17,519,972	1,566,285
TOTAL FIXED-INCOME FUNDS (Cost $6,448,674)		6,169,132
Preferred Securities - 0.1%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (f) (Cost $15,235)	$ 15,235	$ 14,985
Cash Equivalents - 14.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 4.65%, dated 11/30/07 due 12/3/07:
(Collateralized by U.S. Government Obligations) #	$ 1,246,425	1,245,942
(Collateralized by U.S. Government Obligations) # (a)	472,250	472,067
TOTAL CASH EQUIVALENTS (Cost $1,718,009)		1,718,009
TOTAL INVESTMENT PORTFOLIO - 126.0% (Cost $15,320,360)		15,108,458
NET OTHER ASSETS - (26.0)%		(3,117,265)
NET ASSETS - 100%		$ 11,991,193
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
934 U.S. Treasury 20-Year Bond Contracts	March 2008	$ 109,453	$ (974)
The face value of futures purchased as a percentage of net assets - 0.9%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 2,971	$ (739)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34	Oct. 2034	3,200	(770)
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.88% 11/25/34	Dec. 2034	3,380	(956)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 3.35% 8/25/34	Sept. 2034	1,657	(449)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	2,740	(709)
Receive from Bank of America, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .2%	May 2009	7,095	4
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	3,800	1
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by .90%	Dec. 2012	$ 6,900	$ 114
Receive from Citibank upon credit event of Washington Mutual, Inc., par value of the notional amount of Washington Mutual, Inc. 5.25% 9/15/17, and pay quarterly notional amount multiplied by 1.07%	Sept. 2012	9,800	826
Receive from Credit Suisse First Boston upon credit event of AOL Time Warner, Inc., par value of the notional amount of AOL Time Warner, Inc. 6.875% 5/1/12, and pay quarterly notional amount multiplied by ..44%	Sept. 2012	13,700	83
Receive from Deutsche Bank upon credit event of Aetna, Inc., par value of the notional amount of Aetna, Inc. 6.625% 6/15/36, and pay quarterly notional amount multiplied by .33%	Sept. 2017	17,250	400
Receive from Deutsche Bank upon credit event of Household Finance Corp., par value of the notional amount of Household Finance Corp. 7% 5/15/12, and pay quarterly notional amount multiplied by .35%	Dec. 2012	20,000	827
Receive from Deutsche Bank upon credit event of Washington Mutual, Inc., par value of the notional amount of Washington Mutual, Inc. 5.25% 9/15/17, and pay quarterly notional amount multiplied by 1.19%	Sept. 2012	9,800	778
Receive from Deutsche Bank, upon credit event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15 and pay quarterly notional amount multiplied by 1.14%	Sept. 2013	10,650	(113)
Receive from Deutsche Bank, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .24%	May 2009	8,895	(1)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive from Goldman Sachs upon credit event of AMBAC Assurance Corp., par value of the notional amount of AMBAC Assurance Corp. 5.90% 2/22/21, and pay quarterly notional amount multiplied by 1.80%	Dec. 2012	$ 3,200	$ 217
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by .77%	Sept. 2017	11,500	72
Receive from Goldman Sachs upon credit event of Dow Chemical Co., par value of the notional amount of Dow Chemical Co. 6% 10/1/12, and pay quarterly notional amount multiplied by .55%	Sept. 2017	13,700	(10)
Receive from Goldman Sachs upon credit event of PMI Group, Inc., par value of the notional amount of PMI Group, Inc. 6% 9/15/16, and pay quarterly notional amount multiplied by 1.68%	June 2016	4,775	346
Receive from Lehman Brothers, Inc. upon credit event of AMBAC Assurance Corp., par value of the notional amount of AMBAC Assurance Corp. 5.90% 2/22/21, and pay quarterly notional amount multiplied by 1.65%	Dec. 2012	3,200	237
Receive from Merrill Lynch, Inc. upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%	Sept. 2013	5,085	(364)
Receive from Merrill Lynch, Inc., upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%	Sept. 2013	7,660	(371)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay JPMorgan Chase, Inc. upon credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (i)	Sept. 2037	18,700	(10,285)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (i)

	Sept. 2037	$ 9,200	$ (5,060)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	August 2037	25,000	(13,750)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (i)	Sept. 2037	5,600	(3,080)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (i)	Sept. 2037	8,400	(4,620)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon credit event of one the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	Sept. 2037	22,000	(12,100)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	August 2037	10,200	(5,610)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	Sept. 2037	16,700	(9,185)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .55% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2004-WCW1 Class M4, 6.835% 9/25/34

	Sept. 2034	$ 9,300	$ (2,282)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	3,200	(1,055)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	2,971	(278)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	3,200	(1,219)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	2,971	(539)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	2,971	(357)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,730	(1,157)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35

	June 2035	$ 2,971	$ (1,256)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	262	(216)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	387	(60)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	173	(143)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	10,445	(4,721)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	2,613	(792)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	4,750	(2,181)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33

	May 2033	$ 2,971	$ (895)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	4,750	(3,888)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5 Class M9, 7.17% 9/25/36	Oct. 2036	4,750	(3,132)
Receive quarterly notional amount multiplied by .31% and pay Deutsche Bank upon credit of Altria Group, Inc., par value of the notional amount of Altria Group 7% 11/4/13	June 2008	61,000	106
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	11,200	24
Receive quarterly notional amount multiplied by .72% and pay Bank of America upon credit event of Alleghany Energy Supply Co. LLC, par value of the notional amount of Alleghany Energy Supply Co. LLC 8.25% 4/15/12	June 2012	10,500	(220)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12

	June 2012	$ 10,505	$ (193)
Receive quarterly notional amount multiplied by .97% and pay Citibank upon credit event of Lehman Brothers Holdings, Inc., par value of the notional amount of Lehman Brothers Holdings, Inc. 6.625% 1/18/12	Dec. 2012	6,900	(78)
TOTAL CREDIT DEFAULT SWAPS		448,278	(88,799)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	32,550	1,075
Receive semi-annually a fixed rate equal to 4.745% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2011	70,000	2,383
Receive semi-annually a fixed rate equal to 4.975% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2011	200,000	6,640
Receive semi-annually a fixed rate equal to 5.0375% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2010	270,000	8,164
TOTAL INTEREST RATE SWAPS		572,550	18,262
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Lehman Brothers, Inc.	May 2008	30,000	18
		$ 1,050,828	$ (70,519)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $601,968,000 or 5.0% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $68,382,000.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Represents a tradable index of credit default swaps on home equity asset-backed securities.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,553,000.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,245,942,000 due 12/03/07 at 4.65%
ABN AMRO Bank N.V., New York Branch	$ 48,050
BNP Paribas Securities Corp.	79,283
Banc of America Securities LLC	28,819
Bank of America, NA	480,501
Barclays Capital, Inc.	215,072
Citigroup Global Markets, Inc.	32,033
ING Financial Markets LLC	160,167
Societe Generale, New York Branch	9,817
UBS Securities LLC	160,167
WestLB AG	32,033
$ 1,245,942
$472,067,000 due 12/03/07 at 4.65%
Banc of America Securities LLC	$ 268,962
Barclays Capital, Inc.	203,105
$ 472,067
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 8,927
Fidelity 2-5 Year Duration Securitized Bond Central Fund	14,608
Fidelity Corporate Bond 1-5 Year Central Fund	8,120
Fidelity Mortgage Backed Securities Central Fund	30,946
Fidelity Specialized High Income Central Fund	2,877
Fidelity Ultra-Short Central Fund	25,338
Total	$ 90,816
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 684,797	$ 8,927	$ 39,843	$ 634,877	24.0%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	1,079,607	14,608	69,677	1,020,850	27.5%
Fidelity Corporate Bond 1-5 Year Central Fund	633,792	8,120	199,771	445,940	63.8%
Fidelity Mortgage Backed Securities Central Fund	2,282,321	30,946	-	2,333,832	25.8%
Fidelity Specialized High Income Central Fund	153,954	12,885	-	167,348	46.4%
Fidelity Ultra-Short Central Fund	2,327,141	-	666,612	1,566,285	15.4%
Total	$ 7,161,612	$ 75,486	$ 975,903	$ 6,169,132
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $15,318,542,000. Net unrealized depreciation aggregated $210,084,000, of which $154,283,000 related to appreciated investment securities and $364,367,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets in securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor Investment Grade Bond Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2007

Class A, Class T, Class B, Class C and
Institutional Class
are classes of Fidelity®
Investment Grade Bond Fund

1.813047.103

AIGB-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 19.6%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 1.8%
Automobiles - 0.3%
Ford Motor Co. 7.45% 7/16/31	$ 40,245	$ 30,385
Household Durables - 0.0%
Fortune Brands, Inc. 5.875% 1/15/36	2,745	2,521
Media - 1.5%
AOL Time Warner, Inc. 6.75% 4/15/11	18,970	19,796
Comcast Corp.:
4.95% 6/15/16	15,874	14,988
6.45% 3/15/37	2,632	2,625
Cox Communications, Inc. 6.45% 12/1/36 (c)	25,731	25,366
Gannett Co., Inc. 5.23% 5/26/09 (f)	15,990	15,912
Liberty Media Corp.:
5.7% 5/15/13	8,500	7,948
8.25% 2/1/30	19,105	18,249
News America Holdings, Inc. 7.75% 12/1/45	6,015	6,780
News America, Inc.:
6.15% 3/1/37	6,365	6,068
6.2% 12/15/34	4,570	4,402
Time Warner Cable, Inc.:
5.85% 5/1/17	28,639	28,295
6.55% 5/1/37	2,632	2,612
Univision Communications, Inc. 3.875% 10/15/08	9,840	9,606
Viacom, Inc.:
6.125% 10/5/17	9,190	9,127
6.75% 10/5/37	8,475	8,412
		180,186
TOTAL CONSUMER DISCRETIONARY		213,092
CONSUMER STAPLES - 0.6%
Beverages - 0.2%
Diageo Capital PLC:
5.2% 1/30/13	5,710	5,763
5.75% 10/23/17	7,686	7,780
FBG Finance Ltd. 5.125% 6/15/15 (c)	11,020	10,756
		24,299
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (f)	14,340	14,049
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
CONSUMER STAPLES - continued
Tobacco - 0.3%
Reynolds American, Inc.:
6.75% 6/15/17	$ 15,115	$ 15,852
7.25% 6/15/37	18,095	18,987
		34,839
TOTAL CONSUMER STAPLES		73,187
ENERGY - 1.0%
Energy Equipment & Services - 0.1%
DCP Midstream LLC 6.75% 9/15/37 (c)	7,295	7,525
Oil, Gas & Consumable Fuels - 0.9%
Anadarko Petroleum Corp.:
5.95% 9/15/16	6,661	6,788
6.45% 9/15/36	4,160	4,214
Kinder Morgan Energy Partners LP 6.95% 1/15/38	1,715	1,804
Nakilat, Inc. 6.067% 12/31/33 (c)	23,610	22,972
National Gas Co. of Trinidad & Tobago Ltd. 6.05% 1/15/36 (c)	5,985	5,891
Nexen, Inc. 6.4% 5/15/37	7,730	7,611
Pemex Project Funding Master Trust 6.18% 12/3/12 (c)(f)	11,870	11,781
Suncor Energy, Inc. 6.5% 6/15/38	10,690	11,282
Talisman Energy, Inc. yankee 6.25% 2/1/38	4,840	4,776
Texas Eastern Transmission LP 6% 9/15/17 (c)	22,035	22,132
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	4,050	4,161
Valero Energy Corp. 6.625% 6/15/37	5,740	5,941
		109,353
TOTAL ENERGY		116,878
FINANCIALS - 8.6%
Capital Markets - 2.1%
Bear Stearns Companies, Inc. 6.95% 8/10/12	24,040	24,914
BlackRock, Inc. 6.25% 9/15/17	30,000	31,054
Deutsche Bank AG London 6% 9/1/17	6,678	6,893
Goldman Sachs Group, Inc. 6.75% 10/1/37	13,400	13,162
Janus Capital Group, Inc. 5.875% 9/15/11	2,605	2,677
JPMorgan Chase Capital XVII 5.85% 8/1/35	3,865	3,122
JPMorgan Chase Capital XVIII 6.95% 8/17/36	14,000	12,929
JPMorgan Chase Capital XX 6.55% 9/29/36	82,700	72,525
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Capital Markets - continued
Lazard Group LLC:
6.85% 6/15/17	$ 5,200	$ 5,157
7.125% 5/15/15	16,430	16,690
Lehman Brothers Holdings, Inc.:
6.2% 9/26/14	12,662	12,659
6.5% 7/19/17	5,150	5,188
Morgan Stanley:
4.75% 4/1/14	9,200	8,772
5.5431% 1/9/14 (f)	40,435	38,502
		254,244
Commercial Banks - 1.6%
Bank of America NA 6% 10/15/36	33,740	32,183
Bank One Corp. 5.25% 1/30/13	13,775	13,781
BB&T Capital Trust IV 6.82% 6/12/77 (f)	1,220	1,094
Credit Suisse (Guernsey) Ltd. 5.86%	13,520	12,107
Export-Import Bank of Korea 5.25% 2/10/14 (c)	7,225	7,167
HSBC Holdings PLC:
6.5% 5/2/36	11,470	10,764
6.5% 9/15/37	5,010	4,753
KeyCorp Capital Trust VII 5.7% 6/15/35	16,490	14,140
Korea Development Bank 5.75% 9/10/13	14,578	14,765
Standard Chartered Bank 6.4% 9/26/17 (c)	26,980	27,632
Wachovia Bank NA 5.85% 2/1/37	29,335	26,924
Wachovia Corp. 4.875% 2/15/14	1,791	1,723
Wells Fargo Bank NA:
4.75% 2/9/15	12,250	11,803
5.95% 8/26/36	16,699	16,528
		195,364
Consumer Finance - 0.5%
SLM Corp.:
4.5% 7/26/10	2,325	2,202
5.2438% 7/26/10 (f)	56,195	52,307
		54,509
Diversified Financial Services - 0.7%
Citigroup, Inc.:
5.875% 5/29/37	2,500	2,327
6.125% 8/25/36	8,130	7,684
Deutsche Bank AG London 5.375% 10/12/12	6,162	6,304
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Diversified Financial Services - continued
JPMorgan Chase & Co.:
4.875% 3/15/14	$ 10,460	$ 10,191
5.75% 1/2/13	2,935	3,005
Mizuho Financial Group Cayman Ltd. 5.79% 4/15/14 (c)	15,505	16,210
Prime Property Funding, Inc.:
5.125% 6/1/15 (c)	13,035	12,373
5.5% 1/15/14 (c)	8,820	8,773
ZFS Finance USA Trust II 6.45% 12/15/65 (c)(f)	7,500	6,870
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(f)	13,680	12,449
		86,186
Insurance - 0.8%
Assurant, Inc. 5.625% 2/15/14	8,540	8,600
Axis Capital Holdings Ltd. 5.75% 12/1/14	13,335	13,590
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (c)(f)	22,081	22,851
Liberty Mutual Group, Inc. 6.7% 8/15/16 (c)	15,840	16,505
Lincoln National Corp. 7% 5/17/66 (f)	2,370	2,367
QBE Insurance Group Ltd. 5.647% 7/1/23 (c)(f)	18,775	18,755
Symetra Financial Corp. 6.125% 4/1/16 (c)	10,405	10,401
		93,069
Real Estate Investment Trusts - 2.3%
AMB Property LP 5.9% 8/15/13	9,635	9,919
Boston Properties, Inc. 6.25% 1/15/13	7,487	7,759
Brandywine Operating Partnership LP:
5.625% 12/15/10	19,900	20,153
5.75% 4/1/12	6,050	6,002
Camden Property Trust 5.875% 11/30/12	6,435	6,649
Colonial Properties Trust:
4.75% 2/1/10	12,325	11,919
5.5% 10/1/15	12,730	11,246
6.875% 8/15/12	5,000	4,992
Colonial Realty LP 6.05% 9/1/16	9,420	8,507
Developers Diversified Realty Corp.:
4.625% 8/1/10	975	981
5% 5/3/10	6,840	6,947
5.25% 4/15/11	5,400	5,511
5.375% 10/15/12	5,485	5,586
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Duke Realty LP:
5.5% 3/1/16	$ 10,700	$ 10,551
5.625% 8/15/11	1,525	1,565
5.95% 2/15/17	2,540	2,576
6.5% 1/15/18	8,800	9,303
Equity One, Inc.:
6% 9/15/17 (c)	6,860	6,878
6.25% 1/15/17	4,535	4,575
Federal Realty Investment Trust:
5.4% 12/1/13	4,880	4,895
6% 7/15/12	3,355	3,481
6.2% 1/15/17	2,580	2,636
Healthcare Realty Trust, Inc. 5.125% 4/1/14	4,130	3,961
HRPT Properties Trust:
5.75% 11/1/15	2,925	2,802
6.65% 1/15/18	6,500	6,548
Liberty Property LP:
5.5% 12/15/16	6,665	6,345
6.375% 8/15/12	4,617	4,828
6.625% 10/1/17	6,640	6,727
Mack-Cali Realty LP:
5.05% 4/15/10	6,290	6,381
7.25% 3/15/09	4,110	4,232
Reckson Operating Partnership LP:
5.15% 1/15/11	2,790	2,813
6% 3/31/16	2,600	2,623
Simon Property Group LP:
4.6% 6/15/10	8,400	8,362
5.1% 6/15/15	15,660	14,889
5.45% 3/15/13	8,720	8,703
5.75% 5/1/12	4,015	4,107
7.75% 1/20/11	2,250	2,433
Tanger Properties LP 6.15% 11/15/15	17,300	17,582
UDR, Inc. 5.5% 4/1/14	10,720	10,861
United Dominion Realty Trust, Inc. 5.25% 1/15/15	3,645	3,645
Washington (REIT) 5.95% 6/15/11	10,660	11,210
		281,683
Real Estate Management & Development - 0.3%
ERP Operating LP 5.5% 10/1/12	5,765	5,825
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Management & Development - continued
Post Apartment Homes LP 6.3% 6/1/13	$ 11,550	$ 12,130
Regency Centers LP 6.75% 1/15/12	12,435	13,025
		30,980
Thrifts & Mortgage Finance - 0.3%
Capmark Financial Group, Inc. 6.3% 5/10/17 (c)	5,570	3,839
The PMI Group, Inc. 6% 9/15/16	9,880	8,174
Washington Mutual, Inc.:
4.625% 4/1/14	8,680	6,954
6.0944% 9/17/12 (f)	15,415	12,628
		31,595
TOTAL FINANCIALS		1,027,630
HEALTH CARE - 0.3%
Pharmaceuticals - 0.3%
AstraZeneca PLC:
5.9% 9/15/17	16,795	17,557
6.45% 9/15/37	16,771	18,160
		35,717
INDUSTRIALS - 2.1%
Aerospace & Defense - 0.1%
Bombardier, Inc. 6.3% 5/1/14 (c)	18,035	17,674
Airlines - 1.3%
American Airlines, Inc. pass thru trust certificates:
7.324% 4/15/11	13,531	13,260
7.858% 4/1/13	26,059	27,346
Continental Airlines, Inc. pass thru trust certificates 6.545% 8/2/20	4,245	4,264
Delta Air Lines, Inc. pass thru trust certificates:
6.821% 8/10/22 (c)	15,005	15,177
7.57% 11/18/10	21,770	22,097
U.S. Airways pass thru trust certificates:
6.85% 7/30/19	6,914	6,931
8.36% 7/20/20	21,289	22,034
United Air Lines, Inc. pass-thru certificates Class 1A, 6.636% 7/2/22	15,005	14,615
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	2,840	2,851
6.602% 9/1/13	5,032	5,039
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Airlines - continued
United Air Lines, Inc. pass-thru trust certificates: - continued
7.032% 4/1/12	$ 3,807	$ 3,826
7.186% 10/1/12	9,437	9,466
7.811% 4/1/11	4,909	5,793
		152,699
Commercial Services & Supplies - 0.1%
R.R. Donnelley & Sons Co. 5.5% 5/15/15	12,745	12,479
Industrial Conglomerates - 0.5%
General Electric Co. 5.25% 12/6/17	58,000	57,466
Road & Rail - 0.0%
Canadian National Railway Co. 5.85% 11/15/17	4,690	4,899
Canadian Pacific Railway Co. 5.95% 5/15/37	990	927
		5,826
Transportation Infrastructure - 0.1%
BNSF Funding Trust I 6.613% 12/15/55 (f)	6,338	5,951
TOTAL INDUSTRIALS		252,095
INFORMATION TECHNOLOGY - 0.3%
Electronic Equipment & Instruments - 0.1%
Tyco Electronics Group SA:
6.55% 10/1/17 (c)	8,770	9,078
7.125% 10/1/37 (c)	4,405	4,640
		13,718
Semiconductors & Semiconductor Equipment - 0.2%
Chartered Semiconductor Manufacturing Ltd.:
5.75% 8/3/10	9,825	9,877
6.375% 8/3/15	10,650	10,539
National Semiconductor Corp. 6.15% 6/15/12	7,260	7,502
		27,918
TOTAL INFORMATION TECHNOLOGY		41,636
MATERIALS - 0.1%
Chemicals - 0.1%
Agrium, Inc. 7.125% 5/23/36	11,735	12,830
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - continued
Metals & Mining - 0.0%
Corporacion Nacional del Cobre (Codelco) 6.375% 11/30/12 (c)	$ 3,460	$ 3,754
TOTAL MATERIALS		16,584
TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.0%
AT&T, Inc. 6.8% 5/15/36	17,617	19,252
BellSouth Capital Funding Corp. 7.875% 2/15/30	12,752	15,034
Deutsche Telekom International Finance BV 5.25% 7/22/13	11,230	11,166
Embarq Corp. 7.082% 6/1/16	17,205	17,944
KT Corp. 5.875% 6/24/14 (c)	7,455	7,624
Sprint Capital Corp.:
6.875% 11/15/28	1,590	1,483
8.75% 3/15/32	690	750
Telecom Italia Capital SA:
4.95% 9/30/14	11,250	10,828
5.25% 10/1/15	12,725	12,392
7.2% 7/18/36	2,550	2,760
Telefonica Emisiones SAU:
6.221% 7/3/17	11,230	11,684
7.045% 6/20/36	5,850	6,501
		117,418
Wireless Telecommunication Services - 0.5%
Sprint Nextel Corp. 6% 12/1/16	23,971	22,823
Vodafone Group PLC:
5% 12/16/13	7,380	7,301
5.625% 2/27/17	35,292	35,306
		65,430
TOTAL TELECOMMUNICATION SERVICES		182,848
UTILITIES - 3.3%
Electric Utilities - 1.6%
AmerenUE 6.4% 6/15/17	18,252	19,363
Cleveland Electric Illuminating Co. 5.65% 12/15/13	11,490	11,508
Commonwealth Edison Co. 5.4% 12/15/11	14,943	15,150
EDP Finance BV 6% 2/2/18 (c)	25,358	25,590
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Enel Finance International SA:
6.25% 9/15/17 (c)	$ 12,675	$ 12,983
6.8% 9/15/37 (c)	13,880	14,502
Exelon Corp. 4.9% 6/15/15	27,100	25,727
Illinois Power Co. 6.125% 11/15/17 (c)	5,060	5,138
Nevada Power Co. 6.5% 5/15/18	26,280	27,134
Pacific Gas & Electric Co.:
4.8% 3/1/14	2,670	2,597
5.8% 3/1/37	7,180	6,861
Pennsylvania Electric Co. 6.05% 9/1/17 (c)	10,455	10,402
PPL Capital Funding, Inc. 6.7% 3/30/67 (f)	15,620	14,873
		191,828
Gas Utilities - 0.4%
NiSource Finance Corp.:
5.4% 7/15/14	2,960	2,962
5.45% 9/15/20	8,100	7,664
5.585% 11/23/09 (f)	9,874	9,767
6.4% 3/15/18	24,090	25,031
Southern Natural Gas Co. 5.9% 4/1/17 (c)	6,145	6,158
		51,582
Independent Power Producers & Energy Traders - 0.5%
Duke Capital LLC 5.668% 8/15/14	13,400	13,680
Exelon Generation Co. LLC 5.35% 1/15/14	23,798	23,350
PPL Energy Supply LLC 6.2% 5/15/16	11,895	12,082
TXU Corp. 5.55% 11/15/14	7,555	5,817
		54,929
Multi-Utilities - 0.8%
CMS Energy Corp. 6.55% 7/17/17	13,140	12,758
Dominion Resources, Inc. 7.5% 6/30/66 (f)	12,110	12,133
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	11,895	12,362
National Grid PLC 6.3% 8/1/16	26,485	27,523
TECO Energy, Inc. 7% 5/1/12	11,415	11,956
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	20,065	18,750
		95,482
TOTAL UTILITIES		393,821
TOTAL NONCONVERTIBLE BONDS (Cost $2,379,855)		2,353,488
U.S. Government and Government Agency Obligations - 17.2%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 2.1%
Fannie Mae 5.375% 6/12/17	$ 29,287	$ 31,099
Freddie Mac:
4.5% 7/15/13 (b)(e)	150,000	152,790
5.5% 8/23/17 (b)	21,400	22,922
6.25% 7/15/32	14,000	16,483
6.75% 3/15/31 (e)	16,345	20,234
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		243,528
U.S. Treasury Inflation Protected Obligations - 5.6%
U.S. Treasury Inflation-Indexed Bonds 2.375% 1/15/27	133,695	143,370
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14 (e)	145,926	151,038
2.375% 1/15/17 (b)(e)(j)	302,537	321,852
2.625% 7/15/17	51,012	55,552
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		671,812
U.S. Treasury Obligations - 9.5%
U.S. Treasury Notes:
3.875% 10/31/12 (d)	1,047,992	1,069,601
4.625% 7/31/12 (b)(e)	60,060	63,119
4.625% 11/15/16 (e)	8,185	8,597
TOTAL U.S. TREASURY OBLIGATIONS		1,141,317
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,984,547)		2,056,657
U.S. Government Agency - Mortgage Securities - 16.1%

Fannie Mae - 15.2%
4.5% 4/1/20 to 11/1/22	25,361	25,003
5% 4/1/18 to 3/1/34	126,566	124,814
5% 12/1/37 (d)	188,000	184,429
5% 12/1/37 (d)	79,000	77,499
5% 12/1/37 (d)	168,000	164,809
5% 12/1/37 (d)	34,000	33,354
5.5% 2/1/35 to 9/1/36	131,165	134,172
5.5% 12/1/37 (d)	400,000	400,972
5.5% 12/1/37 (d)	50,000	50,164
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.5% 12/1/37 (d)	$ 50,000	$ 50,164
5.5% 12/1/37 (d)	100,000	100,328
5.5% 1/1/38 (d)	158,000	158,366
5.5% 1/1/38 (d)	48,000	48,111
5.5% 1/1/38 (d)	50,000	50,148
5.656% 7/1/37 (f)	3,381	3,427
5.818% 7/1/46 (f)	35,265	35,879
6% 3/1/16 to 10/1/37	10,951	11,070
6.042% 4/1/36 (f)	2,407	2,457
6.159% 4/1/36 (f)	6,358	6,492
6.236% 6/1/36 (f)	977	992
6.319% 4/1/36 (f)	2,173	2,222
6.5% 12/1/37 (d)	14,000	14,395
6.5% 12/1/37 (d)	23,000	23,649
6.5% 12/1/37 (d)	19,000	19,546
6.5% 1/1/38 (d)	100,000	102,761
TOTAL FANNIE MAE		1,825,223
Freddie Mac - 0.3%
4.771% 7/1/35 (f)	9,424	9,400
5.76% 10/1/35 (f)	1,750	1,771
5.85% 6/1/36 (f)	2,766	2,808
6.046% 6/1/36 (f)	2,765	2,812
6.051% 7/1/37 (f)	14,046	14,264
6.081% 4/1/36 (f)	4,325	4,398
6.105% 6/1/36 (f)	2,492	2,539
TOTAL FREDDIE MAC		37,992
Government National Mortgage Association - 0.6%
6.5% 12/1/37 (d)	33,000	34,159
6.5% 12/1/37 (d)	37,000	38,299
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		72,458
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,899,092)		1,935,673
Asset-Backed Securities - 1.1%
	Principal Amount (000s)	Value (000s)
Advanta Business Card Master Trust Series 2007-D1 Class D, 6.14% 1/22/13 (c)(f)	$ 10,400	$ 10,046
Airspeed Ltd. Series 2007-1A Class C1, 7.1519% 4/15/24 (c)(f)	11,757	11,287
AmeriCredit Prime Automobile Receivables Trust Series 2007-1 Class E, 6.96% 3/31/16 (c)	5,880	5,380
Capital Auto Receivables Asset Trust:
Series 2006-1 Class D, 7.16% 1/15/13 (c)	4,195	4,236
Series 2006-SN1A Class D, 6.15% 4/20/11 (c)	2,730	2,731
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 6.7888% 8/25/36 (c)(f)	1,449	194
Countrywide Home Loan Trust Series 2006-13N Class N, 7% 8/25/37 (c)	2,772	1,248
DB Master Finance LLC Series 2006-1 Class M1, 8.285% 6/20/31 (c)	5,545	5,608
Ford Credit Auto Owner Trust:
Series 2006-B Class D, 7.26% 2/15/13 (c)	5,810	5,524
Series 2006-C Class D, 6.89% 5/15/13 (c)	4,115	4,088
Series 2007-A Class D, 7.05% 12/15/13 (c)	2,335	2,285
GS Auto Loan Trust Series 2006-1 Class D, 6.25% 1/15/14 (c)	6,842	6,723
GSAMP Trust Series 2004-AR1 Class B4, 5% 6/25/34 (c)(f)	1,738	1,043
Merna Reinsurance Ltd. Series 2007-1 Class B, 6.9806% 6/30/12 (c)(f)	17,200	17,093
Structured Asset Securities Corp. Series 2006-BC1 Class B1, 7.2888% 3/25/36 (c)(f)	4,513	677
Structured Asset Securities Corp. floater Series 2006-BC5 Class B, 7.2888% 12/25/36 (c)(f)	4,593	569
Wachovia Auto Loan Trust Series 2006-2A:
Class A4, 5.23% 3/20/12 (c)	50,000	50,494
Class E, 7.05% 5/20/14 (c)	6,660	6,199
WaMu Asset-Backed Certificates Series 2006-HE5 Class B2, 7.2888% 10/25/36 (c)(f)	6,417	944
TOTAL ASSET-BACKED SECURITIES (Cost $151,618)		136,369
Collateralized Mortgage Obligations - 3.4%

Private Sponsor - 1.5%
Banc of America Commercial Mortgage Trust Series 2007-2:
Class B, 5.6984% 4/10/17	1,775	1,644
Class C, 5.6984% 4/10/17	4,735	4,341
Class D, 5.6984% 5/10/17	2,370	2,090
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 4.3951% 11/25/33 (e)(f)	$ 4,941	$ 4,932
Series 2004-A Class 2A1, 3.5495% 2/25/34 (e)(f)	2,901	2,842
Series 2004-D Class 2A1, 3.6156% 5/25/34 (f)	1,425	1,393
Series 2005-H:
Class 1A1, 4.9132% 9/25/35 (f)	1,530	1,532
Class 2A2, 4.8029% 9/25/35 (f)	1,618	1,604
Bayview Commercial Asset Trust Series 2006-3A Class IO, 1.1688% 10/25/36 (f)(h)	78,344	7,952
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 1A5, 4.3557% 2/25/37 (f)	982	1,000
Class 5A1, 4.1692% 2/25/37 (f)	7,650	7,519
Series 2007-A2:
Class 2A1, 4.242% 7/25/37 (f)	4,402	4,371
Class 3A1, 4.5612% 7/25/37 (f)	7,892	7,764
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6342% 11/25/34 (f)	4,164	4,113
GMAC Mortgage Loan Trust Series 2005-AR6 Class 3A1, 5.2979% 11/19/35 (f)	9,150	9,006
JPMorgan Mortgage Trust:
Series 2006-A4 Class 1A1, 5.8207% 6/25/36 (f)	1,533	1,538
Series 2007-A1 Class 3A2, 5.0072% 7/25/35 (f)	4,402	4,368
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5418% 10/25/35 (f)	11,048	11,074
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2003-B Class B6, 7.5094% 7/10/35 (c)(f)	4,219	4,210
Series 2003-CB1:
Class B4, 6.3094% 6/10/35 (c)(f)	4,014	4,014
Class B5, 6.9094% 6/10/35 (c)(f)	2,740	2,721
Class B6, 7.4094% 6/10/35 (c)(f)	1,626	1,598
WaMu Mortgage pass-thru certificates:
Series 2004-AR7 Class A6, 3.939% 7/25/34 (f)	2,108	2,085
Series 2005-AR14 Class 1A1, 5.0581% 12/25/35 (f)	16,257	16,112
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR12 Class 2A6, 4.3205% 7/25/35 (f)	6,229	6,121
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust: - continued
Series 2005-AR3 Class 2A1, 4.1926% 3/25/35 (f)	$ 2,558	$ 2,534
Series 2006-AR8 Class 3A1, 5.2371% 4/25/36 (f)	54,525	54,283
TOTAL PRIVATE SPONSOR		172,761
U.S. Government Agency - 1.9%
Freddie Mac Multi-class participation certificates guaranteed planned amortization class:
Series 2630 Class KS, 4% 1/15/17 (e)	22,130	21,617
Series 3079 Class MB, 5% 10/15/28	30,807	30,997
Series 3082 Class PG, 5% 10/15/29	50,300	50,594
Series 3118 Class QB, 5% 2/15/29	33,731	33,911
Series 3258 Class PM, 5.5% 12/15/36	92,339	94,111
TOTAL U.S. GOVERNMENT AGENCY		231,230
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $402,090)		403,991
Commercial Mortgage Securities - 2.3%

Bayview Commercial Asset Trust floater:
Series 2007-2A:
Class A1, 5.0588% 7/25/37 (c)(f)	2,384	2,270
Class A2, 5.1088% 7/25/37 (c)(f)	2,233	2,104
Class B1, 6.3888% 7/25/37 (c)(f)	660	543
Class B2, 7.0388% 7/25/37 (c)(f)	574	468
Class B3, 8.1388% 7/25/37 (c)(f)	644	540
Class M1, 5.1588% 7/25/37 (c)(f)	749	703
Class M2, 5.1988% 7/25/37 (c)(f)	379	350
Class M3, 5.2788% 7/25/37 (c)(f)	384	353
Class M4, 5.4388% 7/25/37 (c)(f)	822	731
Class M5, 5.5388% 7/25/37 (c)(f)	725	640
Class M6, 5.7888% 7/25/37 (c)(f)	924	808
Series 2007-3:
Class B1, 5.7388% 7/25/37 (c)(f)	634	619
Class B2, 6.3888% 7/25/37 (c)(f)	1,661	1,619
Class B3, 8.7888% 7/25/37 (c)(f)	849	824
Class M1, 5.0988% 7/25/37 (c)(f)	550	545
Class M2, 5.1288% 7/25/37 (c)(f)	588	582
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust floater: - continued
Class M3, 5.1588% 7/25/37 (c)(f)	$ 961	$ 950
Class M4, 5.2888% 7/25/37 (c)(f)	1,516	1,493
Class M5, 5.3888% 7/25/37 (c)(f)	756	741
Class M6, 5.5888% 7/25/37 (c)(f)	574	562
Bear Stearns Commercial Mortgage Securities Trust Series 2007-T28 Class A1, 5.422% 9/11/42	5,906	5,936
Chase Commercial Mortgage Securities Corp. Series 2000-3 Class G 6.887% 10/15/32 (c)	9,742	10,231
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.7003% 12/10/49 (f)	16,700	17,013
Credit Suisse First Boston Mortgage Securities Corp. Series 2004-C1 Class ASP, 0.7817% 1/15/37 (c)(f)(h)	170,220	3,710
Ginnie Mae guaranteed REMIC pass-thru securities sequential payer Series 2003-47 Class C, 4.227% 10/16/27	10,025	9,919
GMAC Commercial Mortgage Securities, Inc. Series 2004-C3 Class X2, 0.6775% 12/10/41 (f)(h)	14,951	266
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class D, 5.0475% 3/1/20 (c)(f)	9,955	9,582
Class H, 5.3275% 3/1/20 (c)(f)	960	922
Class J, 5.5275% 3/1/20 (c)(f)	1,375	1,320
GS Mortgage Securities Trust sequential payer Series 2007-GG10 Class A4, 5.7992% 8/10/45 (f)	40,700	41,496
JPMorgan Chase Commercial Mortgage Securities Corp. sequential payer Series 2006-LDP9 Class A2, 5.134% 5/15/47 (f)	18,365	17,954
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer Series 2007-CB19 Class A4, 5.7469% 2/12/49 (f)	7,600	7,745
LB Commercial Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.9345% 7/15/44 (f)	18,248	18,909
ML-CFC Commercial Mortgage Trust Series 2007-7 Class B, 5.75% 6/25/50	2,790	2,536
Morgan Stanley Capital I Trust:
sequential payer Series 2007-HQ11 Class A31, 5.439% 2/20/44 (f)	17,270	17,266
Series 2007-IQ14 Class A4, 5.692% 4/15/49 (f)	50,000	50,485
Wachovia Bank Commercial Mortgage Trust:
sequential payer Series 2007-C31:
Class A1, 5.14% 4/15/47	4,201	4,217
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Bank Commercial Mortgage Trust: - continued
Class A4, 5.509% 4/15/47	$ 31,752	$ 31,686
Series 2007-C31 Class C, 5.6918% 4/15/47 (f)	8,950	8,046
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $276,602)		276,684
Municipal Securities - 0.3%

California Gen. Oblig. 5% 9/1/35	27,300	27,626
Chicago Board of Ed. Series A, 5.5% 12/1/30 (AMBAC Insured)	5,000	5,759
TOTAL MUNICIPAL SECURITIES (Cost $34,788)		33,385
Foreign Government and Government Agency Obligations - 0.1%

Israeli State 4.625% 6/15/13 (Cost $6,668)	6,725	6,732
Supranational Obligations - 0.0%

Corporacion Andina de Fomento:
5.2% 5/21/13	1,575	1,590
6.875% 3/15/12	1,630	1,763
TOTAL SUPRANATIONAL OBLIGATIONS (Cost $3,182)		3,353
Fixed-Income Funds - 51.5%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (g)	6,845,030	634,877
Fidelity 2-5 Year Duration Securitized Bond Central Fund (g)	10,472,401	1,020,850
Fidelity Corporate Bond 1-5 Year Central Fund (g)	4,473,720	445,940
Fidelity Mortgage Backed Securities Central Fund (g)	23,538,393	2,333,832
Fidelity Specialized High Income Central Fund (g)	1,717,623	167,348
Fidelity Ultra-Short Central Fund (g)	17,519,972	1,566,285
TOTAL FIXED-INCOME FUNDS (Cost $6,448,674)		6,169,132
Preferred Securities - 0.1%
	Principal Amount (000s)	Value (000s)
FINANCIALS - 0.1%
Diversified Financial Services - 0.1%
MUFG Capital Finance 1 Ltd. 6.346% (f) (Cost $15,235)	$ 15,235	$ 14,985
Cash Equivalents - 14.3%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 4.65%, dated 11/30/07 due 12/3/07:
(Collateralized by U.S. Government Obligations) #	$ 1,246,425	1,245,942
(Collateralized by U.S. Government Obligations) # (a)	472,250	472,067
TOTAL CASH EQUIVALENTS (Cost $1,718,009)		1,718,009
TOTAL INVESTMENT PORTFOLIO - 126.0% (Cost $15,320,360)		15,108,458
NET OTHER ASSETS - (26.0)%		(3,117,265)
NET ASSETS - 100%		$ 11,991,193
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
934 U.S. Treasury 20-Year Bond Contracts	March 2008	$ 109,453	$ (974)
The face value of futures purchased as a percentage of net assets - 0.9%
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 2,971	$ (739)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the proportional notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8, Class B3, 7.2913% 9/25/34	Oct. 2034	3,200	(770)
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11, Class M9, 6.88% 11/25/34	Dec. 2034	3,380	(956)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7, Class B3, 3.35% 8/25/34	Sept. 2034	1,657	(449)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7, Class B3, 7.6913% 7/25/34	August 2034	2,740	(709)
Receive from Bank of America, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .2%	May 2009	7,095	4
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	3,800	1
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive from Citibank upon credit event of Merrill Lynch & Co., Inc., par value of the notional amount of Merrill Lynch & Co., Inc. 5% 1/15/15, and pay quarterly notional amount multiplied by .90%	Dec. 2012	$ 6,900	$ 114
Receive from Citibank upon credit event of Washington Mutual, Inc., par value of the notional amount of Washington Mutual, Inc. 5.25% 9/15/17, and pay quarterly notional amount multiplied by 1.07%	Sept. 2012	9,800	826
Receive from Credit Suisse First Boston upon credit event of AOL Time Warner, Inc., par value of the notional amount of AOL Time Warner, Inc. 6.875% 5/1/12, and pay quarterly notional amount multiplied by ..44%	Sept. 2012	13,700	83
Receive from Deutsche Bank upon credit event of Aetna, Inc., par value of the notional amount of Aetna, Inc. 6.625% 6/15/36, and pay quarterly notional amount multiplied by .33%	Sept. 2017	17,250	400
Receive from Deutsche Bank upon credit event of Household Finance Corp., par value of the notional amount of Household Finance Corp. 7% 5/15/12, and pay quarterly notional amount multiplied by .35%	Dec. 2012	20,000	827
Receive from Deutsche Bank upon credit event of Washington Mutual, Inc., par value of the notional amount of Washington Mutual, Inc. 5.25% 9/15/17, and pay quarterly notional amount multiplied by 1.19%	Sept. 2012	9,800	778
Receive from Deutsche Bank, upon credit event of Chartered Semiconductor Manufacturing Ltd., par value of the notional amount of Chartered Semiconductor Manufacturing Ltd. 6.375% 8/3/15 and pay quarterly notional amount multiplied by 1.14%	Sept. 2013	10,650	(113)
Receive from Deutsche Bank, upon credit event of Gannett Co., Inc., par value of the notional amount of Gannett Co., Inc. 6.375% 4/1/12, and pay quarterly notional amount multiplied by .24%	May 2009	8,895	(1)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive from Goldman Sachs upon credit event of AMBAC Assurance Corp., par value of the notional amount of AMBAC Assurance Corp. 5.90% 2/22/21, and pay quarterly notional amount multiplied by 1.80%	Dec. 2012	$ 3,200	$ 217
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by .77%	Sept. 2017	11,500	72
Receive from Goldman Sachs upon credit event of Dow Chemical Co., par value of the notional amount of Dow Chemical Co. 6% 10/1/12, and pay quarterly notional amount multiplied by .55%	Sept. 2017	13,700	(10)
Receive from Goldman Sachs upon credit event of PMI Group, Inc., par value of the notional amount of PMI Group, Inc. 6% 9/15/16, and pay quarterly notional amount multiplied by 1.68%	June 2016	4,775	346
Receive from Lehman Brothers, Inc. upon credit event of AMBAC Assurance Corp., par value of the notional amount of AMBAC Assurance Corp. 5.90% 2/22/21, and pay quarterly notional amount multiplied by 1.65%	Dec. 2012	3,200	237
Receive from Merrill Lynch, Inc. upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15, and pay quarterly notional amount multiplied by 2.12%	Sept. 2013	5,085	(364)
Receive from Merrill Lynch, Inc., upon credit event of R.R. Donnelley & Sons Co., par value of the notional amount of R.R. Donnelley & Sons Co. 5.5% 5/15/15 and pay quarterly notional amount multiplied by 1.68%	Sept. 2013	7,660	(371)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay JPMorgan Chase, Inc. upon credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (i)	Sept. 2037	18,700	(10,285)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (i)

	Sept. 2037	$ 9,200	$ (5,060)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Credit Suisse First Boston upon credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	August 2037	25,000	(13,750)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to JPMorgan Chase, Inc. upon credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (i)	Sept. 2037	5,600	(3,080)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon credit event of one of the issues of Dow Jones ABX AA 07-01 Index, par value of the proportional notional amount (i)	Sept. 2037	8,400	(4,620)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Lehman Brothers, Inc. upon credit event of one the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	Sept. 2037	22,000	(12,100)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to Morgan Stanley, Inc. upon each credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	August 2037	10,200	(5,610)
Receive monthly a fixed rate of .15% multiplied by the notional amount and pay to UBS upon credit event of one of the issues of Dow Jones ABX AA 07-1 Index, par value of the proportional notional amount (i)	Sept. 2037	16,700	(9,185)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .55% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2004-WCW1 Class M4, 6.835% 9/25/34

	Sept. 2034	$ 9,300	$ (2,282)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	3,200	(1,055)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	2,971	(278)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	3,200	(1,219)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	2,971	(539)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	2,971	(357)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	2,730	(1,157)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35

	June 2035	$ 2,971	$ (1,256)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	262	(216)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	387	(60)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	173	(143)
Receive monthly notional amount multiplied by 2.7% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M9, 6.41% 5/25/35	June 2035	10,445	(4,721)
Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35	March 2035	2,613	(792)
Receive monthly notional amount multiplied by 3% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2005-R4 Class M9, 7.07% 7/25/35	August 2035	4,750	(2,181)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33

	May 2033	$ 2,971	$ (895)
Receive monthly notional amount multiplied by 5.55% and pay Deutsche Bank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-FRE1 Class M10, 7.74% 7/25/36	August 2036	4,750	(3,888)
Receive monthly notional amount multiplied by 6.25% and pay Deutsche Bank upon credit event of Residential Asset Mortgage Products, Inc., par value of the notional amount of Residential Asset Mortgage Products, Inc. Series 2006-RS5 Class M9, 7.17% 9/25/36	Oct. 2036	4,750	(3,132)
Receive quarterly notional amount multiplied by .31% and pay Deutsche Bank upon credit of Altria Group, Inc., par value of the notional amount of Altria Group 7% 11/4/13	June 2008	61,000	106
Receive quarterly notional amount multiplied by .35% and pay Goldman Sachs upon credit event of Southern California Edison Co., par value of the notional amount of Southern California Edison Co. 7.625% 1/15/10	Sept. 2010	11,200	24
Receive quarterly notional amount multiplied by .72% and pay Bank of America upon credit event of Alleghany Energy Supply Co. LLC, par value of the notional amount of Alleghany Energy Supply Co. LLC 8.25% 4/15/12	June 2012	10,500	(220)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive quarterly notional amount multiplied by .78% and pay Deutsche Bank upon credit event of Allegheny Energy Supply Co. LLC, par value of the notional amount of Allegheny Energy Supply Co. LLC 8.25% 4/15/12

	June 2012	$ 10,505	$ (193)
Receive quarterly notional amount multiplied by .97% and pay Citibank upon credit event of Lehman Brothers Holdings, Inc., par value of the notional amount of Lehman Brothers Holdings, Inc. 6.625% 1/18/12	Dec. 2012	6,900	(78)
TOTAL CREDIT DEFAULT SWAPS		448,278	(88,799)
Interest Rate Swaps
Receive quarterly a fixed rate equal to 4.898% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers, Inc.	July 2014	32,550	1,075
Receive semi-annually a fixed rate equal to 4.745% and pay quarterly a floating rate based on 3-month LIBOR with UBS	Jan. 2011	70,000	2,383
Receive semi-annually a fixed rate equal to 4.975% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2011	200,000	6,640
Receive semi-annually a fixed rate equal to 5.0375% and pay quarterly a floating rate based on 3-month LIBOR with Bank of America	Nov. 2010	270,000	8,164
TOTAL INTEREST RATE SWAPS		572,550	18,262
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS AAA 8.5+ Index and pay monthly a floating rate based on 1-month LIBOR minus 25 basis points with Lehman Brothers, Inc.	May 2008	30,000	18
		$ 1,050,828	$ (70,519)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $601,968,000 or 5.0% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $68,382,000.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(g) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(h) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(i) Represents a tradable index of credit default swaps on home equity asset-backed securities.
(j) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $4,553,000.
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$1,245,942,000 due 12/03/07 at 4.65%
ABN AMRO Bank N.V., New York Branch	$ 48,050
BNP Paribas Securities Corp.	79,283
Banc of America Securities LLC	28,819
Bank of America, NA	480,501
Barclays Capital, Inc.	215,072
Citigroup Global Markets, Inc.	32,033
ING Financial Markets LLC	160,167
Societe Generale, New York Branch	9,817
UBS Securities LLC	160,167
WestLB AG	32,033
$ 1,245,942
$472,067,000 due 12/03/07 at 4.65%
Banc of America Securities LLC	$ 268,962
Barclays Capital, Inc.	203,105
$ 472,067
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 8,927
Fidelity 2-5 Year Duration Securitized Bond Central Fund	14,608
Fidelity Corporate Bond 1-5 Year Central Fund	8,120
Fidelity Mortgage Backed Securities Central Fund	30,946
Fidelity Specialized High Income Central Fund	2,877
Fidelity Ultra-Short Central Fund	25,338
Total	$ 90,816
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 684,797	$ 8,927	$ 39,843	$ 634,877	24.0%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	1,079,607	14,608	69,677	1,020,850	27.5%
Fidelity Corporate Bond 1-5 Year Central Fund	633,792	8,120	199,771	445,940	63.8%
Fidelity Mortgage Backed Securities Central Fund	2,282,321	30,946	-	2,333,832	25.8%
Fidelity Specialized High Income Central Fund	153,954	12,885	-	167,348	46.4%
Fidelity Ultra-Short Central Fund	2,327,141	-	666,612	1,566,285	15.4%
Total	$ 7,161,612	$ 75,486	$ 975,903	$ 6,169,132
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $15,318,542,000. Net unrealized depreciation aggregated $210,084,000, of which $154,283,000 related to appreciated investment securities and $364,367,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets in securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Short-Term Bond Fund

November 30, 2007

1.813036.103

STP-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 18.3%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 2.2%
Auto Components - 0.5%
DaimlerChrysler NA Holding Corp.:
5.75% 8/10/09	$ 29,260	$ 29,538
6.1331% 3/13/09 (g)	11,200	11,153
		40,691
Household Durables - 0.3%
Whirlpool Corp. 6.125% 6/15/11	20,500	21,581
Media - 1.4%
AOL Time Warner, Inc. 6.75% 4/15/11	15,000	15,653
Continental Cablevision, Inc. 9% 9/1/08	30,400	31,048
Cox Communications, Inc.:
3.875% 10/1/08	14,785	14,578
6.4% 8/1/08	3,170	3,191
Liberty Media Corp.:
7.75% 7/15/09	3,900	3,971
7.875% 7/15/09	5,000	5,102
Time Warner Entertainment Co. LP 7.25% 9/1/08	12,764	12,955
Univision Communications, Inc. 3.875% 10/15/08	10,110	9,870
Viacom, Inc. 5.75% 4/30/11	4,045	4,105
		100,473
TOTAL CONSUMER DISCRETIONARY		162,745
CONSUMER STAPLES - 0.7%
Food Products - 0.6%
H.J. Heinz Co. 6.428% 12/1/08 (c)(g)	13,190	13,426
Kraft Foods, Inc.:
4% 10/1/08	7,770	7,701
4.125% 11/12/09	3,220	3,200
5.625% 8/11/10	14,495	14,984
		39,311
Tobacco - 0.1%
Altria Group, Inc. 5.625% 11/4/08	9,500	9,544
TOTAL CONSUMER STAPLES		48,855
ENERGY - 1.4%
Oil, Gas & Consumable Fuels - 1.4%
Anadarko Petroleum Corp. 3.25% 5/1/08	20,000	19,817
Canadian Oil Sands Ltd. 4.8% 8/10/09 (c)	7,435	7,487
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Delek & Avner-Yam Tethys Ltd. 5.326% 8/1/13 (c)	$ 12,018	$ 12,213
Duke Capital LLC:
4.37% 3/1/09	9,565	9,510
7.5% 10/1/09	13,390	14,020
Enterprise Products Operating LP 4.625% 10/15/09	11,730	11,745
Kinder Morgan Energy Partners LP 6.3% 2/1/09	8,455	8,580
Pemex Project Funding Master Trust:
6.125% 8/15/08	551	554
9.125% 10/13/10	10,000	11,100
Petroleum Export Ltd.:
4.623% 6/15/10 (c)	3,529	3,520
4.633% 6/15/10 (c)	2,121	2,115
		100,661
FINANCIALS - 7.2%
Capital Markets - 2.1%
American Capital Strategies Ltd. 6.85% 8/1/12	13,960	14,085
Bank of New York Co., Inc. 3.4% 3/15/13 (g)	14,750	14,632
Bear Stearns Companies, Inc.:
5.85% 7/19/10	28,080	27,938
6.95% 8/10/12	16,030	16,613
Goldman Sachs Group, Inc.:
5% 1/15/11	3,015	3,040
6.875% 1/15/11	2,115	2,247
Janus Capital Group, Inc. 5.875% 9/15/11	4,828	4,961
Lehman Brothers Holdings E-Capital Trust I 5.685% 8/19/65 (g)	6,380	5,956
Lehman Brothers Holdings, Inc.:
4.25% 1/27/10	11,640	11,430
4.375% 11/30/10	4,525	4,420
Merrill Lynch & Co., Inc. 3.7% 4/21/08	6,910	6,842
Morgan Stanley:
4% 1/15/10	5,275	5,180
5.05% 1/21/11	18,700	18,715
6.75% 4/15/11	13,270	13,937
		149,996
Commercial Banks - 0.9%
American Express Centurion Bank 5.2% 11/26/10	7,335	7,380
Bank One Corp. 6% 8/1/08	4,700	4,721
HSBC Holdings PLC 7.5% 7/15/09	6,165	6,410
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Commercial Banks - continued
Korea Development Bank:
3.875% 3/2/09	$ 12,600	$ 12,472
4.75% 7/20/09	5,500	5,494
National Australia Bank Ltd. 8.6% 5/19/10	6,800	7,500
Wells Fargo & Co. 3.98% 10/29/10	21,905	21,685
		65,662
Consumer Finance - 0.8%
Household Finance Corp.:
4.125% 12/15/08	4,170	4,125
4.125% 11/16/09	2,715	2,678
4.75% 5/15/09	8,978	8,964
MBNA Capital I 8.278% 12/1/26	4,885	5,077
Nelnet, Inc.:
5.125% 6/1/10	2,885	2,929
7.4% 9/29/36 (g)	16,865	16,993
SLM Corp. 4% 1/15/09	11,750	11,341
Systems 2001 Asset Trust LLC 7.156% 12/15/11 (c)	4,527	4,849
		56,956
Diversified Financial Services - 0.8%
Bank of America Corp. 7.4% 1/15/11	485	523
Deutsche Bank AG London 5% 10/12/10	24,295	24,823
Iberbond 2004 PLC 4.826% 12/24/17 (k)	10,205	10,403
ICB OJSC 6.2% 9/29/15 (Issued by Or-ICB for ICB OJSC) (g)	1,750	1,695
ILFC E-Capital Trust I 5.9% 12/21/65 (c)(g)	8,150	8,124
International Lease Finance Corp. 5.625% 9/15/10	11,500	11,702
J.P. Morgan & Co., Inc. 6.25% 1/15/09	995	1,008
JPMorgan Chase & Co. 4.6% 1/17/11	1,942	1,936
		60,214
Insurance - 0.3%
Genworth Financial, Inc. 5.231% 5/16/09	15,115	15,263
Hartford Financial Services Group, Inc. 5.55% 8/16/08	2,115	2,117
Travelers Property Casualty Corp. 3.75% 3/15/08	2,830	2,814
		20,194
Real Estate Investment Trusts - 1.8%
Arden Realty LP 8.5% 11/15/10	7,855	8,909
Brandywine Operating Partnership LP:
4.5% 11/1/09	13,390	13,286
5.625% 12/15/10	13,110	13,276
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Real Estate Investment Trusts - continued
Camden Property Trust 4.375% 1/15/10	$ 5,440	$ 5,408
Colonial Properties Trust 4.75% 2/1/10	5,185	5,014
Developers Diversified Realty Corp.:
3.875% 1/30/09	13,995	13,855
5% 5/3/10	4,910	4,987
Duke Realty LP:
5.25% 1/15/10	3,215	3,262
5.625% 8/15/11	4,580	4,699
6.95% 3/15/11	3,815	4,075
Federal Realty Investment Trust 8.75% 12/1/09	3,785	4,108
iStar Financial, Inc. 6.0344% 9/15/09 (g)	9,305	8,439
Mack-Cali Realty LP 7.25% 3/15/09	2,580	2,657
ProLogis Trust 7.1% 4/15/08	8,870	8,885
Simon Property Group LP:
4.6% 6/15/10	8,660	8,621
4.875% 8/15/10	13,630	13,670
7.75% 1/20/11	1,385	1,498
Tanger Properties LP 9.125% 2/15/08	9,630	9,682
		134,331
Thrifts & Mortgage Finance - 0.5%
Countrywide Financial Corp. 5.43% 3/24/09 (g)	9,255	6,961
Independence Community Bank Corp.:
3.5% 6/20/13 (g)	4,540	4,503
3.75% 4/1/14 (g)	4,000	3,948
Residential Capital Corp.:
8.0444% 4/17/09 (c)(g)	6,927	2,909
8.3144% 4/17/09 (g)	2,296	1,705
Residential Capital LLC 7.615% 5/22/09 (g)	6,900	5,072
Washington Mutual, Inc. 4.375% 1/15/08	11,170	11,038
		36,136
TOTAL FINANCIALS		523,489
HEALTH CARE - 0.3%
Health Care Providers & Services - 0.3%
UnitedHealth Group, Inc.:
3.75% 2/10/09	11,900	11,753
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.: - continued
4.125% 8/15/09	$ 3,525	$ 3,502
5.125% 11/15/10 (c)	8,357	8,461
		23,716
INDUSTRIALS - 1.8%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (c)	14,430	14,550
Air Freight & Logistics - 0.3%
FedEx Corp. 5.5% 8/15/09	18,575	18,920
Airlines - 0.6%
America West Airlines pass thru certificates 7.33% 7/2/08	4,253	4,126
American Airlines, Inc. pass thru trust certificates:
6.855% 10/15/10	1,014	1,022
6.978% 10/1/12	246	250
Continental Airlines, Inc. pass thru trust certificates:
6.32% 11/1/08	15,400	15,400
7.056% 3/15/11	4,110	4,161
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	4,565	4,633
United Air Lines, Inc. pass-thru trust certificates:
6.071% 9/1/14	2,553	2,563
6.201% 3/1/10	2,115	2,104
6.602% 9/1/13	5,178	5,184
7.186% 10/1/12	5,519	5,536
		44,979
Commercial Services & Supplies - 0.3%
R.R. Donnelley & Sons Co.:
3.75% 4/1/09	6,060	5,953
5.625% 1/15/12	16,805	17,028
		22,981
Industrial Conglomerates - 0.4%
Covidien International Finance SA 5.15% 10/15/10 (c)	14,600	14,944
Hutchison Whampoa International 03/33 Ltd. 5.45% 11/24/10 (c)	15,470	15,805
		30,749
TOTAL INDUSTRIALS		132,179
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
MATERIALS - 0.1%
Containers & Packaging - 0.0%
Sealed Air Corp. 6.95% 5/15/09 (c)	$ 4,365	$ 4,452
Paper & Forest Products - 0.1%
International Paper Co. 4.25% 1/15/09	6,130	6,064
TOTAL MATERIALS		10,516
TELECOMMUNICATION SERVICES - 2.8%
Diversified Telecommunication Services - 2.2%
Ameritech Capital Funding Corp. 6.25% 5/18/09	7,715	7,953
BellSouth Corp. 4.2% 9/15/09	7,115	7,059
Deutsche Telekom International Finance BV 5.375% 3/23/11	20,000	20,215
Sprint Capital Corp. 7.625% 1/30/11	20,999	21,802
Telecom Italia Capital SA:
4% 11/15/08	16,130	15,865
4% 1/15/10	15,080	14,738
Telefonica Emisiones SAU 5.984% 6/20/11	26,000	26,765
Telefonos de Mexico SA de CV:
4.5% 11/19/08	17,815	17,662
4.75% 1/27/10	12,910	12,775
Verizon Global Funding Corp. 7.25% 12/1/10	11,370	12,198
Verizon New England, Inc. 6.5% 9/15/11	7,775	8,194
		165,226
Wireless Telecommunication Services - 0.6%
America Movil SAB de CV 4.125% 3/1/09	17,610	17,369
Vodafone Group PLC:
5.5% 6/15/11	20,000	20,278
7.75% 2/15/10	4,810	5,085
		42,732
TOTAL TELECOMMUNICATION SERVICES		207,958
UTILITIES - 1.8%
Electric Utilities - 0.7%
Commonwealth Edison Co. 5.4% 12/15/11	5,225	5,297
Entergy Corp. 7.75% 12/15/09 (c)	12,000	12,615
Exelon Corp. 4.45% 6/15/10	14,150	14,095
Pepco Holdings, Inc. 4% 5/15/10	4,570	4,490
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc. 7.1% 3/1/11	$ 9,628	$ 10,280
Virginia Electric & Power Co. 4.1% 12/15/38	7,250	7,173
		53,950
Gas Utilities - 0.1%
NiSource Finance Corp. 7.875% 11/15/10	3,925	4,271
Independent Power Producers & Energy Traders - 0.4%
Constellation Energy Group, Inc. 6.125% 9/1/09	21,680	22,149
PSEG Power LLC 3.75% 4/1/09	7,625	7,542
		29,691
Multi-Utilities - 0.6%
Dominion Resources, Inc.:
4.125% 2/15/08	9,925	9,901
6.3% 9/30/66 (g)	8,805	8,683
DTE Energy Co. 7.05% 6/1/11	8,462	9,007
KeySpan Corp. 7.625% 11/15/10	4,040	4,383
NSTAR 8% 2/15/10	3,625	3,902
Sempra Energy 4.75% 5/15/09	4,475	4,468
		40,344
TOTAL UTILITIES		128,256
TOTAL NONCONVERTIBLE BONDS (Cost $1,336,397)		1,338,375
U.S. Government and Government Agency Obligations - 23.5%

U.S. Government Agency Obligations - 15.7%
Fannie Mae:
3.25% 2/15/09 (b)	128,000	126,964
4% 9/2/08 (f)	73,170	73,000
4.75% 3/12/10 (b)	346,221	354,006
Freddie Mac:
4.25% 7/15/09 (e)	39,198	39,506
4.875% 2/9/10 (f)	250,000	256,106
5% 6/11/09 (b)	176,611	179,831
5.125% 4/18/11 (b)	118,000	123,092
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		1,152,505
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - 7.8%
U.S. Treasury Notes:
3.5% 2/15/10 (b)	$ 50,000	$ 50,465
3.625% 10/31/09 (d)	180,964	182,861
3.875% 5/15/09 (b)	84,933	85,888
4% 4/15/10 (b)	100,000	102,180
4.875% 8/15/09 (b)(f)	147,171	151,402
TOTAL U.S. TREASURY OBLIGATIONS		572,796
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,695,334)		1,725,301
U.S. Government Agency - Mortgage Securities - 11.4%

Fannie Mae - 8.3%
3.699% 10/1/33 (g)	547	545
3.75% 1/1/34 (g)	516	512
3.754% 10/1/33 (g)	496	493
3.783% 6/1/34 (g)	2,575	2,554
3.797% 6/1/33 (g)	435	434
3.812% 4/1/33 (g)	1,472	1,471
3.814% 10/1/33 (g)	7,546	7,527
3.846% 10/1/33 (g)	13,373	13,362
3.876% 6/1/33 (g)	2,093	2,090
3.915% 5/1/33 (g)	146	146
3.917% 6/1/34 (g)	3,957	3,929
4.007% 10/1/18 (g)	425	423
4.101% 2/1/35 (g)	226	227
4.104% 1/1/35 (g)	833	838
4.114% 7/1/34 (g)	2,551	2,537
4.172% 1/1/35 (g)	1,392	1,382
4.23% 4/1/33 (g)	128	128
4.25% 1/1/34 (g)	726	722
4.25% 2/1/34 (g)	630	627
4.25% 2/1/35 (g)	545	542
4.256% 5/1/35 (g)	496	499
4.263% 10/1/33 (g)	262	262
4.275% 3/1/35 (g)	996	1,001
4.283% 6/1/33 (g)	329	331
4.284% 11/1/34 (g)	5,111	5,089
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.289% 3/1/33 (g)	$ 584	$ 587
4.292% 3/1/33 (g)	243	241
4.292% 3/1/35 (g)	450	451
4.296% 1/1/34 (g)	690	686
4.296% 1/1/34 (g)	3,907	3,887
4.299% 3/1/33 (g)	324	322
4.3% 2/1/35 (g)	5,236	5,208
4.3% 4/1/35 (g)	247	248
4.307% 8/1/33 (g)	898	897
4.339% 1/1/35 (g)	734	731
4.343% 3/1/35 (g)	2,604	2,592
4.362% 2/1/34 (g)	1,279	1,273
4.39% 7/1/33 (g)	4,274	4,254
4.39% 10/1/34 (g)	3,201	3,192
4.391% 2/1/35 (g)	1,091	1,086
4.412% 5/1/35 (g)	466	467
4.423% 8/1/34 (g)	1,766	1,764
4.434% 3/1/35 (g)	847	844
4.45% 1/1/35 (g)	556	554
4.456% 10/1/34 (g)	4,832	4,837
4.483% 5/1/35 (g)	1,411	1,412
4.496% 7/1/34 (g)	2,574	2,571
4.496% 7/1/35 (g)	1,292	1,292
4.499% 2/1/35 (g)	2,587	2,613
4.507% 8/1/35 (g)	1,144	1,143
4.517% 6/1/35 (g)	1,660	1,663
4.528% 7/1/35 (g)	1,692	1,691
4.537% 2/1/35 (g)	402	404
4.558% 2/1/35 (g)	206	208
4.563% 11/1/34 (g)	294	294
4.568% 2/1/35 (g)	2,467	2,463
4.568% 5/1/35 (g)	13,001	12,974
4.568% 10/1/35 (g)	236	236
4.577% 6/1/33 (g)	1,522	1,519
4.594% 2/1/35 (g)	281	281
4.617% 2/1/35 (g)	2,361	2,359
4.628% 9/1/35 (g)	3,764	3,770
4.653% 7/1/35 (g)	3,930	3,929
4.663% 3/1/35 (g)	3,429	3,459
4.663% 8/1/35 (g)	4,698	4,704
4.69% 3/1/35 (g)	139	141
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4.693% 10/1/34 (g)	$ 1,919	$ 1,921
4.708% 6/1/35 (g)	3,949	3,961
4.713% 7/1/34 (g)	1,446	1,449
4.721% 12/1/34 (g)	230	230
4.765% 3/1/35 (g)	2,572	2,575
4.768% 1/1/35 (g)	4,682	4,690
4.77% 12/1/34 (g)	562	563
4.775% 10/1/35 (g)	3,774	3,775
4.782% 8/1/35 (g)	2,226	2,228
4.788% 2/1/35 (g)	2,210	2,216
4.788% 3/1/35 (g)	3,066	3,071
4.789% 1/1/35 (g)	3,302	3,306
4.79% 9/1/34 (g)	9,496	9,514
4.797% 11/1/34 (g)	1,596	1,599
4.803% 9/1/34 (g)	1,888	1,891
4.812% 10/1/35 (g)	2,242	2,252
4.818% 10/1/35 (g)	1,533	1,537
4.821% 9/1/34 (g)	1,437	1,440
4.824% 2/1/33 (g)	758	765
4.832% 1/1/35 (g)	10,672	10,704
4.87% 5/1/33 (g)	9	9
4.872% 7/1/35 (g)	8,987	9,015
4.874% 9/1/34 (g)	161	162
4.877% 8/1/34 (g)	1,834	1,839
4.878% 7/1/34 (g)	2,696	2,704
4.882% 10/1/35 (g)	1,459	1,460
4.925% 2/1/35 (g)	5,455	5,473
4.946% 8/1/34 (g)	5,881	5,906
4.964% 4/1/35 (g)	1,365	1,370
4.968% 11/1/35 (g)	38,322	38,760
4.989% 8/1/34 (g)	384	385
4.993% 9/1/34 (g)	7,419	7,461
5% 3/1/18 to 10/1/18	11,032	11,089
5.016% 7/1/34 (g)	250	251
5.04% 5/1/35 (g)	2,804	2,823
5.053% 7/1/35 (g)	9,380	9,432
5.081% 9/1/36 (g)	17,827	17,942
5.082% 9/1/34 (g)	606	610
5.095% 5/1/35 (g)	1,893	1,906
5.119% 1/1/36 (g)	4,417	4,420
5.132% 3/1/35 (g)	248	250
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
5.144% 5/1/35 (g)	$ 1,900	$ 1,914
5.149% 9/1/35 (g)	19,311	19,457
5.159% 9/1/35 (g)	12,765	12,861
5.176% 6/1/35 (g)	1,982	1,995
5.189% 8/1/33 (g)	688	692
5.25% 11/1/36 (g)	2,572	2,600
5.291% 2/1/36 (g)	20,026	20,219
5.3% 7/1/35 (g)	262	264
5.3% 2/1/36 (g)	2,835	2,863
5.301% 2/1/36 (g)	8,017	8,097
5.312% 12/1/34 (g)	704	710
5.334% 2/1/36 (g)	953	954
5.397% 11/1/35 (g)	3,549	3,585
5.453% 1/1/34 (g)	344	344
5.476% 4/1/36 (g)	27,570	27,949
5.495% 5/1/36 (g)	3,678	3,698
5.5% 3/1/13 to 1/1/20	46,713	47,563
5.523% 11/1/36 (g)	5,007	5,060
5.569% 5/1/36 (g)	11,244	11,408
5.642% 5/1/36 (g)	1,934	1,945
5.76% 1/1/36 (g)	4,896	4,970
5.805% 3/1/36 (g)	2,292	2,332
5.83% 3/1/36 (g)	7,583	7,717
5.927% 4/1/36 (g)	4,523	4,607
5.996% 5/1/36 (g)	2,801	2,860
6.054% 4/1/36 (g)	1,373	1,400
6.074% 9/1/36 (g)	3,619	3,693
6.175% 4/1/36 (g)	2,954	3,018
6.236% 6/1/36 (g)	743	754
6.5% 11/1/11 to 3/1/35 (f)	34,632	35,956
6.559% 9/1/36 (g)	9,432	9,665
6.691% 9/1/36 (g)	34,851	35,639
7% 12/1/07 to 5/1/32	4,110	4,314
7.5% 6/1/12 to 11/1/31	248	258
11.5% 11/1/15	107	114
TOTAL FANNIE MAE		605,347
Freddie Mac - 3.0%
3.983% 3/1/34 (g)	5,250	5,207
4.105% 1/1/35 (g)	553	553
4.18% 1/1/34 (g)	6,985	6,921
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
4.216% 4/1/35 (g)	$ 10,424	$ 10,411
4.268% 3/1/34 (g)	4,970	4,941
4.299% 2/1/35 (g)	1,262	1,260
4.3% 12/1/34 (g)	754	748
4.306% 3/1/35 (g)	611	610
4.374% 2/1/35 (g)	828	822
4.407% 8/1/35 (g)	14,454	14,415
4.421% 2/1/34 (g)	632	627
4.422% 6/1/35 (g)	902	900
4.423% 3/1/35 (g)	817	811
4.452% 3/1/35 (g)	800	795
4.539% 2/1/35 (g)	1,363	1,356
4.61% 2/1/35 (g)	901	897
4.801% 3/1/33 (g)	230	232
4.904% 11/1/35 (g)	3,373	3,362
4.923% 9/1/35 (g)	3,869	3,871
4.995% 4/1/35 (g)	3,115	3,130
5.127% 8/1/36 (g)	3,113	3,129
5.167% 1/1/36 (g)	3,107	3,104
5.294% 6/1/35 (g)	2,185	2,199
5.355% 12/1/35 (g)	26,813	27,018
5.441% 6/1/37 (g)	5,405	5,442
5.479% 5/1/36 (g)	7,148	7,213
5.524% 1/1/36 (g)	7,164	7,230
5.583% 5/1/36 (g)	10,207	10,318
5.585% 12/1/35 (g)	4,904	4,917
5.752% 7/1/37 (g)	3,460	3,501
5.76% 10/1/35 (g)	1,339	1,355
5.766% 1/1/37 (g)	6,198	6,286
5.844% 1/1/36 (g)	10,091	10,238
5.862% 1/1/36 (g)	2,878	2,920
6.044% 6/1/35 (g)	1,570	1,585
6.086% 6/1/36 (g)	2,864	2,914
6.395% 8/1/34 (g)	2,833	2,859
6.748% 9/1/36 (g)	33,998	34,760
6.771% 9/1/36 (g)	8,382	8,533
7.5% 7/1/34	13,914	15,206
8.5% 5/1/27 to 7/1/28	409	457
12% 11/1/19	35	39
TOTAL FREDDIE MAC		223,092
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - 0.1%
4.25% 7/20/34 (g)	$ 991	$ 1,001
4.75% 1/20/34 (g)	4,098	4,116
7% 11/15/27 to 8/15/32	4,852	5,110
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		10,227
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $830,289)		838,666
Asset-Backed Securities - 16.7%

Accredited Mortgage Loan Trust:
Series 2003-3 Class A1, 4.46% 1/25/34	3,029	2,747
Series 2004-2 Class A2, 5.0888% 7/25/34 (g)	6,555	6,084
Series 2004-4 Class A2D, 5.1388% 1/25/35 (g)	592	487
ACE Securities Corp. Home Equity Loan Trust:
Series 2003-HE1:
Class M1, 5.4388% 11/25/33 (g)	1,852	1,664
Class M2, 6.4888% 11/25/33 (g)	774	722
Series 2004-OP1 Class M1, 5.3088% 4/25/34 (g)	808	711
Series 2006-OP1 Class M1, 5.0688% 4/25/36 (g)	8,000	4,218
Advanta Business Card Master Trust Series 2007-B2 Class B2, 5.5% 6/20/13	14,855	14,956
Aesop Funding II LLC Series 2005-1A Class A1, 3.95% 4/20/08 (c)	5,436	5,419
American Express Credit Account Master Trust Series 2004-C Class C, 5.1519% 2/15/12 (c)(g)	3,755	3,752
AmeriCredit Automobile Receivables Trust:
Series 2004-1:
Class C, 4.22% 7/6/09	265	264
Class D, 5.07% 7/6/10	5,065	5,071
Series 2004-CA Class A4, 3.61% 5/6/11	1,824	1,801
Series 2005-1 Class D, 5.04% 5/6/11	9,500	9,571
Series 2005-CF Class A4, 4.63% 6/6/12	11,130	11,068
Series 2005-DA Class A4, 5.02% 11/6/12	15,975	15,983
Series 2006-1 Class D, 5.49% 4/6/12	4,635	4,436
Series 2007-CM Class A3A, 5.42% 5/7/12	18,205	18,435
Series 2007-DF Class A3A, 5.49% 7/6/12	13,095	13,156
AmeriCredit Prime Automobile Receivables Trust Series 2007-2M Class A3, 5.22% 4/8/10	6,295	6,293
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Ameriquest Mortgage Securities, Inc.:
Series 2004-R10 Class M1, 5.4888% 11/25/34 (g)	$ 5,485	$ 4,994
Series 2004-R11 Class M1, 5.4488% 11/25/34 (g)	8,015	7,586
Series 2006-M3:
Class M7, 5.6388% 10/25/36 (g)	5,044	557
Class M9, 6.7888% 10/25/36 (g)	3,231	377
Amortizing Residential Collateral Trust Series 2002-BC3 Class A, 5.1188% 6/25/32 (g)	574	526
Argent Securities, Inc.:
Series 2003-W3 Class M2, 6.4308% 9/25/33 (g)	12,616	11,629
Series 2003-W7:
Class A2, 5.1788% 3/1/34 (g)	345	346
Class M1, 5.4788% 3/1/34 (g)	11,700	10,604
Series 2003-W9 Class M1, 5.4788% 3/25/34 (g)	7,036	6,240
Series 2004-W11 Class M2, 5.4888% 11/25/34 (g)	3,030	2,745
Series 2004-W5 Class M1, 5.3888% 4/25/34 (g)	3,990	3,585
Series 2006-M1 Class M7, 5.7888% 7/25/36 (g)	4,400	558
Arran Funding Ltd. Series 2005-A Class C, 4.9719% 12/15/10 (g)	14,290	14,129
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE3 Class M2, 5.9088% 6/25/34 (g)	3,325	2,988
Series 2005-HE2:
Class M1, 5.2388% 3/25/35 (g)	6,482	5,077
Class M2, 5.2888% 3/25/35 (g)	1,780	1,315
Series 2006-HE2 Class M3, 5.1788% 3/25/36 (g)	3,195	1,309
Bayview Financial Mortgage Loan Trust Series 2004-A Class A, 5.25% 2/28/44 (g)	2,172	1,974
Bear Stearns Asset Backed Securities I Trust:
Series 2004-HE8 Class M1, 5.4388% 9/25/34 (g)	3,630	3,101
Series 2007-AQ1 Class A1, 4.8988% 11/25/36 (g)	6,008	5,838
Series 2007-HE3 Class 1A1, 4.9088% 4/25/37 (g)	4,832	4,549
BMW Vehicle Owner Trust Series 2005-A Class B, 4.42% 4/25/11	3,965	3,953
Brazos Higher Education Authority, Inc. Student Loan Rev. Series 2006 A2R, 5.03% 12/1/41	12,530	12,619
Capital Auto Receivables Asset Trust:
Series 2005-1 Class B, 5.0269% 6/15/10 (g)	4,675	4,654
Series 2006-1 Class B, 5.26% 10/15/10	2,055	2,076
Series 2006-SN1A:
Class B, 5.5% 4/20/10 (c)	1,030	1,038
Class C, 5.77% 5/20/10 (c)	990	992
Class D, 6.15% 4/20/11 (c)	1,680	1,680
Series 2007-1 Class B, 5.15% 9/17/12	5,755	5,626
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Capital Auto Receivables Asset Trust: - continued
Series 2007-SN1 Class D, 6.05% 1/17/12	$ 3,985	$ 3,976
Capital One Auto Finance Trust Series 2005-BSS:
Class B, 4.32% 5/15/10	5,385	5,372
Class D, 4.8% 9/15/12	4,585	4,589
Capital One Master Trust:
Series 2001-1 Class B, 5.1619% 12/15/10 (g)	8,715	8,717
Series 2001-6 Class C, 6.7% 6/15/11 (c)	13,900	13,961
Capital One Multi-Asset Execution Trust Series 2007-B5 Class B5, 5.4% 5/15/13	17,910	18,135
Capital One Prime Auto Receivables Trust:
Series 2005-1 Class B, 4.58% 8/15/12	7,118	7,021
Series 2007-1 Class B1, 5.76% 12/15/13	5,590	5,477
Carmax Auto Owner Trust Series 2006-2 Class C, 5.53% 3/15/13	5,185	5,124
Carrington Mortgage Loan Trust Series 2006-NC3 Class M10, 6.7888% 8/25/36 (c)(g)	890	119
Caterpillar Financial Asset Trust Series 2006-A:
Class A3, 5.57% 5/25/10	12,300	12,372
Class B, 5.71% 6/25/12	13,600	13,596
CDC Mortgage Capital Trust Series 2002-HE2 Class M1, 5.8388% 1/25/33 (g)	2,853	2,535
Chase Auto Owner Trust Series 2006-B Class B, 5.24% 4/15/14	6,470	6,446
Chase Credit Card Master Trust Series 2003-6 Class B, 5.0019% 2/15/11 (g)	9,850	9,828
Chase Issuance Trust:
Series 2004-C3 Class C3, 5.1219% 6/15/12 (g)	13,025	12,644
Series 2006-C3 Class C3, 4.8819% 6/15/11 (g)	12,500	12,166
Series 2007-A15 Class A, 4.96% 9/17/12	33,270	33,770
CIT Equipment Collateral Trust:
Series 2006-VT1:
Class A3, 5.13% 12/21/08	8,886	8,908
Class B, 5.23% 2/20/13	1,741	1,739
Class D, 5.48% 2/20/13	1,935	1,917
Series 2006-VT2 Class A3, 5.07% 2/20/10	23,085	23,050
Citibank Credit Card Issuance Trust:
Series 2007-B6 Class B6, 5.03% 11/8/12	17,265	17,483
Series 2007-B2 Class B2, 5% 4/2/12	23,445	23,450
Citigroup Mortgage Loan Trust:
Series 2003-HE4 Class A, 5.1988% 12/25/33 (c)(g)	3,667	3,304
Series 2006-NC2 Class A2B, 5.0325% 9/25/36 (g)	3,490	2,600
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
CNH Equipment Trust:
Series 2005-B Class B, 4.57% 7/16/12	$ 3,195	$ 3,004
Series 2007-A Class A3, 4.98% 10/15/10	12,650	12,692
College Loan Corp. Trust I Series 2006-1 Class AIO, 10% 7/25/08 (i)	24,670	1,542
Countrywide Home Loans, Inc.:
Series 2004-2:
Class 3A4, 5.0388% 7/25/34 (g)	419	335
Class M1, 5.2888% 5/25/34 (g)	5,200	4,707
Series 2004-3 Class 3A4, 5.0388% 8/25/34 (g)	1,695	1,601
Series 2004-4:
Class A, 5.1588% 8/25/34 (g)	310	275
Class M2, 5.3188% 6/25/34 (g)	4,405	4,167
Series 2005-1 Class M1, 5.2088% 8/25/35 (g)	2,755	2,531
CPS Auto Receivables Trust:
Series 2006-A Class A2, 5.22% 1/15/10 (c)	196	196
Series 2006-B Class A3, 5.73% 6/15/16 (c)	5,720	5,732
Series 2007-C Class A3, 5.45% 5/15/12 (c)	4,755	4,748
Credit Suisse First Boston Mortgage Securities Corp. Series 2005-FIX1 Class A2, 4.31% 5/25/35	3,802	3,716
Credit-Based Asset Backed Servicing and Securitization Mortgage Loan Certificates Series 2006-SC1 Class A, 5.0588% 5/25/36 (c)(g)	6,477	5,752
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2005-1A Class C, 5.074% 6/15/35 (c)	3,662	3,605
DaimlerChrysler Auto Trust:
Series 2004-B Class B, 3.89% 1/8/11	3,230	3,219
Series 2006-C Class A2, 5.25% 5/8/09	2,829	2,828
Discover Card Master Trust I Series 2003-4 Class B1, 4.9819% 5/16/11 (g)	11,240	11,177
Diversified REIT Trust Series 2000-1A:
Class A2, 6.971% 3/8/10 (c)	2,346	2,373
Class E, 6.971% 3/8/10 (c)	4,135	4,340
Drive Auto Receivables Trust:
Series 2005-3 Class A3, 4.99% 10/15/10 (c)	4,787	4,783
Series 2006-1 Class A3, 5.49% 4/15/11 (c)	5,999	6,018
Series 2006-2 Class A3, 5.33% 4/15/14 (c)	12,295	12,450
DriveTime Auto Owner Trust Series 2006-B Class A3, 5.23% 8/15/12 (c)	8,515	8,495
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 5.3812% 5/28/35 (g)	634	539
Class AB3, 5.5293% 5/28/35 (g)	247	183
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Fieldstone Mortgage Investment Corp. Series 2006-2:
Class 2A2, 4.9588% 7/25/36 (g)	$ 5,670	$ 4,791
Class M1, 5.0988% 7/25/36 (g)	11,330	5,058
First Franklin Mortgage Loan Trust:
Series 2005-FF12 Class A2A, 4.8788% 11/25/36 (g)	502	501
Series 2006-FF14:
Class A5, 4.9488% 10/25/36 (g)	7,495	5,981
Class M1, 5.0488% 10/25/36 (g)	6,665	2,695
Series 2006-FF5 Class 2A2, 4.8988% 4/25/36 (g)	2,765	2,687
First Investors Auto Owner Trust Series 2006-A Class A3, 4.93% 2/15/11 (c)	3,054	3,030
Ford Credit Auto Owner Trust:
Series 2005-A Class B, 3.88% 1/15/10	2,230	2,212
Series 2006-B Class C, 5.68% 6/15/12	9,900	9,776
Series 2006-C Class C, 5.47% 9/15/12	6,400	6,281
Series 2007-A:
Class B, 5.6% 10/15/12	2,575	2,570
Class C, 5.8% 2/15/13	4,100	3,986
Fosse Master Issuer PLC Series 2007-1A Class C2, 5.7588% 10/18/54 (c)(g)	4,100	3,891
Franklin Auto Trust Series 2007-1:
Class A4, 5.03% 2/16/15	7,985	8,013
Class C, 5.43% 2/16/15	9,790	9,545
Fremont Home Loan Trust:
Series 2004-1:
Class M1, 5.2388% 2/25/34 (g)	468	409
Class M2, 5.2888% 2/25/34 (g)	800	749
Series 2004-D:
Class M4, 5.7388% 11/25/34 (g)	1,160	1,085
Class M5, 5.7888% 11/25/34 (g)	947	889
Series 2006-3 Class 2A1, 4.8588% 2/25/37 (g)	314	308
Series 2006-A:
Class M1, 5.0888% 5/25/36 (g)	10,000	4,680
Class M2, 5.1088% 5/25/36 (g)	6,000	1,841
GCO Slims Trust Series 2006-1A, 5.72% 3/1/22 (c)	4,729	4,794
GE Business Loan Trust Series 2005-2 Class IO, 0.5242% 9/15/17 (c)(i)	448,795	2,580
GE Capital Credit Card Master Note Trust:
Series 2007-1 Class B, 4.95% 3/15/13	16,195	16,194
Series 2007-3 Class B, 5.49% 6/15/13	17,655	17,690
Greenpoint Credit LLC Series 2001-1 Class 1A, 5.08% 4/20/32 (g)	1,679	1,676
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
GSAMP Trust:
Series 2002-NC1 Class A2, 5.4288% 7/25/32 (g)	$ 26	$ 19
Series 2003-HE2 Class M1, 5.4388% 8/25/33 (g)	2,385	2,298
Series 2004-HE1 Class M1, 5.3388% 5/25/34 (g)	1,880	1,644
Series 2006-NC2 Class M4, 5.1388% 6/25/36 (g)	9,945	2,405
GSR Mortgage Loan Trust Series 2005-MTR1 Class A1, 4.9288% 10/25/35 (g)	3,088	3,066
Guggenheim Structured Real Estate Funding Ltd.:
Series 2005-1 Class C, 5.8688% 5/25/30 (c)(g)	3,725	3,166
Series 2006-3:
Class B, 5.1888% 9/25/46 (c)(g)	3,350	2,881
Class C, 5.3388% 9/25/46 (c)(g)	8,400	6,720
Home Equity Asset Trust:
Series 2002-2 Class A4, 5.1388% 6/25/32 (g)	33	27
Series 2003-3 Class A4, 5.2488% 2/25/33 (g)	2	2
Series 2003-5:
Class A2, 5.1388% 12/25/33 (g)	183	156
Class M2, 6.5188% 12/25/33 (g)	306	270
Series 2003-7 Class A2, 5.1688% 3/25/34 (g)	19	19
Series 2003-8 Class M1, 5.5088% 4/25/34 (g)	2,854	2,546
Series 2004-1 Class M2, 5.9888% 6/25/34 (g)	3,075	2,715
Series 2004-3:
Class M1, 5.3588% 8/25/34 (g)	1,139	977
Class M2, 5.9888% 8/25/34 (g)	2,220	1,925
Series 2006-8 Class 2A1, 4.8388% 3/25/37 (g)	404	391
Household Automotive Trust Series 2004-1 Class A4, 3.93% 7/18/11	3,145	3,119
HSBC Automotive Trust Series 2006-2 Class A4, 5.67% 6/17/13	16,500	16,776
HSBC Home Equity Loan Trust:
Series 2005-2:
Class M1, 5.2% 1/20/35 (g)	900	817
Class M2, 5.23% 1/20/35 (g)	675	604
Series 2005-3 Class A1, 5.2575% 1/20/35 (g)	5,668	5,140
Hyundai Auto Receivables Trust:
Series 2005-A:
Class B, 4.2% 2/15/12	3,744	3,707
Class C, 4.22% 2/15/12	396	390
Series 2006-1:
Class B, 5.29% 11/15/12	690	692
Class C, 5.34% 11/15/12	895	897
Series 2006-B Class C, 5.25% 5/15/13	3,225	3,189
Series 2007-A Class A3A, 5.04% 1/17/12	10,610	10,645
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
JPMorgan Auto Receivables Trust Series 2006-A:
Class B, 5.36% 12/15/14 (c)	$ 1,803	$ 1,799
Class C, 5.61% 12/15/14 (c)	6,795	6,833
Lancer Funding Ltd. Series 2006-1A Class A3, 6.9438% 4/6/46 (c)(g)	3,762	1,317
Long Beach Mortgage Loan Trust:
Series 2005-WL1 Class M2, 5.3388% 6/25/35 (g)	5,717	4,745
Series 2006-6:
Class 2A3, 4.9388% 7/25/36 (g)	10,340	7,652
Class M4, 5.1488% 7/25/36 (g)	3,065	521
Marriott Vacation Club Owner Trust:
Series 2005-2 Class A, 5.25% 10/20/27 (c)	2,935	2,925
Series 2006-1A:
Class B, 5.827% 4/20/28 (c)	834	840
Class C, 6.125% 4/20/28 (c)	834	835
MBNA Master Credit Card Trust II Series 1998-E Class B, 5.5725% 9/15/10 (g)	8,000	8,001
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 5.5388% 7/25/34 (g)	1,814	1,620
Merna Reinsurance Ltd. Series 2007-1 Class B, 6.9806% 6/30/12 (c)(g)	8,525	8,472
Merrill Lynch Mortgage Investors Trust Series 2003-OPT1 Class M1, 5.4388% 7/25/34 (g)	6,480	5,894
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 5.1288% 8/25/34 (g)	329	257
Series 2004-WMC3 Class M5, 5.7388% 1/25/35 (g)	5,425	5,038
Series 2006-HE6 Class A2A, 4.8288% 9/25/36 (g)	10,334	10,088
Morgan Stanley ABS Capital I, Inc. Series 2006-NC4 Class A2D, 5.0288% 6/25/36 (g)	7,135	5,972
Morgan Stanley Dean Witter Capital I Trust:
Series 2001-NC4 Class M1, 6.2888% 1/25/32 (g)	542	493
Series 2002-AM3 Class A3, 5.7688% 2/25/33 (g)	470	410
Series 2002-NC1 Class M1, 5.9888% 2/25/32 (c)(g)	2,521	2,338
Series 2003-NC1 Class M1, 6.3638% 11/25/32 (g)	2,241	2,070
Morgan Stanley Home Equity Loans Trust Series 2007-2 Class A1, 4.8888% 4/25/37 (g)	611	593
Morgan Stanley IXIS Real Estate Capital Trust Series 2006-2 Class A1, 4.8388% 11/25/36 (g)	1,269	1,238
National Collegiate Funding LLC Series 2004-GT1 Class IO1, 7.87% 6/25/10 (c)(g)(i)	7,900	1,465
National Collegiate Student Loan Trust:
Series 2004-1 Class AIO, 5.5% 4/25/11 (i)	13,850	2,272
Series 2004-2 Class AIO, 9.75% 10/25/14 (i)	7,415	2,439
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
National Collegiate Student Loan Trust: - continued
Series 2005-2 Class AIO, 7.73% 3/25/12 (i)	$ 4,760	$ 794
Series 2005-3W Class AIO1, 4.8% 7/25/12 (i)	15,875	1,895
Series 2005-GT1 Class AIO, 6.75% 12/25/09 (i)	3,500	457
Series 2006-2 Class AIO, 6% 8/25/11 (i)	3,700	725
Series 2006-3 Class AIO, 7.1% 1/25/12 (i)	26,140	6,543
Series 2006-4 Class AIO, 6.35% 2/27/12 (i)	4,670	1,135
Navistar Financial Corp. Owner Trust Series 2005-A Class A4, 4.43% 1/15/14	4,445	4,394
New Century Home Equity Loan Trust Series 2005-A Class A2, 4.461% 8/25/35 (g)	2,604	2,582
Newcastle CDO VIII Series 2006-8A Class 4, 5.3888% 11/1/52 (c)(g)	5,300	4,298
Nissan Auto Lease Trust Series 2005-A Class A3, 4.7% 10/15/08	198	198
Nissan Auto Receivables Owner Trust:
Series 2005-A Class A4, 3.82% 7/15/10	4,307	4,268
Series 2007-B Class A3, 5.03% 5/16/11	8,670	8,786
Nomura Home Equity Loan, Inc. Series 2006-AF1 Class A1, 6.032% 10/25/36	1,649	1,649
Northstar Education Finance, Inc., Delaware Series 2005-1 Class A5, 4.74% 10/30/45	6,550	6,557
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M1, 5.4188% 9/25/34 (g)	2,590	2,244
Class M2, 5.4688% 9/25/34 (g)	1,545	1,379
Class M3, 6.0388% 9/25/34 (g)	2,950	2,581
Series 2004-WCW2 Class M3, 5.3388% 7/25/35 (g)	2,190	1,612
Series 2004-WHQ2 Class A3E, 5.2088% 2/25/35 (g)	695	661
Series 2004-WWF1:
Class M2, 5.4688% 2/25/35 (g)	8,715	7,810
Class M3, 5.5288% 2/25/35 (g)	1,075	964
Class M4, 5.8888% 1/25/35 (g)	7,490	6,637
People's Choice Financial Realty Mortgage Securities Trust Series 2006-1:
Class M4, 5.1488% 9/25/36 (g)	8,037	2,373
Class M5, 5.1788% 9/25/36 (g)	4,005	343
People's Choice Home Loan Securities Trust Series 2005-1 Class M4, 5.6888% 1/25/35 (g)	1,650	1,191
Pinnacle Capital Asset Trust Series 2006-A:
Class B, 5.51% 9/25/09 (c)	3,550	3,551
Class C, 5.77% 5/25/10 (c)	3,300	3,298
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Providian Master Note Trust Series 2006-B1A Class B1, 5.35% 3/15/13 (c)	$ 10,210	$ 10,120
Rental Car Finance Corp. Series 2005-1A Class A2, 4.59% 6/25/11 (c)	7,525	7,487
Residential Asset Mortgage Products, Inc.:
Series 2003-RS9 Class MII2, 6.5888% 10/25/33 (g)	580	526
Series 2003-RZ2 Class A1, 3.6% 4/25/33	1,360	1,337
Series 2004-RS10 Class MII2, 6.0388% 10/25/34 (g)	10,200	8,541
Series 2005-SP2 Class 1A1, 4.9388% 5/25/44 (g)	263	262
Santander Drive Auto Receivables Trust:
Series 2007-1 Class A3, 5.05% 9/15/11	16,825	16,882
Series 2007-3 Class A3, 5.42% 8/15/12	6,550	6,443
Securitized Asset Backed Receivables LLC Trust Series 2004-NC1 Class M1, 5.3088% 2/25/34 (g)	2,889	2,520
Sierra Timeshare Receivables Fund LLC Series 2006-1A Class A1, 5.84% 5/20/18 (c)	4,192	4,256
SLM Private Credit Student Loan Trust:
Series 2004 B Class A2, 5.8944% 6/15/21 (g)	8,200	8,111
Series 2004-A:
Class B, 6.2744% 6/15/33 (g)	2,100	2,127
Class C, 6.6444% 6/15/33 (g)	4,915	4,969
Series 2004-B Class C, 6.5644% 9/15/33 (g)	8,600	7,998
SLMA Student Loan Trust Series 2005-7 Class A3, 4.41% 7/25/25	9,600	9,698
Structured Asset Securities Corp. Series 2005-5N Class 3A1A, 5.0888% 11/25/35 (g)	6,025	5,812
Superior Wholesale Inventory Financing Trust VII Series 2003-A8 Class CTFS, 5.1019% 3/15/11 (c)(g)	11,595	11,447
Superior Wholesale Inventory Financing Trust XII Series 2005-A12 Class C, 5.8519% 6/15/10 (g)	5,350	5,232
Swift Master Auto Receivables Trust Series 2007-2 Class A, 5.3019% 10/15/12 (c)(g)	7,700	7,647
Terwin Mortgage Trust Series 2003-4HE Class A1, 5.2188% 9/25/34 (g)	367	350
Textron Financial Floorplan Master Note Trust Series 2006-1A Class A, 4.7294% 4/13/11 (c)(g)	10,000	9,807
Triad Auto Receivables Owner Trust Series 2006-C Class A3, 5.26% 11/14/11	11,905	11,951
Volkswagen Auto Lease Trust Series 2006-A Class A3, 5.5% 9/21/09	5,000	5,021
Wachovia Auto Loan Owner Trust:
Series 2006-1 Class D, 5.42% 4/21/14 (c)	18,700	18,506
Series 2007-1 Class D, 5.65% 2/20/13	14,015	13,150
Asset-Backed Securities - continued
	Principal Amount (000s)	Value (000s)
Wachovia Auto Loan Trust Series 2006-2A:
Class A3, 5.23% 8/22/11 (c)	$ 20,660	$ 20,737
Class D, 5.54% 12/20/12 (c)	11,725	11,619
WaMu Master Note Trust Series 2007-A4A Class A4, 5.2% 10/15/14 (c)	7,425	7,420
WFS Financial Owner Trust:
Series 2004-4 Class D, 3.58% 5/17/12	841	836
Series 2005-1 Class D, 4.09% 8/15/12	880	876
Series 2005-3 Class C, 4.54% 5/17/13	3,240	3,178
Whinstone Capital Management Ltd. Series 1A Class B3, 5.9838% 10/25/44 (c)(g)	8,769	7,016
World Omni Auto Receivables Trust:
Series 2005-A Class A3, 3.54% 6/12/09	402	401
Series 2007-B Class A3A, 5.28% 1/17/12	5,070	5,109
TOTAL ASSET-BACKED SECURITIES (Cost $1,319,667)		1,222,369
Collateralized Mortgage Obligations - 11.6%

Private Sponsor - 7.0%
American Home Mortgage Assets Trust floater Series 2006-1 Class 2A1, 4.9788% 5/25/46 (g)	5,839	5,651
Banc of America Mortgage Securities, Inc.:
Series 2003-I Class 2A6, 4.1489% 10/25/33 (f)(g)	29,245	28,841
Series 2003-J Class 2A2, 4.3951% 11/25/33 (g)	4,025	4,018
Series 2004-A:
Class 2A1, 3.5495% 2/25/34 (g)	2,369	2,321
Class 2A2, 4.1005% 2/25/34 (g)	10,206	10,041
Series 2004-D Class 2A1, 3.6156% 5/25/34 (g)	1,166	1,140
Series 2004-J Class 2A1, 4.7631% 11/25/34 (g)	3,951	3,911
Series 2005-H:
Class 1A1, 4.9132% 9/25/35 (g)	1,249	1,251
Class 2A2, 4.8029% 9/25/35 (g)	1,324	1,312
Bear Stearns Adjustable Rate Mortgage Trust floater Series 2005-6 Class 1A1, 5.0806% 8/25/35 (g)	7,732	7,663
Bear Stearns Alt-A Trust floater:
Series 2005-1 Class A1, 5.0688% 1/25/35 (g)	1,640	1,634
Series 2005-2 Class 1A1, 5.0388% 3/25/35 (g)	3,026	2,999
Series 2005-5 Class 1A1, 5.0088% 7/25/35 (g)	2,775	2,748
Chase Mortgage Finance Trust:
Series 2007-A1:
Class 1A5, 4.3557% 2/25/37 (g)	752	765
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Chase Mortgage Finance Trust: - continued
Series 2007-A1:
Class 5A1, 4.1692% 2/25/37 (g)	$ 6,248	$ 6,141
Series 2007-A2:
Class 2A1, 4.242% 7/25/37 (g)	3,583	3,558
Class 3A1, 4.5612% 7/25/37 (g)	25,879	25,459
Citigroup Mortgage Loan Trust Series 2004-UST1:
Class A3, 4.2492% 8/25/34 (g)	17,951	17,944
Class A4, 4.4067% 8/25/34 (g)	10,745	10,590
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (c)	2,020	308
Countrywide Home Loans, Inc. sequential payer Series 2002-25 Class 2A1, 5.5% 11/27/17	2,316	2,312
Credit Suisse First Boston Adjustable Rate Mortgage Trust floater:
Series 2004-1 Class 9A2, 5.1888% 1/25/34 (g)	505	495
Series 2004-2 Class 7A3, 5.1888% 2/25/35 (g)	1,383	1,379
Series 2004-4 Class 5A2, 5.1888% 3/25/35 (g)	394	381
Credit Suisse First Boston Mortgage Securities Corp. floater:
Series 2004-AR4 Class 5A2, 5.1588% 5/25/34 (g)	263	259
Series 2004-AR5 Class 11A2, 5.1588% 6/25/34 (g)	319	315
Series 2004-AR8 Class 8A2, 5.1688% 9/25/34 (g)	317	309
Series 2007-AR7 Class 2A1, 4.6342% 11/25/34 (g)	3,820	3,773
Granite Master Issuer PLC floater:
Series 2005-2 Class C1, 5.4488% 12/20/54 (g)	3,495	3,042
Series 2006-1A Class C2, 5.5488% 12/20/54 (c)(g)	4,400	3,516
Series 2006-2:
Class C1, 5.65% 12/20/54 (g)	11,475	8,705
Class M2, 5.41% 12/20/54 (g)	3,000	2,460
Series 2006-3:
Class C2, 5.68% 12/20/54 (g)	5,855	4,409
Class M1, 5.36% 12/20/54 (g)	9,190	8,064
Series 2006-4:
Class B1, 5.6775% 12/20/54 (g)	11,180	10,634
Class C1, 5.9675% 12/20/54 (g)	6,835	5,899
Class M1, 5.7575% 12/20/54 (g)	2,945	2,651
Granite Mortgages PLC floater:
Series 2003-1 Class 1C, 6.63% 1/20/43 (g)	4,025	3,512
Series 2003-3 Class 1C, 6.63% 1/20/44 (g)	2,943	2,470
GSR Mortgage Loan Trust:
Series 2006-AR2 Class 4A1, 5.8411% 4/25/36 (g)	20,611	20,493
Series 2007-AR2 Class 2A1, 4.8363% 4/25/35 (g)	4,098	4,053
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Holmes Financing No. 8 PLC floater Series 8 Class 4A2, 5.3825% 7/15/40 (g)	$ 16,255	$ 16,098
Homestar Mortgage Acceptance Corp. floater Series 2004-5 Class A1, 5.2388% 10/25/34 (g)	2,413	2,371
Impac CMB Trust floater:
Series 2004-6 Class 1A2, 5.1788% 10/25/34 (g)	668	658
Series 2004-9:
Class M2, 5.4388% 1/25/35 (g)	726	635
Class M3, 5.4888% 1/25/35 (g)	538	444
Class M4, 5.8388% 1/25/35 (g)	274	223
Series 2005-1:
Class M1, 5.3325% 4/25/35 (g)	929	823
Class M2, 5.3725% 4/25/35 (g)	1,622	1,408
Class M3, 5.4025% 4/25/35 (g)	399	334
JPMorgan Mortgage Trust:
Series 2005-A8 Class 2A3, 4.9491% 11/25/35 (g)	1,715	1,691
Series 2006-A2 Class 5A1, 3.7561% 11/25/33 (g)	20,128	20,029
Series 2006-A3 Class 6A1, 3.7674% 8/25/34 (g)	6,361	6,229
Series 2006-A4 Class 1A1, 5.8207% 6/25/36 (g)	1,250	1,254
Series 2007-A1:
Class 3A2, 5.0072% 7/25/35 (g)	16,675	16,549
Class 7A3, 5.3009% 7/25/35 (g)	26,760	26,453
Lehman Structured Securities Corp. floater Series 2005-1 Class A2, 5.1788% 9/26/45 (c)(g)	1,659	1,653
Lehman XS Trust floater Series 2006-GP1 Class A1, 4.8788% 5/25/46 (g)	4,881	4,855
MASTR Adjustable Rate Mortgages Trust floater Series 2005-1 Class 1A1, 5.0588% 3/25/35 (g)	502	500
MASTR Alternative Loan Trust Series 2004-3 Class 3A1, 6% 4/25/34	966	972
MASTR Seasoned Securitization Trust Series 2004-1 Class 1A1, 6.2381% 8/25/17 (g)	3,076	3,166
Merrill Lynch Mortgage Investors Trust:
floater:
Series 2003-A Class 2A1, 5.1788% 3/25/28 (g)	2,514	2,449
Series 2003-F Class A2, 5.7713% 10/25/28 (g)	2,984	2,960
Series 2004-B Class A2, 5.65% 6/25/29 (g)	1,776	1,735
Series 2004-C Class A2, 5.68% 7/25/29 (g)	2,429	2,408
Series 2004-D Class A2, 5.455% 9/25/29 (g)	1,938	1,927
Series 2005-B Class A2, 5.61% 7/25/30 (g)	1,355	1,330
Series 2003-H Class XA1, 1% 1/25/29 (i)	9,770	1
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
MortgageIT Trust floater Series 2004-2:
Class A1, 5.1588% 12/25/34 (g)	$ 2,472	$ 2,459
Class A2, 5.2388% 12/25/34 (g)	3,345	3,333
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 5.0788% 7/25/35 (g)	5,317	4,269
Permanent Master Issuer PLC floater Series 2006-1 Class 2C, 5.6425% 7/17/42 (g)	19,995	19,092
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5418% 10/25/35 (g)	8,370	8,390
Residential Asset Mortgage Products, Inc.:
sequential payer Series 2003-SL1 Class A31, 7.125% 4/25/31	2,438	2,486
Series 2005-AR5 Class 1A1, 4.7634% 9/19/35 (g)	2,234	2,245
ResMAE Mortgage Loan Trust floater Series 2006-1 Class A2A, 4.8888% 2/25/36 (c)(g)	2,591	2,527
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-UP1 Class A, 3.45% 4/25/32 (c)	1,775	1,687
Sasco Net Interest Margin Trust Series 2006-BC1A Class A, 6.25% 3/27/36 (c)	1,466	147
SBA CMBS Trust Series 2005-1A:
Class D, 6.219% 11/15/35 (c)	5,280	5,197
Class E, 6.706% 11/15/35 (c)	1,410	1,391
Sequoia Mortgage Trust floater:
Series 2003-5 Class A2, 5.72% 9/20/33 (g)	995	995
Series 2004-3 Class A, 5.5706% 5/20/34 (g)	1,997	1,976
Series 2004-4 Class A, 5.6206% 5/20/34 (g)	1,730	1,702
Series 2004-5 Class A3, 5.6409% 6/20/34 (g)	1,839	1,825
Series 2004-6 Class A3A, 5.6975% 6/20/35 (g)	1,211	1,203
Series 2004-8 Class A2, 5.755% 9/20/34 (g)	1,793	1,779
Series 2005-1 Class A2, 5.6325% 2/20/35 (g)	1,693	1,644
Structured Adjustable Rate Mortgage Loan Trust floater Series 2005-10 Class A1, 4.9888% 6/25/35 (g)	1,304	1,269
Wachovia Mortgage Loan Trust LLC Series 2005-B Class 2A4, 5.1684% 10/20/35 (g)	1,370	1,359
WaMu Mortgage pass-thru certificates:
floater Series 2006-AR7 Class C1B1, 4.8488% 7/25/46 (g)	1,957	1,944
Series 2003-AR10 Class A7, 4.0562% 10/25/33 (g)	4,870	4,837
Series 2004-AR7 Class A6, 3.939% 7/25/34 (g)	1,715	1,697
WaMu Mortgage Securities Corp. pass-thru certificates sequential payer Series 2003-MS9 Class 2A1, 7.5% 12/25/33	686	725
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
Private Sponsor - continued
Wells Fargo Mortgage Backed Securities Trust:
sequential payer Series 2006-AR13 Class A4, 5.7597% 9/25/36 (g)	$ 7,250	$ 7,270
Series 2003-14 Class 1A1, 4.75% 12/25/18	5,222	5,158
Series 2005-AR10 Class 2A2, 4.1071% 6/25/35 (g)	21,592	21,136
Series 2005-AR12 Class 2A6, 4.3205% 7/25/35 (g)	982	965
Series 2005-AR2 Class 2A2, 4.57% 3/25/35	15,666	15,429
Series 2005-AR3 Class 2A1, 4.1926% 3/25/35 (g)	1,955	1,936
Series 2005-AR4 Class 2A2, 4.5234% 4/25/35 (g)	26,044	25,649
Series 2006-AR8 Class 2A6, 5.2406% 4/25/36 (g)	14,165	14,121
TOTAL PRIVATE SPONSOR		514,423
U.S. Government Agency - 4.6%
Fannie Mae planned amortization class:
Series 1993-187 Class L, 6.5% 7/25/23	4,250	4,360
Series 2006-53 Class WB, 6% 12/25/31	7,925	8,126
Series 2006-64 Class PA, 5.5% 2/25/30	31,883	32,331
Fannie Mae subordinate REMIC pass-thru certificates:
planned amortization class:
Series 2003-113 Class PJ, 3.5% 2/25/13	4,525	4,477
Series 2003-122 Class TU, 4% 5/25/16	6,191	6,164
Series 2005-67 Class HD, 5.5% 12/25/30	11,138	11,329
Series 2006-4 Class PB, 6% 9/25/35	18,844	19,298
Series 2006-49 Class CA, 6% 2/25/31	29,078	29,518
Series 2006-54 Class PE, 6% 2/25/33	9,130	9,316
sequential payer:
Series 2001-40 Class Z, 6% 8/25/31	4,565	4,650
Series 2002-56 Class MC, 5.5% 9/25/17	3,209	3,244
Series 2003-123 Class AB, 4% 10/25/16	8,629	8,521
Series 2003-76 Class BA, 4.5% 3/25/18	12,892	12,735
Series 2004-3 Class BA, 4% 7/25/17	522	513
Series 2004-45 Class AV, 4.5% 10/25/22	3,470	3,452
Series 2004-91 Class AH, 4.5% 5/25/29	4,692	4,638
Freddie Mac sequential payer:
Series 2114 Class ZM, 6% 1/15/29	2,091	2,142
Series 2508 Class UL, 5% 12/15/16	3,701	3,705
Freddie Mac Multi-class participation certificates guaranteed:
planned amortization class:
Series 2382 Class MB, 6% 11/15/16	6,820	6,982
Series 2394 Class KD, 6% 12/15/16	3,878	3,959
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
planned amortization class:
Series 2417 Class EH, 6% 2/15/17	$ 2,285	$ 2,340
Series 2489 Class PD, 6% 2/15/31	66	66
Series 2535 Class PC, 6% 9/15/32	6,759	6,904
Series 2617 Class TH, 4.5% 5/15/15	9,310	9,307
Series 2625 Class QX, 2.25% 3/15/22	218	216
Series 2640 Class QG, 2% 4/15/22	350	348
Series 2656 Class BW, 4.5% 4/15/28	9,330	9,335
Series 2690 Class PD, 5% 2/15/27	12,140	12,246
Series 2702 Class AB, 4.5% 7/15/27	22,260	22,135
Series 2755 Class LC, 4% 6/15/27	9,078	8,984
Series 2901 Class UM, 4.5% 1/15/30	18,178	18,076
Series 3018 Class UD, 5.5% 9/15/30	6,819	6,945
sequential payer:
Series 2523 Class JB, 5% 6/15/15	1,677	1,674
Series 2609 Class UJ, 6% 2/15/17	4,871	5,001
Series 2635 Class DG, 4.5% 1/15/18	14,675	14,515
Series 2780 Class A, 4% 12/15/14	12,504	12,312
Series 2786 Class GA, 4% 8/15/17	6,046	5,948
Series 2809 Class UA, 4% 12/15/14	2,142	2,146
Series 2970 Class YA, 5% 9/15/18	5,794	5,811
Series 3077 Class GA, 4.5% 8/15/19	9,613	9,531
Ginnie Mae guaranteed REMIC pass-thru securities planned amortization class Series 2002-5 Class PD, 6.5% 5/16/31	722	729
TOTAL U.S. GOVERNMENT AGENCY		334,029
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $860,440)		848,452
Commercial Mortgage Securities - 7.9%

280 Park Avenue Trust floater Series 2001-280 Class X1, 0.9967% 2/3/11 (c)(g)(i)	82,288	2,335
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.4637% 2/14/43 (g)(i)	30,660	1,371
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-5 Class A1, 5.185% 7/10/11	3,369	3,392
Series 2007-2 Class A1, 5.421% 1/10/12	5,579	5,653
Series 2007-3 Class A1, 5.6586% 6/10/49 (g)	7,377	7,524
Series 2006-5 Class XP, 0.832% 9/10/47 (f)(i)	112,308	3,065
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Banc of America Commercial Mortgage Trust: - continued
Series 2006-6 Class XP, 0.4309% 10/10/45 (g)(i)	$ 178,808	$ 3,577
Banc of America Commercial Mortgage, Inc.:
sequential payer Series 2005-1 Class A2, 4.64% 11/10/42	6,986	6,965
Series 2002-2 Class XP, 1.7759% 7/11/43 (c)(g)(i)	34,383	1,209
Series 2004-6 Class XP, 0.5361% 12/10/42 (g)(i)	49,326	745
Series 2005-4 Class XP, 0.1872% 7/10/45 (g)(i)	63,498	506
Banc of America Large Loan, Inc. floater Series 2003-BBA2 Class K, 7.2519% 11/15/15 (c)(g)	681	678
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class A, 5.3688% 12/25/33 (c)(g)	6,140	6,055
Series 2004-1:
Class A, 5.1488% 4/25/34 (c)(g)	2,914	2,902
Class B, 6.6888% 4/25/34 (c)(g)	303	297
Class M1, 5.3488% 4/25/34 (c)(g)	265	263
Class M2, 5.9888% 4/25/34 (c)(g)	227	225
Series 2004-2:
Class A, 5.2188% 8/25/34 (c)(g)	2,761	2,746
Class M1, 5.3688% 8/25/34 (c)(g)	891	883
Series 2004-3:
Class A1, 5.1588% 1/25/35 (c)(g)	3,337	3,305
Class A2, 5.2088% 1/25/35 (c)(g)	469	464
Series 2005-4A:
Class A2, 5.1788% 1/25/36 (c)(g)	5,298	5,066
Class B1, 6.1888% 1/25/36 (c)(g)	401	340
Class M1, 5.2388% 1/25/36 (c)(g)	1,686	1,607
Class M2, 5.2588% 1/25/36 (c)(g)	562	528
Class M3, 5.2888% 1/25/36 (c)(g)	722	675
Class M4, 5.3988% 1/25/36 (c)(g)	401	365
Class M5, 5.4388% 1/25/36 (c)(g)	401	362
Class M6, 5.4888% 1/25/36 (c)(g)	401	356
Series 2006-1:
Class A2, 5.1488% 4/25/36 (c)(g)	2,045	2,011
Class M1, 5.1688% 4/25/36 (c)(g)	623	598
Class M2, 5.1888% 4/25/36 (c)(g)	660	626
Class M3, 5.2088% 4/25/36 (c)(g)	566	532
Class M4, 5.3088% 4/25/36 (c)(g)	322	299
Class M5, 5.3488% 4/25/36 (c)(g)	310	276
Class M6, 5.4288% 4/25/36 (c)(g)	684	589
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2006-2A:
Class A2, 5.0688% 7/25/36 (c)(g)	$ 1,589	$ 1,527
Class B1, 5.6588% 7/25/36 (c)(g)	572	492
Class B3, 7.4888% 7/25/36 (c)(g)	955	668
Class M1, 5.0988% 7/25/36 (c)(g)	1,667	1,590
Class M2, 5.1188% 7/25/36 (c)(g)	1,173	1,113
Class M3, 5.1388% 7/25/36 (c)(g)	922	868
Class M4, 5.2088% 7/25/36 (c)(g)	617	577
Class M5, 5.2588% 7/25/36 (c)(g)	761	694
Class M6, 5.3288% 7/25/36 (c)(g)	1,206	1,064
Series 2007-1:
Class A2, 5.0588% 3/25/37 (c)(g)	2,604	2,434
Class B1, 5.4588% 3/25/37 (c)(g)	833	649
Class B2, 5.9388% 3/25/37 (c)(g)	599	460
Class B3, 8.1388% 3/25/37 (c)(g)	1,721	1,432
Class M1, 5.0588% 3/25/37 (c)(g)	700	650
Class M2, 5.0788% 3/25/37 (c)(g)	526	479
Class M3, 5.1088% 3/27/37 (c)(g)	467	422
Class M4, 5.1588% 3/25/37 (c)(g)	352	306
Class M5, 5.2088% 3/25/37 (c)(g)	586	504
Class M6, 5.2888% 3/25/37 (c)(g)	819	692
Series 2007-3:
Class B1, 5.7388% 7/25/37 (c)(g)	592	578
Class B2, 6.3888% 7/25/37 (c)(g)	1,544	1,506
Class B3, 8.7888% 7/25/37 (c)(g)	788	765
Class M1, 5.0988% 7/25/37 (c)(g)	508	503
Class M2, 5.1288% 7/25/37 (c)(g)	546	540
Class M3, 5.1588% 7/25/37 (c)(g)	896	886
Class M4, 5.2888% 7/25/37 (c)(g)	1,404	1,383
Class M5, 5.3888% 7/25/37 (c)(g)	704	690
Class M6, 5.5888% 7/25/37 (c)(g)	536	526
Series 2007-4A:
Class A2, 5.3388% 9/25/37 (c)(g)	4,924	4,681
Class B1, 7.3388% 9/25/37 (c)(g)	744	622
Class B2, 8.2388% 9/25/37 (c)(g)	2,797	2,388
Class M1, 5.7388% 9/25/37 (c)(g)	689	652
Class M2, 5.8388% 9/25/37 (c)(g)	689	652
Class M4, 6.3888% 9/25/37 (c)(g)	1,832	1,687
Class M5, 6.5388% 9/25/37 (c)(g)	1,832	1,684
Class M6, 6.7388% 9/25/37 (c)(g)	1,832	1,651
Series 2004-1 Class IO, 1.25% 4/25/34 (c)(i)	32,112	1,246
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Bayview Commercial Asset Trust: - continued
Series 2006-2A Class IO, 0.8495% 7/25/36 (c)(i)	$ 70,148	$ 5,934
Bear Stearns Commercial Mortgage Securities Trust:
sequential payer:
Series 2006-PW12 Class A2, 5.688% 9/11/38	6,640	6,790
Series 2007-PW17 Class A1, 5.282% 6/11/50	9,361	9,374
Series 2007-T28 Class A1, 5.422% 9/11/42	3,980	4,001
Bear Stearns Commercial Mortgage Securities, Inc.:
sequential payer Series 2004-ESA Class A3, 4.741% 5/14/16 (c)	2,375	2,399
Series 2002-TOP8 Class X2, 2.0691% 8/15/38 (c)(g)(i)	39,125	2,048
Series 2003-PWR2 Class X2, 0.4943% 5/11/39 (c)(g)(i)	80,101	1,251
Series 2004-PWR6 Class X2, 0.6421% 11/11/41 (c)(g)(i)	29,833	684
Series 2005-PWR9 Class X2, 0.3881% 9/11/42 (c)(g)(i)	176,180	2,874
Series 2006-PW13 Class A1, 5.294% 9/11/41	12,024	12,142
CDC Commercial Mortgage Trust Series 2002-FX1 Class XCL, 0.9504% 5/15/35 (c)(g)(i)	165,058	7,864
Chase Commercial Mortgage Securities Corp. Series 2001-245 Class A1, 5.974% 2/12/16 (c)(g)	4,825	4,872
Citigroup Commercial Mortgage Trust:
sequential payer Series 2005-EMG Class A2, 4.2211% 9/20/51 (c)	3,715	3,668
Series 2004-C2 Class XP, 0.9323% 10/15/41 (c)(g)(i)	34,778	988
Citigroup/Deutsche Bank Commercial Mortgage Trust:
sequential payer Series 2006-CD2 Class A1, 5.302% 1/15/46	7,516	7,563
Series 2006-CD3 Class X3, 0.4504% 10/15/48 (g)(i)	331,831	7,088
Series 2007-CD4 Class A1, 4.977% 12/11/49	7,930	7,940
Cobalt CMBS Commercial Mortgage Trust sequential payer Series 2007-C2 Class A1, 5.064% 9/15/11 (g)	4,453	4,466
COMM Series 2004-LBN2 Class X2, 0.9353% 3/10/39 (c)(g)(i)	13,458	284
COMM pass-thru certificates:
floater Series 2007-FL14 Class F, 5.1519% 6/15/22 (c)(g)	4,980	4,806
Series 2005-LP5 Class XP, 0.3678% 5/10/43 (g)(i)	62,340	672
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class B, 6.0709% 9/15/30 (g)	12,880	12,914
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Commercial Mortgage Asset Trust sequential payer Series 1999-C1 Class A3, 6.64% 1/17/32	$ 2,434	$ 2,472
Credit Suisse Commercial Mortgage Trust Series 2006-C5 Class ASP, 0.6707% 12/15/39 (g)(i)	259,230	8,044
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2004-C1 Class A2, 3.516% 1/15/37	9,724	9,588
Series 1998-C1 Class D, 7.17% 5/17/40	4,590	4,829
Series 1999-C1 Class E, 7.8971% 9/15/41 (g)	6,370	6,591
Series 2001-CK6 Class AX, 0.645% 9/15/18 (i)	115,727	2,913
Series 2002-CP5 Class A1, 4.106% 12/15/35	5,720	5,596
Series 2003-C3 Class ASP, 1.6383% 5/15/38 (c)(g)(i)	93,063	3,358
Series 2004-C1 Class ASP, 0.7817% 1/15/37 (c)(g)(i)	66,922	1,459
Series 2005-C1 Class ASP, 0.3666% 2/15/38 (c)(g)(i)	323,611	3,796
Series 2005-C2 Class ASP, 0.5656% 4/15/37 (c)(g)(i)	55,728	1,110
DLJ Commercial Mortgage Corp. sequential payer Series 2000-CF1 Class A1B, 7.62% 6/10/33	6,760	7,123
First Union National Bank-Bank of America Commercial Mortgage Trust Series 2001-C1 Class D, 6.484% 3/15/33	6,920	7,094
GE Capital Commercial Mortgage Corp.:
sequential payer Series 2004-C3 Class A2, 4.433% 7/10/39	8,525	8,455
Series 2001-1 Class X1, 0.4214% 5/15/33 (c)(g)(i)	74,546	2,145
GE Capital Mall Finance Corp. Series 1998-1A Class B2, 7.25% 9/13/28 (c)(g)	9,550	9,550
Global Signal Trust III Series 2006-1:
Class B, 5.588% 2/15/36	3,040	2,993
Class C, 5.707% 2/15/36	3,755	3,697
GMAC Commercial Mortgage Securities, Inc.:
sequential payer Series 2003-C2 Class A1, 4.576% 5/10/40	21,219	21,108
Series 2004-C3 Class X2, 0.6775% 12/10/41 (g)(i)	45,666	812
Series 2006-C1 Class XP, 0.1483% 11/10/45 (g)(i)	92,338	678
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG11 Class A1, 5.358% 12/10/49	13,264	13,264
Series 2003-C2 Class XP, 1.003% 1/5/36 (c)(g)(i)	94,859	1,873
Series 2005-GG3 Class XP, 0.7836% 8/10/42 (c)(g)(i)	207,567	4,479
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
GS Mortgage Securities Corp. II floater Series 2007-EOP:
Class C, 4.9975% 3/1/20 (c)(g)	$ 3,810	$ 3,696
Class D, 5.0475% 3/1/20 (c)(g)	1,140	1,097
Class E, 5.1175% 3/1/20 (c)(g)	1,905	1,838
Class F, 5.1575% 3/1/20 (c)(g)	950	912
Class G, 5.1975% 3/1/20 (c)(g)	470	450
Class H, 5.3275% 3/1/20 (c)(g)	785	754
Class J, 5.5275% 3/1/20 (c)(g)	1,125	1,080
GS Mortgage Securities Trust Series 2007-GG10 Class A1, 5.69% 8/10/45	4,814	4,907
Hilton Hotel Pool Trust:
sequential payer Series 2000-HLTA Class A1, 7.055% 10/3/15 (c)	1,844	1,929
Series 2000-HLTA Class D, 7.555% 10/3/15 (c)	4,870	5,329
Host Marriott Pool Trust sequential payer Series 1999-HMTA:
Class A, 6.98% 8/3/15 (c)	931	950
Class B, 7.3% 8/3/15 (c)	1,980	2,070
JPMorgan Chase Commercial Mortgage Securities Corp.:
sequential payer:
Series 2001-C1 Class A2, 5.464% 10/12/35	4,974	4,992
Series 2006-LDP9 Class A1, 5.17% 5/15/47 (g)	6,477	6,510
Series 2002-C3 Class X2, 1.166% 7/12/35 (c)(g)(i)	32,167	600
Series 2003-CB7 Class X2, 0.7546% 1/12/38 (c)(g)(i)	15,555	269
Series 2003-LN1 Class X2, 0.5347% 10/15/37 (c)(g)(i)	98,037	1,629
Series 2004-C1 Class X2, 0.9764% 1/15/38 (c)(g)(i)	17,271	409
Series 2004-CB8 Class X2, 1.1075% 1/12/39 (c)(g)(i)	21,597	591
LB Commercial Conduit Mortgage Trust sequential payer:
Series 1998-C4 Class A1B, 6.21% 10/15/35	9,296	9,321
Series 1999-C1 Class A2, 6.78% 6/15/31	9,702	9,857
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A1, 5.23% 9/15/39	4,098	4,132
Series 2006-C7 Class A1, 5.279% 11/15/38	1,940	1,960
Series 2007-C1 Class A1, 5.391% 2/15/40 (g)	2,791	2,821
Series 2007-C2 Class A1, 5.226% 2/15/40	2,400	2,420
Series 2002-C4 Class XCP, 1.3927% 10/15/35 (c)(g)(i)	61,549	1,491
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
LB-UBS Commercial Mortgage Trust: - continued
Series 2002-C7 Class XCP, 0.8952% 1/15/36 (c)(g)(i)	$ 48,955	$ 855
Series 2003-C1 Class XCP, 1.2946% 12/15/36 (c)(g)(i)	20,147	568
Series 2004-C2 Class XCP, 1.1161% 3/1/36 (c)(g)(i)	48,232	1,125
Series 2004-C6 Class XCP, 0.6592% 8/15/36 (c)(g)(i)	56,225	925
Series 2006-C1 Class XCP, 0.3501% 2/15/41 (g)(i)	251,893	3,676
Series 2006-C6 Class XCP, 0.6294% 9/15/39 (g)(i)	148,642	4,389
Series 2007-C1 Class XCP, 0.4595% 2/15/40 (g)(i)	59,120	1,518
Series 2007-C2 Class XCP, 0.5106% 2/17/40 (g)(i)	268,394	7,646
LB-UBS Westfield Trust Series 2001-WM, 6.754% 7/14/16 (c)	5,530	5,736
Lehman Brothers Floating Rate Commercial Mortgage Trust floater Series 2003-LLFA:
Class J, 6.7031% 12/16/14 (c)(g)	5,585	5,440
Class K1, 7.2031% 12/16/14 (c)(g)	2,850	2,644
Merrill Lynch Mortgage Trust:
sequential payer Series 2007-C1 Class A1, 4.533% 7/12/40	10,666	10,776
Series 2002-MW1 Class XP, 1.5309% 7/12/34 (c)(g)(i)	20,714	488
Series 2005-MCP1 Class XP, 0.5638% 6/12/43 (g)(i)	55,406	1,257
Series 2005-MKB2 Class XP, 0.2642% 9/12/42 (g)(i)	26,502	254
Merrill Lynch-CFC Commercial Mortgage Trust:
Series 2007-6 Class A1, 5.175% 3/12/51	2,958	2,972
Series 2007-8 Class A1, 4.622% 8/12/49	4,249	4,215
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2006-4 Class XP, 0.6717% 12/12/49 (g)(i)	118,315	3,608
Morgan Stanley Capital I Trust:
sequential payer:
Series 2006-HQ8 Class A1, 5.124% 3/12/44	1,895	1,895
Series 2006-T23 Class A1, 5.682% 8/12/41	2,833	2,884
Series 2007-HQ11 Class A1, 5.246% 2/20/44 (g)	4,623	4,651
Series 2007-IQ13 Class A1, 5.05% 3/15/44	4,512	4,524
Series 2007-IQ14 Class A1, 5.38% 4/15/49	9,669	9,777
Series 2007-HQ12 Series A1, 5.519% 4/12/49 (g)	5,374	5,517
Morgan Stanley Capital I, Inc.:
sequential payer Series 2003-IQ5:
Class A2, 4.09% 4/15/38	1,525	1,518
Class X2, 0.8272% 4/15/38 (c)(g)(i)	32,217	827
Series 2003-IQ6 Class X2, 0.59% 12/15/41 (c)(g)(i)	65,878	1,220
Commercial Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Morgan Stanley Capital I, Inc.: - continued
Series 2005-HQ5 Class X2, 0.3253% 1/14/42 (g)(i)	$ 60,145	$ 570
Series 2005-IQ9 Class X2, 1.0462% 7/15/56 (c)(g)(i)	57,041	1,924
Series 2005-TOP17 Class X2, 0.5945% 12/13/41 (g)(i)	39,883	929
Morgan Stanley Dean Witter Capital I Trust:
Series 2003-HQ2 Class X2, 1.3536% 3/12/35 (c)(g)(i)	56,001	2,059
Series 2003-TOP9 Class X2, 1.4629% 11/13/36 (c)(g)(i)	39,613	1,401
NationsLink Funding Corp. Series 1999-1 Class C, 6.571% 1/20/31	4,150	4,196
STRIPS III Ltd./STRIPS III Corp. floater Series 2004-1A Class A, 5.2688% 3/24/18 (c)(g)	3,191	3,127
TrizecHahn Office Properties Trust Series 2001-TZHA:
Class C3, 6.522% 3/15/13 (c)	2,154	2,152
Class E3, 7.253% 3/15/13 (c)	4,447	4,423
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2003-C7 Class A1, 4.241% 10/15/35 (c)	17,458	17,217
Series 2007-C30 Class A1, 5.031% 12/15/43	4,433	4,441
Series 2007-C31 Class A1, 5.14% 4/15/47	3,002	3,014
Series 2004-C14 Class PP, 5.14% 8/15/41 (c)(g)	6,051	5,524
Series 2006-C23 Class X, 0.0807% 1/15/45 (c)(g)(i)	1,146,489	6,759
Series 2006-C24 Class XP, 0.0766% 3/15/45 (c)(g)(i)	195,559	1,160
Series 2007-C30 Class XP, 0.4375% 12/15/43 (c)(g)(i)	285,008	6,492
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $588,933)		579,607
Municipal Securities - 0.5%

Georgia Gen. Oblig.:
Series 2000 D, 5.75% 10/1/13 (Pre-Refunded to 10/1/10 @ 100) (j)	2,000	2,136
Series D, 5% 7/1/10	7,765	8,109
Illinois Gen. Oblig. First Series, 5.25% 8/1/12 (Pre-Refunded to 8/1/11 @ 100) (j)	1,680	1,795
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2000, 5.5% 6/15/33 (Pre-Refunded to 6/15/10 @ 101) (j)	7,000	7,461
Municipal Securities - continued
	Principal Amount (000s)	Value (000s)
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2000 A, 6% 4/1/30 (Pre-Refunded to 4/1/10 @ 100) (j)	$ 2,800	$ 2,977
Series A, 5.25% 4/1/26 (Pre-Refunded to 10/1/10 @ 100) (j)	10,000	10,562
Utah Gen. Oblig. Series A, 5% 7/1/10	5,545	5,789
TOTAL MUNICIPAL SECURITIES (Cost $38,721)		38,829
Foreign Government and Government Agency Obligations - 0.2%

United Mexican States 4.625% 10/8/08 (Cost $11,672)	11,755	11,714
Fixed-Income Funds - 10.6%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (h)	913,403	84,718
Fidelity Corporate Bond 1-5 Year Central Fund (h)	1,158,533	115,483
Fidelity Ultra-Short Central Fund (h)	6,410,222	573,074
TOTAL FIXED-INCOME FUNDS (Cost $845,499)		773,275
Cash Equivalents - 18.0%
	Maturity Amount (000s)
Investments in repurchase agreements in a joint trading account at 4.65%, dated 11/30/07 due 12/3/07:
(Collateralized by U.S. Government Obligations) #	$ 223,220	223,134
(Collateralized by U.S. Government Obligations) # (a)	1,094,054	1,093,630
TOTAL CASH EQUIVALENTS (Cost $1,316,764)		1,316,764
TOTAL INVESTMENT PORTFOLIO - 118.7% (Cost $8,843,716)		8,693,352
NET OTHER ASSETS - (18.7)%		(1,368,987)
NET ASSETS - 100%		$ 7,324,365
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Eurodollar Contracts
927 Eurodollar 90 Day Index Contracts	Dec. 2007	$ 915,772	$ 639
1,074 Eurodollar 90 Day Index Contracts	March 2008	1,062,804	2,049
1,074 Eurodollar 90 Day Index Contracts	June 2008	1,063,985	2,321
1,074 Eurodollar 90 Day Index Contracts	Sept. 2008	1,064,589	2,839
1,074 Eurodollar 90 Day Index Contracts	Dec. 2008	1,064,777	2,934
487 Eurodollar 90 Day Index Contracts	March 2009	482,787	548
TOTAL EURODOLLAR CONTRACTS			11,330
Sold
Eurodollar Contracts
76 Eurodollar 90 Day Index Contracts	June 2009	75,322	(340)
74 Eurodollar 90 Day Index Contracts	Sept. 2009	73,315	(311)
73 Eurodollar 90 Day Index Contracts	Dec. 2009	72,297	(288)
72 Eurodollar 90 Day Index Contracts	March 2010	71,284	(263)
72 Eurodollar 90 Day Index Contracts	June 2010	71,261	(244)
70 Eurodollar 90 Day Index Contracts	Sept. 2010	69,263	(224)
69 Eurodollar 90 Day Index Contracts	Dec. 2010	68,255	(209)
22 Eurodollar 90 Day Index Contracts	March 2011	21,758	(63)
TOTAL EURODOLLAR CONTRACTS			(1,942)
			$ 9,388
Swap Agreements
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps

Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE8 Class B3, 7.3913% 9/25/34

	Oct. 2034	$ 1,462	$ (364)
Receive monthly notional amount multiplied by 3.05% and pay Merrill Lynch upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class B3, 7.2913% 9/25/34	Oct. 2034	1,600	(385)
Receive monthly notional amount multiplied by 3.3% and pay to Morgan Stanley, Inc. upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M9, 6.88% 11/25/34	Dec. 2034	1,645	(465)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-HE7 Class B3, 9.01% 8/25/34	Sept. 2034	815	(221)
Receive monthly notional amount multiplied by 3.35% and pay Morgan Stanley, Inc. upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC7 Class B3, 7.6913% 7/25/34	August 2034	1,348	(349)
Receive monthly notional amount multiplied by .42% and pay Bank of America upon credit event of Bear Stearns Asset Backed Securities, par value of the notional amount of Bear Stearns Asset Backed Securities Series 2005-HE2 Class M3, 6.175% 2/25/35	March 2035	5,600	(1,753)
Receive monthly notional amount multiplied by .42% and pay Bank of America upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2005-B Class M7, 6.055% 4/25/35	May 2035	5,600	(1,863)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by .56% and pay Bank of America upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R11 Class M6, 6.785% 11/25/34

	Dec. 2034	$ 7,000	$ (1,005)
Receive monthly notional amount multiplied by .8% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WCH1 Class M6, 6.365% 1/25/35	Feb. 2035	2,400	(791)
Receive monthly notional amount multiplied by .82% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC6 Class M3, 5.6413% 7/25/34	August 2034	1,462	(137)
Receive monthly notional amount multiplied by .85% and pay Deutsche Bank upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M6, 6.105% 5/25/35	June 2035	2,400	(914)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Ameriquest Mortgage Securities, Inc., par value of the notional amount of Ameriquest Mortgage Securities, Inc. Series 2004-R9 Class M5, 5.5913% 10/25/34	Nov. 2034	1,462	(265)
Receive monthly notional amount multiplied by .85% and pay UBS upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2004-NC8 Class M6, 5.4413% 9/25/34	Oct. 2034	1,462	(176)
Receive monthly notional amount multiplied by 1.6% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35	June 2035	1,330	(564)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 1.66% and pay Morgan Stanley, Inc. upon credit event of Park Place Securities, Inc., par value of the notional amount of Park Place Securities, Inc. Series 2005-WHQ2 Class M7, 5.4413% 5/25/35

	June 2035	$ 1,462	$ (618)
Receive monthly notional amount multiplied by 1.85% and pay Citibank upon credit event of Carrington Mortgage Loan Trust, par value of the notional amount of Carrington Mortgage Loan Trust Series 2006-NC2 Class M9, 7.02% 6/25/36	July 2036	4,500	(3,970)
Receive monthly notional amount multiplied by 1.9% and pay Morgan Stanley, Inc., upon credit event of Morgan Stanley ABS Capital I, Inc., par value of the notional amount of Morgan Stanley ABS Capital I, Inc. Series 2006-HE3 Class B3, 7.2225% 4/25/36	May 2036	3,400	(2,962)
Receive monthly notional amount multiplied by 2% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-7 Class M9, 7.14% 8/25/36	Sept. 2036	4,100	(3,495)
Receive monthly notional amount multiplied by 2.54% and pay Merrill Lynch upon credit event of Countrywide Home Loans, Inc., par value of the notional amount of Countrywide Home Loans, Inc. Series 2003-BC1 Class B1, 7.6913% 3/25/32	April 2032	129	(107)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-1 Class M9, 7.3913% 2/25/34	March 2034	414	(65)
Receive monthly notional amount multiplied by 2.61% and pay Goldman Sachs upon credit event of Fremont Home Loan Trust, par value of the notional amount of Fremont Home Loan Trust Series 2004-A Class B3, 7.0413% 1/25/34	Feb. 2034	186	(153)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued

Receive monthly notional amount multiplied by 2.79% and pay Merrill Lynch, Inc. upon credit event of New Century Home Equity Loan Trust, par value of the notional amount of New Century Home Equity Loan Trust Series 2004-4 Class M9, 7.0788% 2/25/35

	March 2035	$ 1,269	$ (385)
Receive monthly notional amount multiplied by 3.5% and pay Goldman Sachs upon credit event of Merrill Lynch Mortgage Investors, Inc., par value of the notional amount of Merrill Lynch Mortgage Investors, Inc. Series 2006 HE5, Class B3, 7.32% 8/25/37	Sept. 2037	12,500	(10,658)
Receive monthly notional amount multiplied by 3.6% and pay Goldman Sachs upon credit event of Nomura Home Equity Loan, Inc., par value of the notional amount of Nomura Home Equity Loan, Inc. Series 2006-HE3 Class M9, 7.17% 7/25/36	August 2036	12,500	(10,141)
Receive monthly notional amount multiplied by 3.7% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust Series 2006-6 Class M9, 7.25% 7/25/36	August 2036	12,500	(10,506)
Receive monthly notional amount multiplied by 3.8% and pay Goldman Sachs upon credit event of Long Beach Mortgage Loan Trust, par value of the notional amount of Long Beach Mortgage Loan Trust 2006-8 Class M9, 7.17% 9/25/36	Oct. 2036	12,500	(10,241)
Receive monthly notional amount multiplied by 5% and pay Deutsche Bank upon credit event of MASTR Asset Backed Securities Trust, par value of the notional amount of MASTR Asset Backed Securities Trust Series 2003-NC1 Class M6, 8.1913% 4/25/33	May 2033	1,462	(441)
Receive quarterly notional amount multiplied by .41% and pay Merrill Lynch, Inc. upon credit event of Talisman Energy, Inc., par value of the notional amount of Talisman Energy, Inc. 7.25% 10/15/27	March 2009	4,600	16
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Credit Default Swaps - continued
Receive quarterly notional amount multiplied by .48% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Sept. 2008	$ 10,265	$ (204)
Receive quarterly notional amount multiplied by .5% and pay Deutsche Bank upon credit event of Fannie Mae, par value of the notional amount of Fannie Mae 5.25% 8/1/12	Sept. 2012	5,500	(73)
Receive quarterly notional amount multiplied by .54% and pay to Morgan Stanley, Inc. upon credit event of Fannie Mae, par value of the notional amount of Fannie Mae 5.25% 8/1/12	Sept. 2012	5,450	(62)
Receive quarterly notional amount multiplied by .55% and pay Deutsche Bank upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	6,600	(669)
Receive quarterly notional amount multiplied by .58% and pay Deutsche Bank upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	1,600	(161)
Receive quarterly notional amount multiplied by .59% and pay Bank of America upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	1,600	(160)
Receive quarterly notional amount multiplied by .59% and pay Merrill Lynch, Inc. upon credit event of MBIA, Inc., par value of the notional amount of MBIA, Inc. 6.625% 10/1/28	Sept. 2010	3,300	(331)
Receive quarterly notional amount multiplied by .78% and pay Goldman Sachs upon credit event of TXU Energy Co. LLC, par value of the notional amount of TXU Energy Co. LLC 7% 3/15/13	Dec. 2008	10,000	(232)
TOTAL CREDIT DEFAULT SWAPS		151,423	(64,870)
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Total Return Swaps

Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.

	Dec. 2007	$ 28,650	$ (646)
Receive monthly notional amount multiplied by the nominal spread appreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor plus 15 basis points and pay monthly notional amount multiplied by the nominal spread depreciation of the Lehman Brothers CMBS U.S. Aggregate Index adjusted by a modified duration factor with Lehman Brothers, Inc.	May 2008	35,840	(804)
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR minus 20 basis points with Lehman Brothers, Inc.	April 2008	71,800	366
TOTAL TOTAL RETURN SWAPS		136,290	(1,084)
		$ 287,713	$ (65,954)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to
$649,203,000 or 8.9% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,709,000.
(f) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $58,733,000.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Security collateralized by an amount sufficient to pay interest and principal.

(k) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,403,000 or 0.1% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Iberbond 2004 PLC 4.826% 12/24/17	11/30/05	$ 12,387
# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$223,134,000 due 12/03/07 at 4.65%
ABN AMRO Bank N.V., New York Branch	$ 8,605
BNP Paribas Securities Corp.	14,199
Banc of America Securities LLC	5,161
Bank of America, NA	86,052
Barclays Capital, Inc.	38,517
Citigroup Global Markets, Inc.	5,737
ING Financial Markets LLC	28,684
Societe Generale, New York Branch	1,758
UBS Securities LLC	28,684
WestLB AG	5,737
$ 223,134
$1,093,630,000 due 12/03/07 at 4.65%
Banc of America Securities LLC	$ 623,101
Barclays Capital, Inc.	470,529
$ 1,093,630
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 1,134
Fidelity Corporate Bond 1-5 Year Central Fund	1,517
Fidelity Ultra-Short Central Fund	8,940
Total	$ 11,591

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 86,027	$ 1,134	$ -	$ 84,718	3.2%
Fidelity Corporate Bond 1-5 Year Central Fund	113,209	1,517	-	115,483	16.5%
Fidelity Ultra-Short Central Fund	637,253	-	29,967	573,074	5.6%
Total	$ 836,489	$ 2,651	$ 29,967	$ 773,275
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $8,834,155,000. Net unrealized depreciation aggregated $140,803,000, of which $78,206,000 related to appreciated investment securities and $219,009,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Swaps are marked-to-market daily based on dealer-supplied valuations. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets in securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® U.S. Bond Index

November 30, 2007

1.810715.103

UBI-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 6.9%
	Principal Amount (000s)	Value (000s)
CONSUMER DISCRETIONARY - 0.6%
Household Durables - 0.1%
Fortune Brands, Inc. 5.875% 1/15/36	$ 6,806	$ 6,251
Media - 0.5%
AOL Time Warner, Inc. 7.625% 4/15/31	3,250	3,538
Comcast Corp. 6.45% 3/15/37	838	836
Cox Communications, Inc. 6.45% 12/1/36 (c)	2,735	2,696
News America Holdings, Inc. 7.75% 12/1/45	3,160	3,562
News America, Inc.:
6.15% 3/1/37	3,955	3,771
6.2% 12/15/34	6,115	5,891
Time Warner Cable, Inc.:
5.85% 5/1/17	5,801	5,731
6.55% 5/1/37	10,634	10,554
Viacom, Inc.:
6.125% 10/5/17	5,420	5,383
6.75% 10/5/37	1,865	1,851
		43,813
TOTAL CONSUMER DISCRETIONARY		50,064
CONSUMER STAPLES - 0.7%
Beverages - 0.1%
Diageo Capital PLC 5.75% 10/23/17	4,422	4,476
Food & Staples Retailing - 0.1%
CVS Caremark Corp. 6.302% 6/1/37 (e)	12,815	12,555
Food Products - 0.4%
Cargill, Inc. 6.625% 9/15/37 (c)	22,855	22,896
Kraft Foods, Inc. 6% 2/11/13	7,895	8,182
		31,078
Tobacco - 0.1%
Reynolds American, Inc. 7.25% 6/15/37	7,220	7,576
TOTAL CONSUMER STAPLES		55,685
ENERGY - 0.8%
Oil, Gas & Consumable Fuels - 0.8%
Anadarko Petroleum Corp. 6.45% 9/15/36	2,675	2,710
Duke Capital LLC 6.75% 2/15/32	2,765	2,871
Duke Energy Field Services 6.45% 11/3/36 (c)	7,000	6,992
Kinder Morgan Energy Partners LP 6.95% 1/15/38	1,065	1,121
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Marathon Oil Corp. 6.6% 10/1/37	$ 7,150	$ 7,426
Nakilat, Inc. 6.067% 12/31/33 (c)	7,770	7,560
Nexen, Inc.:
5.875% 3/10/35	3,710	3,456
6.4% 5/15/37	4,885	4,810
Pemex Project Funding Master Trust 6.18% 12/3/12 (c)(e)	2,040	2,025
Plains All American Pipeline LP:
6.125% 1/15/17	2,445	2,471
6.65% 1/15/37	4,570	4,707
Ras Laffan Liquid Natural Gas Co. Ltd. III 6.332% 9/30/27 (c)	5,465	5,454
Talisman Energy, Inc. yankee 6.25% 2/1/38	3,065	3,025
Texas Eastern Transmission LP 6% 9/15/17 (c)	5,636	5,661
Valero Energy Corp. 6.625% 6/15/37	3,620	3,747
		64,036
FINANCIALS - 1.8%
Capital Markets - 0.6%
BlackRock, Inc. 6.25% 9/15/17	8,560	8,861
Goldman Sachs Group, Inc.:
5.625% 1/15/17	7,000	6,812
6.75% 10/1/37	7,530	7,396
JPMorgan Chase Capital XX 6.55% 9/29/36	14,550	12,760
Lehman Brothers Holdings, Inc. 6% 5/3/32 (e)	6,980	6,205
Morgan Stanley 4.75% 4/1/14	3,500	3,337
		45,371
Commercial Banks - 0.4%
Bank of America NA:
5.3% 3/15/17	3,500	3,395
6% 10/15/36	2,919	2,784
BB&T Capital Trust IV 6.82% 6/12/77 (e)	3,510	3,149
HSBC Holdings PLC 6.5% 9/15/37	10,000	9,486
Standard Chartered Bank 6.4% 9/26/17 (c)	9,710	9,945
Wachovia Bank NA 5.85% 2/1/37	7,000	6,425
		35,184
Consumer Finance - 0.4%
General Electric Capital Corp.:
5.625% 9/15/17	5,645	5,826
6.375% 11/15/67 (e)	9,000	9,170
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
FINANCIALS - continued
Consumer Finance - continued
SLM Corp.:
4% 1/15/09	$ 2,350	$ 2,268
4.5% 7/26/10	5,430	5,143
5.2238% 7/27/09 (e)	2,472	2,314
5.2438% 7/26/10 (e)	9,378	8,729
		33,450
Diversified Financial Services - 0.1%
Bank of America Corp. 5.75% 12/1/17	4,835	4,835
Citigroup, Inc. 5.875% 5/29/37	1,600	1,489
ZFS Finance USA Trust V 6.5% 5/9/67 (c)(e)	4,235	3,854
		10,178
Insurance - 0.1%
The Travelers Companies, Inc. 6.25% 6/15/37	8,350	8,283
Real Estate Investment Trusts - 0.2%
Duke Realty LP:
5.95% 2/15/17	630	639
6.5% 1/15/18	4,915	5,196
Liberty Property LP 6.625% 10/1/17	3,730	3,779
UDR, Inc. 5.5% 4/1/14	6,340	6,424
		16,038
TOTAL FINANCIALS		148,504
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
AstraZeneca PLC:
5.9% 9/15/17	4,505	4,709
6.45% 9/15/37	3,250	3,519
		8,228
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.1%
Bombardier, Inc.:
6.3% 5/1/14 (c)	7,655	7,502
7.45% 5/1/34 (c)	1,860	1,841
		9,343
Airlines - 0.1%
Delta Air Lines, Inc. pass thru trust certificates 7.57% 11/18/10	7,745	7,861
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
INDUSTRIALS - continued
Industrial Conglomerates - 0.3%
Covidien International Finance SA 6.55% 10/15/37 (c)	$ 4,250	$ 4,446
General Electric Co. 5.25% 12/6/17	16,450	16,299
		20,745
TOTAL INDUSTRIALS		37,949
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Instruments - 0.0%
Tyco Electronics Group SA 7.125% 10/1/37 (c)	2,475	2,607
MATERIALS - 0.2%
Metals & Mining - 0.2%
United States Steel Corp. 6.65% 6/1/37	5,515	5,159
Vale Overseas Ltd. 6.25% 1/23/17	7,095	7,209
		12,368
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 1.1%
AT&T, Inc. 6.8% 5/15/36	10,959	11,976
BellSouth Capital Funding Corp. 7.875% 2/15/30	3,540	4,174
British Telecommunications PLC 9.125% 12/15/30	4,515	6,049
SBC Communications, Inc.:
6.15% 9/15/34	7,545	7,556
6.45% 6/15/34	9,520	9,843
Sprint Capital Corp.:
6.875% 11/15/28	10,955	10,214
8.75% 3/15/32	3,792	4,121
Telecom Italia Capital SA 7.2% 7/18/36	6,810	7,371
Telefonica Emisiones SAU 7.045% 6/20/36	2,951	3,279
Verizon Communications, Inc. 6.25% 4/1/37	3,121	3,278
Verizon Global Funding Corp.:
5.85% 9/15/35	3,190	3,186
7.75% 12/1/30	14,735	17,497
		88,544
Nonconvertible Bonds - continued
	Principal Amount (000s)	Value (000s)
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - 0.2%
America Movil SAB de CV 6.125% 11/15/37	$ 8,365	$ 8,166
Vodafone Group PLC 6.15% 2/27/37	8,370	8,282
		16,448
TOTAL TELECOMMUNICATION SERVICES		104,992
UTILITIES - 0.9%
Electric Utilities - 0.8%
Commonwealth Edison Co. 5.4% 12/15/11	4,692	4,757
EDP Finance BV 6% 2/2/18 (c)	6,620	6,681
Enel Finance International SA:
6.25% 9/15/17 (c)	3,380	3,462
6.8% 9/15/37 (c)	11,967	12,504
Illinois Power Co. 6.125% 11/15/17 (c)	2,955	3,000
Pepco Holdings, Inc.:
6.125% 6/1/17	7,000	7,284
7.45% 8/15/32	8,330	9,287
PPL Capital Funding, Inc. 6.7% 3/30/67 (e)	3,750	3,571
Tampa Electric Co.:
6.15% 5/15/37	6,260	6,270
6.55% 5/15/36	5,500	5,803
		62,619
Gas Utilities - 0.0%
NiSource Finance Corp. 5.45% 9/15/20	4,830	4,570
Multi-Utilities - 0.1%
MidAmerican Energy Holdings, Co. 6.5% 9/15/37	7,605	7,904
TOTAL UTILITIES		75,093
TOTAL NONCONVERTIBLE BONDS (Cost $556,480)		559,526
U.S. Government and Government Agency Obligations - 31.2%

U.S. Government Agency Obligations - 8.3%
Fannie Mae:
3.25% 2/15/09 (b)	146,470	145,285
5% 2/16/12 (b)	85,000	88,354
5.375% 6/12/17 (b)	58,472	62,089
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - continued
Fannie Mae: - continued
6.625% 9/15/09	$ 3,055	$ 3,207
Federal Home Loan Bank 5.375% 8/19/11	14,195	14,948
Freddie Mac:
4% 6/12/13	20,038	19,926
4.625% 10/25/12 (b)	152,900	156,908
4.75% 3/5/09	5,533	5,589
5.25% 7/18/11 (b)	93,407	97,952
5.5% 8/23/17 (b)	42,900	45,950
5.75% 1/15/12	25,000	26,715
Tennessee Valley Authority 5.375% 4/1/56	5,395	5,652
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 5.96% 8/1/09	3,600	3,639
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		676,214
U.S. Treasury Inflation Protected Obligations - 4.3%
U.S. Treasury Inflation-Indexed Notes:
2% 1/15/14 (b)	207,264	214,525
2% 7/15/14 (b)	75,206	77,921
2.375% 4/15/11	31,192	32,537
2.625% 7/15/17	25,147	27,384
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS		352,367
U.S. Treasury Obligations - 18.6%
U.S. Treasury Bonds:
6.25% 5/15/30 (b)	213,801	269,089
8% 11/15/21 (b)	79,717	110,003
U.S. Treasury Notes:
3.375% 10/15/09 (b)	215,570	216,816
3.875% 5/15/09 (b)	72,082	72,893
3.875% 10/31/12 (d)	166,733	170,174
4.25% 8/15/13 (b)	220,990	229,398
4.25% 8/15/14 (b)	70,000	72,341
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
4.5% 11/15/10 (b)	$ 100,000	$ 103,992
4.75% 5/15/14 (b)	251,102	267,110
TOTAL U.S. TREASURY OBLIGATIONS		1,511,816
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $2,453,147)		2,540,397
U.S. Government Agency - Mortgage Securities - 15.1%

Fannie Mae - 13.6%
4.5% 4/1/20	3,430	3,401
4.5% 12/1/22 (d)	4,000	3,937
4.5% 12/1/22 (d)	50,000	49,211
5% 12/1/22 (d)	21,000	20,985
5% 12/1/22 (d)	90,000	89,938
5% 12/1/37 (d)	30,000	29,430
5% 12/1/37 (d)	142,000	139,303
5% 12/1/37 (d)	133,000	130,474
5.5% 10/1/35 to 12/1/37	374,996	375,999
6% 12/1/22 (d)	2,000	2,045
6% 7/1/36 to 11/1/37	184,000	187,063
6.5% 5/1/36 to 10/1/37	74,993	77,152
11.5% 8/1/14	3	3
TOTAL FANNIE MAE		1,108,941
Freddie Mac - 1.2%
6% 12/1/37 (d)	100,000	101,483
11.75% 9/1/13	10	11
TOTAL FREDDIE MAC		101,494
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Government National Mortgage Association - 0.3%
6.5% 12/1/37 (d)	$ 9,000	$ 9,316
6.5% 12/1/37 (d)	11,000	11,386
TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION		20,702
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,207,185)		1,231,137
Asset-Backed Securities - 0.1%

ACE Securities Corp. Home Equity Loan Trust Series 2005-SD1 Class A1, 5.1888% 11/25/50 (e)	438	381
Amortizing Residential Collateral Trust Series 2002-BC1 Class M2, 5.8888% 1/25/32 (e)	259	248
Capital Auto Receivables Asset Trust Series 2006-SN1A:
Class B, 5.5% 4/20/10 (c)	995	1,002
Class C, 5.77% 5/20/10 (c)	955	957
Class D, 6.15% 4/20/11 (c)	1,620	1,620
Onyx Acceptance Owner Trust Series 2005-B Class A4, 4.34% 5/15/12	4,220	4,198
TOTAL ASSET-BACKED SECURITIES (Cost $8,487)		8,406
Collateralized Mortgage Obligations - 0.3%

Private Sponsor - 0.2%
Chase Mortgage Finance Trust Series 2007-A1 Class 1A5, 4.3557% 2/25/37 (e)	628	639
Credit Suisse First Boston Mortgage Securities Corp. floater Series 2007-AR7 Class 2A1, 4.6342% 11/25/34 (e)	2,919	2,884
JPMorgan Mortgage Trust Series 2007-A1 Class 3A2, 5.0072% 7/25/35 (e)	3,086	3,063
Provident Funding Mortgage Loan Trust Series 2005-2 Class 3A, 4.5418% 10/25/35 (e)	7,121	7,138
Wells Fargo Mortgage Backed Securities Trust:
Series 2005-AR12 Class 2A6, 4.3205% 7/25/35 (e)	818	804
Series 2005-AR3 Class 2A1, 4.1926% 3/25/35 (e)	1,626	1,611
TOTAL PRIVATE SPONSOR		16,139
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 0.1%
Fannie Mae subordinate REMIC pass-thru certificates planned amortization class:
Series 2001-68 Class QZ, 5.5% 12/25/16	$ 5,740	$ 5,793
Series 2002-9 Class PC, 6% 3/25/17	1,086	1,107
TOTAL U.S. GOVERNMENT AGENCY		6,900
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $22,803)		23,039
Commercial Mortgage Securities - 0.4%

Citigroup Commercial Mortgage Trust Series 2007-C6 Class A1, 5.622% 12/10/49 (e)	12,783	13,023
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1 Class C, 6.78% 5/17/40	9,200	9,293
Series 2004-C1 Class ASP, 0.7817% 1/15/37 (c)(e)(g)	59,688	1,301
LB Commercial Conduit Mortgage Trust sequential payer Series 1999-C1 Class A2, 6.78% 6/15/31	4,758	4,834
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C7 Class A1, 5.279% 11/15/38	1,773	1,791
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $30,519)		30,242
Fixed-Income Funds - 45.6%
	Shares
Fidelity 1-3 Year Duration Securitized Bond Central Fund (f)	976,039	90,528
Fidelity 2-5 Year Duration Securitized Bond Central Fund (f)	4,472,094	435,940
Fidelity Corporate Bond 1-10 Year Central Fund (f)	10,435,959	1,042,135
Fidelity Mortgage Backed Securities Central Fund (f)	16,122,188	1,598,515
Fidelity Ultra-Short Central Fund (f)	6,188,939	553,291
TOTAL FIXED-INCOME FUNDS (Cost $3,829,898)		3,720,409
Cash Equivalents - 36.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 4.65%, dated 11/30/07 due 12/3/07:
(Collateralized by U.S. Government Obligations) #	$ 743,651	$ 743,363
(Collateralized by U.S. Government Obligations) # (a)	2,196,662	2,195,811
TOTAL CASH EQUIVALENTS (Cost $2,939,174)		2,939,174
TOTAL INVESTMENT PORTFOLIO - 135.7% (Cost $11,047,693)		11,052,330
NET OTHER ASSETS - (35.7)%		(2,905,541)
NET ASSETS - 100%		$ 8,146,789
Swap Agreements
	Expiration Date	Notional Amount (000s)
Credit Default Swaps
Receive from Citibank upon credit event of Bristol-Myers Squibb Co., par value of the notional amount of Bristol-Myers Squibb Co. 5.25% 8/15/13, and pay quarterly notional amount multiplied by .32%	Sept. 2017	$ 2,300	1
Receive from Goldman Sachs upon credit event of CSX Corp., par value of the notional amount of CSX Corp. 5.30% 2/15/14, and pay quarterly notional amount multiplied by .77%	Sept. 2017	7,700	48
TOTAL CREDIT DEFAULT SWAPS		10,000	49
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 4.9575% and pay quarterly a floating rate based on 3-month LIBOR with Lehman Brothers Specialty Finance, Inc.	Nov. 2011	100,000	3,218
Swap Agreements - continued
	Expiration Date	Notional Amount (000s)	Value (000s)
Interest Rate Swaps - continued
Receive semi-annually a fixed rate equal to 5.235% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	$ 150,000	$ 6,773
Receive semi-annually a fixed rate equal to 5.556% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	June 2012	25,000	1,786
TOTAL INTEREST RATE SWAPS		275,000	11,777
Total Return Swaps
Receive monthly a return equal to Lehman Brothers CMBS U.S. Aggregate Index and pay monthly a floating rate based on 1-month LIBOR with Lehman Brothers, Inc.	Dec. 2007	30,000	189
		$ 315,000	$ 12,015
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to
$114,006,000 or 1.4% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(f) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(g) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

# Additional Information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$743,363,000 due 12/03/07 at 4.65%
ABN AMRO Bank N.V., New York Branch	$ 28,668
BNP Paribas Securities Corp.	47,302
Banc of America Securities LLC	17,194
Bank of America, NA	286,680
Barclays Capital, Inc.	128,318
Citigroup Global Markets, Inc.	19,112
ING Financial Markets LLC	95,560
Societe Generale, New York Branch	5,857
UBS Securities LLC	95,560
WestLB AG	19,112
$ 743,363
$2,195,811,000 due 12/03/07 at 4.65%
Banc of America Securities LLC	$ 1,251,073
Barclays Capital, Inc.	944,738
$ 2,195,811
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 1,750
Fidelity 2-5 Year Duration Securitized Bond Central Fund	6,459
Fidelity Corporate Bond 1-10 Year Central Fund	14,184
Fidelity Mortgage Backed Securities Central Fund	20,706
Fidelity Ultra-Short Central Fund	9,516
Total	$ 52,615

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity 1-3 Year Duration Securitized Bond Central Fund	$ 142,068	$ 1,750	$ 49,803	$ 90,528	3.4%
Fidelity 2-5 Year Duration Securitized Bond Central Fund	480,949	6,459	49,770	435,940	11.7%
Fidelity Corporate Bond 1-10 Year Central Fund	1,018,745	14,184	-	1,042,135	12.9%
Fidelity Mortgage Backed Securities Central Fund	1,483,795	100,820	-	1,598,515	17.7%
Fidelity Ultra-Short Central Fund	728,119	-	141,164	553,291	5.4%
Total	$ 3,853,676	$ 123,213	$ 240,737	$ 3,720,409
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $11,042,612,000. Net unrealized appreciation aggregated $9,718,000, of which $129,938,000 related to appreciated investment securities and $120,220,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities may be valued by a single source or dealer. Swaps are marked-to-market daily based on dealer-supplied valuations. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. Factors used in the determination of fair value may include current market trading activity, interest rates, credit quality and default rates. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Credit Risk

The Fund invests a portion of its assets in securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	January 29, 2008